UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-04041

GE INVESTMENTS FUNDS, INC

(Exact name of registrant as specified in charter)

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 09/30/10

Item 1.	Schedule of Investments

GEI U.S. Equity

Schedule of Investments—September 30, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

	Number of Shares	Value
Common Stock—94.4% †
Advertising—1.5%
Omnicom Group Inc.	14,286	$564,011

Aerospace & Defense—3.1%
CAE Inc.	18,032	186,674
Hexcel Corp.	5,916	105,246	(a)
Honeywell International Inc.	10,481	460,535
ITT Corp.	887	41,538
Rockwell Collins Inc.	2,538	147,839
United Technologies Corp.	2,454	174,798
		1,116,630

Agricultural Products—0.7%
Archer-Daniels-Midland Co.	7,516	239,911

Asset Management & Custody Banks—3.3%
Ameriprise Financial Inc.	4,792	226,805
Invesco Ltd.	5,731	121,669
State Street Corp.	17,426	656,263	(e)
The Bank of New York Mellon Corp.	7,453	194,747
		1,199,484

Automotive Retail—0.1%
O’Reilly Automotive Inc.	814	43,305	(a)

Biotechnology—4.3%
Amgen Inc.	17,136	944,365	(a)
Gilead Sciences Inc.	17,616	627,306	(a)
		1,571,671

Brewers—0.2%
Molson Coors Brewing Co.	1,198	56,570

Cable & Satellite—1.2%
DIRECTV	6,389	265,974	(a)
Liberty Global Inc.	5,071	154,970	(a)
		420,944

Coal & Consumable Fuels—0.1%
Peabody Energy Corp.	1,109	54,352

Communications Equipment—5.3%
Cisco Systems Inc.	38,124	834,916	(a)
QUALCOMM Inc.	19,892	897,527
Research In Motion Ltd.	3,881	188,966	(a)
		1,921,409

Computer Hardware—2.7%
Apple Inc.	2,949	836,779	(a)
Hewlett-Packard Co.	3,106	130,669
		967,448

Construction & Farm Machinery & Heavy Trucks—1.0%
Cummins Inc.	1,190	107,790
Deere & Co.	2,897	202,153
Navistar International Corp.	1,217	53,110	(a)
		363,053

Consumer Finance—0.3%
Capital One Financial Corp.	2,435	96,304

Data Processing & Outsourced Services—2.9%
The Western Union Co.	30,650	541,586
Visa Inc.	6,924	514,176
		1,055,762

Department Stores—0.2%
Macy’s Inc.	3,416	78,875

Diversified Banks—1.1%
US Bancorp	2,662	57,552
Wells Fargo & Co.	13,210	331,967
		389,519

Diversified Metals & Mining—0.3%
Freeport-McMoRan Copper & Gold Inc.	1,411	120,485

Diversified Support Services—0.4%
Iron Mountain Inc.	6,329	141,390

Electric Utilities—1.7%
Edison International	1,996	68,642
Entergy Corp.	1,996	152,754
ITC Holdings Corp.	1,034	64,367
NextEra Energy Inc	3,319	180,520
Northeast Utilities	5,018	148,382
		614,665

Electrical Components & Equipment—0.2%
Cooper Industries PLC	1,272	62,239

Electronic Components—0.3%
Corning Inc.	5,767	105,421

Fertilizers & Agricultural Chemicals—1.5%
Monsanto Co.	6,630	317,776
Potash Corporation of Saskatchewan Inc.	1,507	217,068
		534,844

General Merchandise Stores—1.1%
Target Corp.	7,210	385,302

Gold—0.3%
Barrick Gold Corp.	2,228	103,134

Healthcare Distributors—0.3%
Cardinal Health Inc.	3,194	105,530

Healthcare Equipment—2.7%
Becton Dickinson and Co.	754	55,871
Covidien PLC	12,716	511,056
Hospira Inc.	2,661	151,704	(a)
ResMed Inc.	8,133	266,844	(a)
		985,475

Healthcare Services—1.8%
Express Scripts Inc.	10,541	513,347	(a)
Omnicare Inc.	5,989	143,017
		656,364

Home Improvement Retail—1.6%
Lowe’s Companies Inc.	25,380	565,720

Home Building—0.1%
MDC Holdings Inc.	897	26,040

Home Furnishing Retail—0.3%
Bed Bath & Beyond Inc.	2,545	110,479	(a)

Hotels, Resorts & Cruise Lines—0.5%
Carnival Corp.	4,991	190,706

Household Products—2.1%
Clorox Co.	4,356	290,807
The Procter & Gamble Co.	8,041	482,219
		773,026

Independent Power Producers & Energy Traders—0.1%
Calpine Corp.	3,727	46,401	(a)

Industrial Gases—1.2%
Praxair Inc.	4,740	427,832

Industrial Machinery—0.2%
Eaton Corp.	754	62,198

Integrated Oil & Gas—5.2%
Chevron Corp.	4,259	345,192
Exxon Mobil Corp.	12,381	765,022	(h)
Marathon Oil Corp.	5,324	176,224
Occidental Petroleum Corp.	1,970	154,251
Suncor Energy Inc.	13,311	433,273
		1,873,962

Integrated Telecommunication Services—1.1%
AT&T Inc.	9,894	282,968
Verizon Communications Inc.	3,993	130,132
		413,100

Internet Software & Services—2.3%
Baidu Inc. ADR	4,890	501,812	(a)
Google Inc.	651	342,289	(a)
		844,101

Investment Banking & Brokerage—2.2%
Morgan Stanley	3,268	80,654
The Goldman Sachs Group Inc.	4,944	714,804
		795,458

IT Consulting & Other Services—1.9%
Cognizant Technology Solutions Corp.	393	25,337	(a)
International Business Machines Corp.	5,057	678,346
		703,683

Life & Health Insurance—2.2%
Aflac Inc.	3,713	191,999
MetLife Inc.	3,150	121,117
Principal Financial Group Inc.	5,324	137,998
Prudential Financial Inc.	6,384	345,885
		796,999

Life Sciences Tools & Services—1.2%
Life Technologies Corp.	4,261	198,946	(a)
Thermo Fisher Scientific Inc.	4,837	231,596	(a)
		430,542

Movies & Entertainment—2.2%
News Corp.	13,310	173,829
The Walt Disney Co.	5,324	176,278
Time Warner Inc.	14,839	454,815
		804,922

Multi-Utilities—0.5%
Dominion Resources Inc.	4,437	193,719

Oil & Gas Equipment & Services—2.7%
Halliburton Co.	1,331	44,016
National Oilwell Varco Inc.	1,596	70,974
Schlumberger Ltd.	12,811	789,286
Weatherford International Ltd.	4,348	74,351	(a)
		978,627

Oil & Gas Exploration & Production—1.6%
Apache Corp.	3,520	344,115
Devon Energy Corp.	2,340	151,492
Southwestern Energy Co.	3,058	102,260	(a)
		597,867

Oil & Gas Storage & Transportation—0.6%
El Paso Corp.	13,753	170,262
Spectra Energy Corp.	2,884	65,034
		235,296

Other Diversified Financial Services—3.5%
Bank of America Corp.	47,967	628,847
JPMorgan Chase & Co.	16,535	629,488
		1,258,335

Packaged Foods & Meats—1.7%
Kraft Foods Inc.	15,076	465,245
McCormick & Company Inc.	1,553	65,288
Nestle S.A. ADR	1,331	71,115
		601,648

Personal Products—0.3%
Avon Products Inc.	3,761	120,766

Pharmaceuticals—2.3%
Abbott Laboratories	928	48,479
Bristol-Myers Squibb Co.	9,869	267,549
Johnson & Johnson	5,368	332,601
Novartis AG ADR	665	38,351
Pfizer Inc.	9,284	159,406
		846,386

Property & Casualty Insurance—0.6%
ACE Ltd.	3,549	206,729

Railroads—0.9%
Union Pacific Corp.	4,138	338,488

Real Estate Services—0.4%
CB Richard Ellis Group Inc.	7,192	131,470	(a)

Regional Banks—0.1%
Regions Financial Corp.	7,447	54,140

Reinsurance—0.4%
PartnerRe Ltd.	1,713	137,348

Security & Alarm Services—0.5%
Corrections Corporation of America	6,788	167,528	(a)

Semiconductor Equipment—0.4%
KLA-Tencor Corp.	4,188	147,543

Semiconductors—2.3%
Intel Corp.	27,432	527,517
Microchip Technology Inc.	2,043	64,252
Texas Instruments Inc.	9,426	255,822
		847,591

Soft Drinks—3.1%
PepsiCo Inc.	16,955	1,126,490

Specialized Finance—1.5%
CME Group Inc.	2,116	551,112

Steel—1.4%
Allegheny Technologies Inc.	10,637	494,089

Systems Software—4.0%
Microsoft Corp.	48,398	1,185,267	(h)
Oracle Corp.	9,832	263,989
		1,449,256

Tobacco—0.4%
Philip Morris International Inc.	2,573	144,140

Wireless Telecommunication Services—2.2%
American Tower Corp.	3,837	196,685	(a)
NII Holdings Inc.	15,083	619,911	(a)
		816,596

Total Common Stock		34,264,430
(Cost $31,730,166)

Exchange Traded Funds—1.7%
Financial Select Sector SPDR Fund	8,307	119,206	(n)
Industrial Select Sector SPDR Fund	15,599	487,937	(n)

Total Exchange Traded Funds		607,143
(Cost $674,080)

Other Investments—0.0%*
GEI Investment Fund		8,598	(k)
(Cost $9,448)

Total Investments in Securities		34,880,171
(Cost $32,413,694)

Short-Term Investments—4.5%
GE Money Market Fund Institutional Class
0.03%		1,649,776	(d,k)
(Cost $1,649,776)

Total Investments		36,529,947
(Cost $34,063,470)

Liabilities in Excess Of Other Assets, net—(0.6)%		(226,884)

NET ASSETS—100.0%		$36,303,063

Other Information

The Fund had the following long futures contracts open at September 30, 2010 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	December 2010	15	$852,525	$4,980

GEI S&P 500 Index

Schedule of Investments—September 30, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

	Number of Shares	Value
Common Stock—98.5% †
Advertising—0.2%
Omnicom Group Inc.	5,980	$236,090
The Interpublic Group of Companies Inc.	9,830	98,595	(a)
		334,685

Aerospace & Defense—2.7%
General Dynamics Corp.	7,567	475,283
Goodrich Corp.	2,384	175,772
Honeywell International Inc.	15,043	660,989
ITT Corp.	3,726	174,489
L-3 Communications Holdings Inc.	2,300	166,221
Lockheed Martin Corp.	5,752	410,003
Northrop Grumman Corp.	5,622	340,862
Precision Castparts Corp.	2,800	356,580
Raytheon Co.	7,169	327,695
Rockwell Collins Inc.	3,068	178,711
The Boeing Co.	14,286	950,590	(h)
United Technologies Corp.	18,172	1,294,392	(h)
		5,511,587

Agricultural Products—0.2%
Archer-Daniels-Midland Co.	12,586	401,745

Air Freight & Logistics—1.1%
CH Robinson Worldwide Inc.	3,200	223,744
Expeditors International of Washington Inc.	4,200	194,166
FedEx Corp.	6,111	522,491
United Parcel Service Inc.	19,396	1,293,519
		2,233,920

Airlines—0.1%
Southwest Airlines Co.	14,249	186,234

Aluminum—0.1%
Alcoa Inc.	19,840	240,262	(h)

Apparel Retail—0.5%
Abercrombie & Fitch Co.	1,900	74,708
Ltd Brands Inc.	5,188	138,935
Ross Stores Inc.	2,500	136,550
The Gap Inc.	8,779	163,641
TJX Companies Inc.	7,880	351,684
Urban Outfitters Inc.	2,400	75,456	(a)
		940,974

Apparel, Accessories & Luxury Goods—0.3%
Coach Inc.	6,000	257,760
Polo Ralph Lauren Corp.	1,200	107,832
VF Corp.	1,802	145,998
		511,590

Application Software—0.6%
Adobe Systems Inc.	10,284	268,927	(a,h)
Autodesk Inc.	4,648	148,597	(a)
Citrix Systems Inc.	3,600	245,664	(a)
Compuware Corp.	4,100	34,973	(a)
Intuit Inc.	5,500	240,955	(a)
Salesforce.com Inc.	2,200	245,960	(a)
		1,185,076

Asset Management & Custody Banks—1.1%
Ameriprise Financial Inc.	4,904	232,106
Federated Investors Inc.	1,500	34,140
Franklin Resources Inc.	2,900	310,010
Invesco Ltd.	8,600	182,578
Janus Capital Group Inc.	3,400	37,230
Legg Mason Inc.	2,900	87,899
Northern Trust Corp.	4,700	226,728
State Street Corp.	9,700	365,302	(e)
T Rowe Price Group Inc.	4,900	245,319
The Bank of New York Mellon Corp.	23,703	619,359
		2,340,671

Auto Parts & Equipment—0.2%
Johnson Controls Inc.	13,346	407,053

Automobile Manufacturers—0.4%
Ford Motor Co.	66,627	815,515	(a)

Automotive Retail—0.2%
AutoNation Inc.	1,286	29,900	(a)
AutoZone Inc.	544	124,527	(a)
CarMax Inc.	4,500	125,370	(a)
O’Reilly Automotive Inc.	2,700	143,640	(a)
		423,437

Biotechnology—1.4%
Amgen Inc.	18,622	1,026,258	(a,h)
Biogen Idec Inc.	4,700	263,764	(a)
Celgene Corp.	9,063	522,119	(a)
Cephalon Inc.	1,500	93,660	(a)
Genzyme Corp.	5,000	353,950	(a)
Gilead Sciences Inc.	16,349	582,188	(a)
		2,841,939

Brewers—0.1%
Molson Coors Brewing Co.	2,998	141,566

Broadcasting—0.3%
CBS Corp.	13,209	209,495
Discovery Communications Inc.	5,700	248,235	(a)
Scripps Networks Interactive Inc.	1,900	90,402
		548,132

Building Products—0.0%*
Masco Corp.	7,090	78,061

Cable & Satellite—1.0%
Comcast Corp.	54,958	993,641
DIRECTV	16,900	703,547	(a)
Time Warner Cable Inc.	6,896	372,315
		2,069,503

Casinos & Gaming—0.1%
International Game Technology	5,500	79,475
Wynn Resorts Ltd.	1,300	112,801
		192,276

Coal & Consumable Fuels—0.2%
Consol Energy Inc.	4,600	170,016
Massey Energy Co.	1,800	55,836
Peabody Energy Corp.	5,179	253,823
		479,675

Commercial Printing—0.0%*
RR Donnelley & Sons Co.	4,399	74,607

Communications Equipment—2.3%
Cisco Systems Inc.	111,164	2,434,492	(a,h)
Harris Corp.	2,500	110,725
JDS Uniphase Corp.	4,450	55,136	(a)
Juniper Networks Inc.	9,900	300,465	(a)
Motorola Inc.	46,050	392,807	(a)
QUALCOMM Inc.	31,329	1,413,564
Tellabs Inc.	7,652	57,007
		4,764,196

Computer & Electronics Retail—0.2%
Best Buy Company Inc.	6,900	281,727
GameStop Corp.	2,900	57,159	(a)
RadioShack Corp.	2,256	48,120
		387,006

Computer Hardware—3.6%
Apple Inc.	17,839	5,061,816	(a)
Dell Inc.	33,728	437,115	(a,h)
Hewlett-Packard Co.	44,349	1,865,762
		7,364,693

Computer Storage & Peripherals—0.8%
EMC Corp.	40,314	818,777	(a)
Lexmark International Inc.	1,700	75,854	(a)
NetApp Inc.	6,600	328,614	(a)
QLogic Corp.	2,200	38,808	(a)
SanDisk Corp.	4,600	168,590	(a)
Western Digital Corp.	4,600	130,594	(a)
		1,561,237

Construction & Engineering—0.2%
Fluor Corp.	3,478	172,265
Jacobs Engineering Group Inc.	2,600	100,620	(a)
Quanta Services Inc.	4,000	76,320	(a)
		349,205

Construction & Farm Machinery & Heavy Trucks—1.1%
Caterpillar Inc.	12,232	962,414
Cummins Inc.	3,856	349,276
Deere & Co.	8,340	581,965
PACCAR Inc.	7,203	346,824
		2,240,479

Construction Materials—0.0%*
Vulcan Materials Co.	2,400	88,608

Consumer Electronics—0.0%*
Harman International Industries Inc.	1,200	40,092	(a)

Consumer Finance—0.7%
American Express Co.	20,391	857,034	(h)
Capital One Financial Corp.	8,825	349,029
Discover Financial Services	10,298	171,771
SLM Corp.	9,100	105,105	(a)
		1,482,939

Data Processing & Outsourced Services—1.2%
Automatic Data Processing Inc.	9,580	402,647
Computer Sciences Corp.	3,082	141,772
Fidelity National Information Services Inc.	5,200	141,076
Fiserv Inc.	2,978	160,276	(a)
Mastercard Inc.	1,900	425,600
Paychex Inc.	6,225	171,125
The Western Union Co.	13,124	231,901
Total System Services Inc.	3,602	54,894
Visa Inc.	9,700	720,322
		2,449,613

Department Stores—0.4%
JC Penney Company Inc.	4,787	130,111
Kohl’s Corp.	6,000	316,080	(a)
Macy’s Inc.	8,430	194,649
Nordstrom Inc.	3,292	122,462
Sears Holdings Corp.	819	59,083	(a)
		822,385

Distillers & Vintners—0.1%
Brown-Forman Corp.	2,147	132,341
Constellation Brands Inc.	3,500	61,915	(a)
		194,256

Distributors—0.1%
Genuine Parts Co.	3,096	138,051

Diversified Banks—1.7%
Comerica Inc.	3,356	124,675
US Bancorp	37,309	806,621
Wells Fargo & Co.	101,902	2,560,797
		3,492,093

Diversified Chemicals—0.9%
Eastman Chemical Co.	1,359	100,566
EI du Pont de Nemours & Co.	17,861	796,958
FMC Corp.	1,400	95,774
PPG Industries Inc.	3,337	242,934
The Dow Chemical Co.	22,394	614,939
		1,851,171

Diversified Metals & Mining—0.4%
Freeport-McMoRan Copper & Gold Inc.	9,155	781,745
Titanium Metals Corp.	1,600	31,936	(a)
		813,681

Diversified REIT’s—0.1%
Vornado Realty Trust	3,147	269,163

Diversified Support Services—0.1%
Cintas Corp.	2,800	77,140
Iron Mountain Inc.	3,500	78,190
		155,330

Drug Retail—0.7%
CVS Caremark Corp.	26,427	831,658
Walgreen Co.	19,213	643,636
		1,475,294

Education Services—0.1%
Apollo Group Inc.	2,400	123,240	(a)
DeVry Inc.	1,200	59,052
		182,292

Electric Utilities—1.9%
Allegheny Energy Inc.	3,200	78,464
American Electric Power Company Inc.	9,325	337,845	(h)
Duke Energy Corp.	26,009	460,619
Edison International	6,242	214,662
Entergy Corp.	3,585	274,360
Exelon Corp.	12,852	547,238
FirstEnergy Corp.	5,920	228,157
NextEra Energy Inc	8,162	443,931
Northeast Utilities	3,500	103,495
Pepco Holdings Inc.	4,600	85,560
Pinnacle West Capital Corp.	2,200	90,794
PPL Corp.	9,244	251,714
Progress Energy Inc.	5,656	251,240
Southern Co.	16,258	605,448
		3,973,527

Electrical Components & Equipment—0.5%
Emerson Electric Co.	14,838	781,369
Rockwell Automation Inc.	2,868	177,042
Roper Industries Inc.	1,800	117,324
		1,075,735

Electronic Components—0.3%
Amphenol Corp.	3,300	161,634
Corning Inc.	30,239	552,769
		714,403

Electronic Equipment & Instruments—0.2%
Agilent Technologies Inc.	6,685	223,078	(a)
FLIR Systems Inc.	3,200	82,240	(a)
		305,318

Electronic Manufacturing Services—0.1%
Jabil Circuit Inc.	3,900	56,199
Molex Inc.	2,950	61,744
		117,943

Environmental & Facilities Services—0.3%
Republic Services Inc.	5,950	181,416
Stericycle Inc.	1,600	111,168	(a)
Waste Management Inc.	9,503	339,637
		632,221

Fertilizers & Agricultural Chemicals—0.3%
CF Industries Holdings Inc.	1,370	130,835
Monsanto Co.	10,423	499,574	(h)
		630,409

Food Distributors—0.2%
Sysco Corp.	11,644	332,087

Food Retail—0.3%
Safeway Inc.	7,900	167,164
SUPERVALU Inc.	4,613	53,188
The Kroger Co.	12,666	274,346
Whole Foods Market Inc.	3,100	115,041	(a)
		609,739

Footwear—0.3%
NIKE Inc.	7,510	601,851

Forest Products—0.1%
Weyerhaeuser Co.	10,667	168,112

Gas Utilities—0.1%
Nicor Inc.	843	38,626
Oneok Inc.	2,200	99,088
		137,714

General Merchandise Stores—0.4%
Big Lots Inc.	1,400	46,550	(a)
Family Dollar Stores Inc.	2,700	119,232
Target Corp.	14,049	750,779
		916,561

Gold—0.3%
Newmont Mining Corp.	9,628	604,735

Healthcare Distributors—0.4%
AmerisourceBergen Corp.	5,661	173,566
Cardinal Health Inc.	6,651	219,749
McKesson Corp.	5,002	309,024
Patterson Companies Inc.	1,700	48,705
		751,044

Healthcare Equipment—1.6%
Baxter International Inc.	11,529	550,049	(h)
Becton Dickinson and Co.	4,588	339,971
Boston Scientific Corp.	29,643	181,712	(a)
CareFusion Corp.	3,375	83,835	(a)
CR Bard Inc.	1,902	154,880
Hospira Inc.	3,239	184,655	(a)
Intuitive Surgical Inc.	720	204,293	(a)
Medtronic Inc.	21,032	706,255
St Jude Medical Inc.	6,292	247,527	(a)
Stryker Corp.	6,652	332,933
Varian Medical Systems Inc.	2,400	145,200	(a)
Zimmer Holdings Inc.	4,000	209,320	(a)
		3,340,630

Healthcare Facilities—0.0%*
Tenet Healthcare Corp.	7,895	37,264	(a)

Healthcare Services—0.7%
DaVita Inc.	2,100	144,963	(a)
Express Scripts Inc.	10,600	516,220	(a)
Laboratory Corporation of America Holdings	2,000	156,860	(a)
Medco Health Solutions Inc.	8,466	440,740	(a)
Quest Diagnostics Inc.	2,800	141,316
		1,400,099

Healthcare Supplies—0.0%*
DENTSPLY International Inc.	2,900	92,713

Healthcare Technology—0.1%
Cerner Corp.	1,400	117,586	(a)

Home Entertainment Software—0.0%*
Electronic Arts Inc.	6,100	100,223	(a)

Home Furnishings—0.0%*
Leggett & Platt Inc.	2,700	61,452

Home Improvement Retail—0.8%
Home Depot Inc.	32,333	1,024,309
Lowe’s Companies Inc.	27,102	604,104
		1,628,413

Home Building—0.1%
DR Horton Inc.	5,600	62,272
Lennar Corp.	3,200	49,216
Pulte Group Inc.	6,435	56,371	(a)
		167,859

Home Furnishing Retail—0.1%
Bed Bath & Beyond Inc.	5,100	221,391	(a)

Hotels, Resorts & Cruise Lines—0.4%
Carnival Corp.	8,500	324,785
Marriott International Inc.	5,514	197,567
Starwood Hotels & Resorts Worldwide Inc.	3,600	189,180
Wyndham Worldwide Corp.	3,349	91,997
		803,529

Household Appliances—0.2%
Stanley Black & Decker Inc.	3,192	195,606
Whirlpool Corp.	1,443	116,825
		312,431

Household Products—2.3%
Clorox Co.	2,784	185,860
Colgate-Palmolive Co.	9,572	735,704
Kimberly-Clark Corp.	8,036	522,742	(h)
The Procter & Gamble Co.	55,473	3,326,716
		4,771,022

Housewares & Specialties—0.1%
Fortune Brands Inc.	2,841	139,862
Newell Rubbermaid Inc.	5,156	91,828
		231,690

Human Resource & Employment Services—0.0%*
Robert Half International Inc.	3,200	83,200

Hypermarkets & Super Centers—1.3%
Costco Wholesale Corp.	8,617	555,710
Wal-Mart Stores Inc.	39,087	2,091,936
		2,647,646

Independent Power Producers & Energy Traders—0.2%
Constellation Energy Group Inc.	3,803	122,609
NRG Energy Inc.	5,100	106,182	(a)
The AES Corp.	13,400	152,090	(a)
		380,881

Industrial Conglomerates—2.5%
General Electric Co.	208,762	3,392,383	(l)
3M Co.	13,980	1,212,206
Textron Inc.	5,025	103,314
Tyco International Ltd.	9,600	352,608
		5,060,511

Industrial Gases—0.5%
Air Products & Chemicals Inc.	4,232	350,494	(h)
Airgas Inc.	1,700	115,515
Praxair Inc.	6,065	547,427
		1,013,436

Industrial Machinery—0.9%
Danaher Corp.	10,300	418,283
Dover Corp.	3,558	185,763
Eaton Corp.	3,300	272,217
Flowserve Corp.	1,100	120,362
Illinois Tool Works Inc.	9,827	462,066
Pall Corp.	2,178	90,692
Parker Hannifin Corp.	3,172	222,230
Snap-On Inc.	1,009	46,929
		1,818,542

Industrial REIT’s—0.1%
ProLogis	8,800	103,664

Insurance Brokers—0.2%
AON Corp.	5,436	212,602
Marsh & McLennan Companies Inc.	10,753	259,362
		471,964

Integrated Oil & Gas—6.5%
Chevron Corp.	39,258	3,181,861
ConocoPhillips	29,019	1,666,561
Exxon Mobil Corp.	99,293	6,135,314	(h)
Hess Corp.	5,670	335,210	(h)
Marathon Oil Corp.	13,842	458,170
Murphy Oil Corp.	3,800	235,296
Occidental Petroleum Corp.	15,979	1,251,156
		13,263,568

Integrated Telecommunication Services—2.8%
AT&T Inc.	115,580	3,305,588
CenturyTel Inc.	5,900	232,814
Frontier Communications Corp.	18,974	155,018
Qwest Communications International Inc.	33,748	211,600
Verizon Communications Inc.	55,367	1,804,411
Windstream Corp.	9,643	118,512
		5,827,943

Internet Retail—0.8%
Amazoncom Inc.	6,900	1,083,714	(a)
Expedia Inc.	4,100	115,661
priceline.com Inc.	970	337,890	(a)
		1,537,265

Internet Software & Services—1.8%
Akamai Technologies Inc.	3,400	170,612	(a)
eBay Inc.	22,200	541,680	(a)
Google Inc.	4,814	2,531,153	(a)
Monster Worldwide Inc.	2,700	34,992	(a)
VeriSign Inc.	3,562	113,058	(a)
Yahoo! Inc.	26,289	372,515	(a)
		3,764,010

Investment Banking & Brokerage—1.2%
E*Trade Financial Corp.	3,440	50,018
Morgan Stanley	27,396	676,133
The Charles Schwab Corp.	19,111	265,643
The Goldman Sachs Group Inc.	10,099	1,460,113
		2,451,907

IT Consulting & Other Services—1.9%
Cognizant Technology Solutions Corp.	5,900	380,373	(a)
International Business Machines Corp.	24,630	3,303,868
SAIC Inc.	6,100	97,478	(a)
Teradata Corp.	3,300	127,248	(a)
		3,908,967

Leisure Products—0.1%
Hasbro Inc.	2,596	115,548
Mattel Inc.	7,051	165,416
		280,964

Life & Health Insurance—1.1%
Aflac Inc.	9,300	480,903
Lincoln National Corp.	6,142	146,917
MetLife Inc.	17,573	675,682
Principal Financial Group Inc.	6,300	163,296
Prudential Financial Inc.	9,100	493,038
Torchmark Corp.	1,572	83,536
Unum Group	6,689	148,161
		2,191,533

Life Sciences Tools & Services—0.4%
Life Technologies Corp.	3,503	163,555	(a)
PerkinElmer Inc.	2,310	53,453
Thermo Fisher Scientific Inc.	7,928	379,593	(a)
Waters Corp.	1,900	134,482	(a)
		731,083

Managed Healthcare—0.9%
Aetna Inc.	8,208	259,455
CIGNA Corp.	5,389	192,818
Coventry Health Care Inc.	3,100	66,743	(a)
Humana Inc.	3,327	167,148	(a)
UnitedHealth Group Inc.	21,776	764,555
WellPoint Inc.	7,800	441,792	(a)
		1,892,511

Metal & Glass Containers—0.1%
Ball Corp.	1,716	100,987
Owens-Illinois Inc.	3,100	86,986	(a)
Pactiv Corp.	2,548	84,033	(a)
		272,006

Motorcycle Manufacturers—0.1%
Harley-Davidson Inc.	4,700	133,668

Movies & Entertainment—1.4%
News Corp.	44,000	574,640
The Walt Disney Co.	37,420	1,238,976
Time Warner Inc.	21,738	666,270
Viacom Inc.	12,013	434,750
		2,914,636

Multi-Line Insurance—0.4%
American International Group Inc.	2,625	102,638	(a)
Assurant Inc.	2,100	85,470
Genworth Financial Inc.	9,600	117,312	(a)
Hartford Financial Services Group Inc.	8,304	190,577
Loews Corp.	6,166	233,691
		729,688

Multi-Sector Holdings—0.0%*
Leucadia National Corp.	3,700	87,394

Multi-Utilities—1.4%
Ameren Corp.	4,542	128,993
CenterPoint Energy Inc.	7,618	119,755
CMS Energy Corp.	4,700	84,694	(a)
Consolidated Edison Inc.	5,607	270,370
Dominion Resources Inc.	11,600	506,456
DTE Energy Co.	3,366	154,600
Integrys Energy Group Inc.	1,531	79,704
NiSource Inc.	5,115	89,001
PG&E Corp.	7,354	334,019
Public Service Enterprise Group Inc.	9,892	327,227
SCANA Corp.	2,100	84,672
Sempra Energy	4,875	262,275
TECO Energy Inc.	4,400	76,208
Wisconsin Energy Corp.	2,200	127,160
Xcel Energy Inc.	8,980	206,271
		2,851,405

Office Electronics—0.1%
Xerox Corp.	26,947	278,901

Office REIT’s—0.1%
Boston Properties Inc.	2,700	224,424

Office Services & Supplies—0.1%
Avery Dennison Corp.	2,055	76,282
Pitney Bowes Inc.	4,132	88,342
		164,624

Oil & Gas Drilling—0.2%
Diamond Offshore Drilling Inc.	1,300	88,101
Helmerich & Payne Inc.	2,200	89,012
Nabors Industries Ltd.	5,300	95,718	(a)
Rowan Companies Inc.	2,177	66,094	(a)
		338,925

Oil & Gas Equipment & Services—1.6%
Baker Hughes Inc.	8,432	359,203
Cameron International Corp.	4,800	206,208	(a)
FMC Technologies Inc.	2,343	160,003	(a)
Halliburton Co.	17,791	588,348
National Oilwell Varco Inc.	8,300	369,101
Schlumberger Ltd.	26,746	1,647,821
		3,330,684

Oil & Gas Exploration & Production—1.8%
Anadarko Petroleum Corp.	9,756	556,580
Apache Corp.	7,048	689,012
Cabot Oil & Gas Corp.	1,900	57,209
Chesapeake Energy Corp.	13,000	294,450
Denbury Resources Inc.	7,600	120,764	(a)
Devon Energy Corp.	8,392	543,298
EOG Resources Inc.	5,000	464,850
EQT Corp.	2,914	105,079
Noble Energy Inc.	3,400	255,306
Pioneer Natural Resources Co.	2,300	149,569
QEP Resources Inc.	3,400	102,476
Range Resources Corp.	3,200	122,016
Southwestern Energy Co.	6,900	230,736	(a)
		3,691,345

Oil & Gas Refining & Marketing—0.2%
Sunoco Inc.	2,376	86,724
Tesoro Corp.	2,300	30,728
Valero Energy Corp.	11,100	194,361
		311,813

Oil & Gas Storage & Transportation—0.3%
El Paso Corp.	13,982	173,097
Spectra Energy Corp.	12,877	290,376
The Williams Companies Inc.	11,386	217,586
		681,059

Other Diversified Financial Services—3.6%
Bank of America Corp.	196,129	2,571,251
Citigroup Inc.	464,406	1,811,183	(a,h)
JPMorgan Chase & Co.	77,250	2,940,908	(h)
		7,323,342

Packaged Foods & Meats—1.6%
Campbell Soup Co.	3,715	132,811
ConAgra Foods Inc.	8,668	190,176
Dean Foods Co.	3,700	37,777	(a)
General Mills Inc.	12,362	451,707
HJ Heinz Co.	6,297	298,289
Hormel Foods Corp.	1,400	62,440
Kellogg Co.	5,090	257,096
Kraft Foods Inc.	34,090	1,052,017
McCormick & Company Inc.	2,600	109,304
Mead Johnson Nutrition Co.	4,050	230,486
Sara Lee Corp.	12,857	172,670
The Hershey Co.	2,884	137,250
The JM Smucker Co.	2,417	146,301
Tyson Foods Inc.	6,300	100,926
		3,379,250

Paper Packaging—0.1%
Bemis Company Inc.	1,962	62,294
Sealed Air Corp.	3,414	76,747
		139,041

Paper Products—0.2%
International Paper Co.	8,575	186,506
MeadWestvaco Corp.	3,300	80,454
		266,960

Personal Products—0.2%
Avon Products Inc.	8,328	267,412
The Estee Lauder Companies Inc.	2,100	132,783
		400,195

Pharmaceuticals—6.0%
Abbott Laboratories	30,104	1,572,633	(h)
Allergan Inc.	5,955	396,186
Bristol-Myers Squibb Co.	33,618	911,384	(h)
Eli Lilly & Co.	19,843	724,865
Forest Laboratories Inc.	5,500	170,115	(a)
Johnson & Johnson	53,686	3,326,385
King Pharmaceuticals Inc.	4,333	43,157	(a)
Merck & Company Inc.	60,145	2,213,937
Mylan Inc.	6,165	115,964	(a)
Pfizer Inc.	157,314	2,701,081
Watson Pharmaceuticals Inc.	2,000	84,620	(a)
		12,260,327

Photographic Products—0.0%*
Eastman Kodak Co.	6,475	27,195	(a)

Property & Casualty Insurance—2.4%
ACE Ltd.	6,700	390,275
Berkshire Hathaway Inc.	33,869	2,800,289	(a)
Chubb Corp.	6,094	347,297
Cincinnati Financial Corp.	3,192	92,089
The Allstate Corp.	10,486	330,833	(h)
The Progressive Corp.	12,873	268,660
The Travelers Companies Inc.	9,199	479,268
XL Group PLC	6,500	140,790
		4,849,501

Publishing—0.2%
Gannett Company Inc.	4,808	58,802
Meredith Corp.	598	19,919
The McGraw-Hill Companies Inc.	6,321	208,972
The New York Times Co.	2,788	21,579	(a)
The Washington Post Co.	140	55,917
		365,189

Railroads—0.8%
CSX Corp.	7,339	405,993
Norfolk Southern Corp.	7,218	429,543
Union Pacific Corp.	9,737	796,487
		1,632,023

Real Estate Services—0.0%*
CB Richard Ellis Group Inc.	5,500	100,540	(a)

Regional Banks—1.0%
BB&T Corp.	13,700	329,896
Fifth Third Bancorp	15,416	185,454
First Horizon National Corp.	3,983	45,451	(a)
Huntington Bancshares Inc.	13,934	79,006
KeyCorp	17,128	136,339
M&T Bank Corp.	1,600	130,896
Marshall & Ilsley Corp.	10,298	72,498
PNC Financial Services Group Inc.	10,404	540,072
Regions Financial Corp.	23,768	172,793
SunTrust Banks Inc.	9,729	251,300
Zions Bancorporation	2,500	53,400
		1,997,105

Research & Consulting Services—0.1%
Dun & Bradstreet Corp.	900	66,726
Equifax Inc.	2,600	81,120
		147,846

Residential REIT’s—0.2%
Apartment Investment & Management Co.	2,431	51,975
AvalonBay Communities Inc.	1,601	166,392
Equity Residential	5,500	261,635
		480,002

Restaurants—1.2%
Darden Restaurants Inc.	2,729	116,747
McDonald’s Corp.	20,790	1,549,063
Starbucks Corp.	14,698	375,975
Yum! Brands Inc.	9,029	415,876
		2,457,661

Retail REIT’s—0.3%
Kimco Realty Corp.	7,600	119,700
Simon Property Group Inc.	5,737	532,049
		651,749

Semiconductor Equipment—0.3%
Applied Materials Inc.	26,000	303,680	(h)
KLA-Tencor Corp.	3,200	112,736
MEMC Electronic Materials Inc.	4,500	53,640	(a)
Novellus Systems Inc.	1,700	45,186	(a)
Teradyne Inc.	3,600	40,104	(a)
		555,346

Semiconductors—2.1%
Advanced Micro Devices Inc.	11,874	84,424	(a,h)
Altera Corp.	6,000	180,960
Analog Devices Inc.	5,700	178,866
Broadcom Corp.	8,250	291,968
First Solar Inc.	1,010	148,824	(a)
Intel Corp.	108,965	2,095,397	(h)
Linear Technology Corp.	4,300	132,139
LSI Corp.	12,292	56,052	(a)
Microchip Technology Inc.	3,500	110,075
Micron Technology Inc.	16,654	120,075	(a)
National Semiconductor Corp.	4,566	58,308
NVIDIA Corp.	11,600	135,488	(a)
Texas Instruments Inc.	23,051	625,604
Xilinx Inc.	5,187	138,026
		4,356,206

Soft Drinks—2.5%
Coca-Cola Enterprises Inc.	6,518	202,058	(a)
Dr Pepper Snapple Group Inc.	4,800	170,496
PepsiCo Inc.	31,149	2,069,540	(h)
The Coca-Cola Co.	45,002	2,633,517	(h)
		5,075,611

Specialized Consumer Services—0.0%*
H&R Block Inc.	6,292	81,481

Specialized Finance—0.4%
CME Group Inc.	1,261	328,427
IntercontinentalExchange Inc.	1,500	157,080	(a)
Moody’s Corp.	4,084	102,018
NYSE Euronext	5,300	151,421
The NASDAQ OMX Group Inc.	2,600	50,518	(a)
		789,464

Specialized REIT’s—0.5%
HCP Inc.	6,000	215,880
Healthcare Inc.	2,300	108,882
Host Hotels & Resorts Inc.	12,717	184,142
Plum Creek Timber Company Inc.	3,200	112,960
Public Storage	2,700	262,008
Ventas Inc.	3,000	154,710
		1,038,582

Specialty Chemicals—0.3%
Ecolab Inc.	4,652	236,042
International Flavors & Fragrances Inc.	1,547	75,060
Sigma-Aldrich Corp.	2,382	143,825
The Sherwin-Williams Co.	1,763	132,472
		587,399

Specialty Stores—0.2%
Office Depot Inc.	5,400	24,840	(a)
Staples Inc.	14,050	293,926
Tiffany & Co.	2,400	112,776
		431,542

Steel—0.3%
AK Steel Holding Corp.	2,300	31,763
Allegheny Technologies Inc.	1,951	90,624
Cliffs Natural Resources Inc.	2,700	172,584
Nucor Corp.	6,036	230,575
United States Steel Corp.	2,665	116,834
		642,380

Systems Software—3.2%
BMC Software Inc.	3,700	149,776	(a)
CA Inc.	7,800	164,736
McAfee Inc.	3,000	141,780	(a)
Microsoft Corp.	148,339	3,632,822	(h)
Novell Inc.	7,666	45,766	(a)
Oracle Corp.	75,652	2,031,256	(h)
Red Hat Inc.	3,600	147,600	(a)
Symantec Corp.	15,685	237,941	(a)
		6,551,677

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp Inc.	9,600	117,696
People’s United Financial Inc.	7,800	102,102
		219,798

Tires & Rubber—0.0%*
The Goodyear Tire & Rubber Co.	4,519	48,579	(a)

Tobacco—1.7%
Altria Group Inc.	41,053	986,093
Lorillard Inc.	2,911	233,782
Philip Morris International Inc.	35,879	2,009,942
Reynolds American Inc.	3,400	201,926
		3,431,743

Trading Companies & Distributors—0.1%
Fastenal Co.		2,600	138,294
WW Grainger Inc.		1,182	140,788
			279,082

Trucking—0.0%*
Ryder System Inc.		931	39,819

Wireless Telecommunication Services—0.3%
American Tower Corp.		7,800	399,828	(a)
MetroPCS Communications Inc.		4,600	48,116	(a)
Sprint Nextel Corp.		57,900	268,077	(a)
			716,021

Total Common Stock			201,700,816
(Cost $194,220,774)

Other Investments—0.0%*
GEI Investment Fund			76,902	(k)
(Cost $84,508)

Total Investments in Securities			201,777,718
(Cost $194,305,282)

Short-Term Investments—1.5%

Short-Term Investments—1.3%
GE Money Market Fund Institutional Class			2,713,274	(d,k)
0.03%
		Principal Amount
U.S. Government—0.2%
U.S. Treasury Bill
0.01%	10/14/10	$400,000	399,986	(d)

Total Short-Term Investments			3,113,260
(Cost $3,113,261)

Total Investments			204,890,978
(Cost $197,418,543)

Liabilities in Excess of Other Assets, net—(0.0)%*			(47,298)

NET ASSETS —100.0%			$204,843,680

Other Information

The Fund had the following long futures contracts open at September 30, 2010 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	December 2010	63	$3,580,605	$133,100

GEI Premier Growth Equity

Schedule of Investments—September 30, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

	Number of Shares	Value
Common Stock—97.4% †
Application Software—2.4%
Intuit Inc.	23,167	$1,014,946	(a,h)

Asset Management & Custody Banks—2.9%
State Street Corp.	33,408	1,258,145	(e)

Biotechnology—5.4%
Amgen Inc.	29,636	1,633,240	(a)
Gilead Sciences Inc.	19,398	690,763	(a)
		2,324,003

Cable & Satellite—9.2%
Comcast Corp.	30,174	513,260
DIRECTV	43,861	1,825,933	(a)
Liberty Global Inc.	52,482	1,603,850	(a)
		3,943,043

Communications Equipment—8.8%
Cisco Systems Inc.	57,655	1,262,645	(a,h)
QUALCOMM Inc.	43,645	1,969,262
Research In Motion Ltd.	11,638	566,654	(a)
		3,798,561

Computer Hardware—3.0%
Apple Inc.	4,601	1,305,534	(a)

Data Processing & Outsourced Services—9.7%
Paychex Inc.	28,558	785,059
The Western Union Co.	104,533	1,847,098
Visa Inc.	20,692	1,536,588
		4,168,745

Diversified Support Services—2.4%
Iron Mountain Inc.	45,801	1,023,194

Electronic Components—1.2%
Corning Inc.	29,097	531,893

Fertilizers & Agricultural Chemicals—2.0%
Monsanto Co.	18,105	867,773

Healthcare Equipment—2.8%
Covidien PLC	11,208	450,450
Medtronic Inc.	22,629	759,882
		1,210,332

Healthcare Facilities—1.1%
VCA Antech Inc.	22,631	477,288	(a)

Healthcare Services—4.7%
Express Scripts Inc.	27,157	1,322,546	(a)
Lincare Holdings Inc.	26,942	675,975
		1,998,521

Home Improvement Retail—2.7%
Lowe’s Companies Inc.	51,728	1,153,017

Home Furnishing Retail—3.3%
Bed Bath & Beyond Inc.	32,330	1,403,445	(a)

Hotels, Resorts & Cruise Lines—1.5%
Carnival Corp.	17,243	658,855

Industrial Machinery—3.1%
Dover Corp.	25,864	1,350,360

Internet Software & Services—5.3%
Baidu Inc. ADR	12,690	1,302,248	(a)
eBay Inc.	40,951	999,204	(a)
		2,301,452

Investment Banking & Brokerage—3.2%
The Goldman Sachs Group Inc.	9,376	1,355,582

Life & Health Insurance—1.4%
Aflac Inc.	11,639	601,853

Oil & Gas Equipment & Services—3.6%
Schlumberger Ltd.	25,325	1,560,273

Oil & Gas Exploration & Production—1.0%
Southwestern Energy Co.	12,932	432,446	(a)

Real Estate Services—2.1%
CB Richard Ellis Group Inc.	49,249	900,272	(a)

Soft Drinks—4.3%
PepsiCo Inc.	28,019	1,861,582

Specialized Finance—3.6%
CME Group Inc.	5,928	1,543,948

Systems Software—2.8%
Microsoft Corp.	49,573	1,214,043	(h)

Wireless Telecommunication Services—3.9%
American Tower Corp.	32,869	1,684,865	(a)

Total Common Stock		41,943,971
(Cost $39,018,681)

Other Investments—0.0%*
GEI Investment Fund	2,938	(k)
(Cost $3,229)

Total Investments in Securities	41,946,909
(Cost $39,021,910)

Short-Term Investments—4.2%
GE Money Market Fund Institutional Class
0.03%	1,793,770	(d,k)
(Cost $1,793,770)

Total Investments	43,740,679
(Cost $40,815,680)

Liabilities in Excess of Other Assets, net—(1.6)%	(680,927)

NET ASSETS—100.0%	$43,059,752

Other Information

The Fund had the following long futures contracts open at September 30, 2010 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	December 2010	9	$511,515	$19,008

GEI Core Value Equity Fund

Schedule of Investments—September 30, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

	Number of Shares	Value
Common Stock—96.8% †
Advertising—2.2%
Omnicom Group Inc.	10,302	$406,723

Aerospace & Defense—2.4%
Honeywell International Inc.	7,269	319,400
ITT Corp.	1,145	53,620
Rockwell Collins Inc.	1,437	83,705
		456,725

Agricultural Products—1.1%
Archer-Daniels-Midland Co.	6,181	197,298

Asset Management & Custody Banks—4.4%
Ameriprise Financial Inc.	6,181	292,547
Invesco Ltd.	4,350	92,351
State Street Corp.	4,751	178,923	(e)
The Bank of New York Mellon Corp.	9,616	251,266
		815,087

Biotechnology—2.1%
Amgen Inc.	5,151	283,872	(a)
Gilead Sciences Inc.	3,148	112,100	(a)
		395,972

Brewers—0.4%
Molson Coors Brewing Co.	1,545	72,955

Coal & Consumable Fuels—0.4%
Peabody Energy Corp.	1,431	70,133

Communications Equipment—1.1%
Cisco Systems Inc.	9,329	204,305	(a)

Computer Hardware—0.9%
Hewlett-Packard Co.	4,007	168,574

Construction & Farm Machinery & Heavy Trucks—1.4%
Deere & Co.	3,737	260,768

Data Processing & Outsourced Services—1.7%
The Western Union Co.	17,744	313,536

Department Stores—0.6%
Macy’s Inc.	4,407	101,758

Diversified Banks—2.2%
US Bancorp	3,434	74,243
Wells Fargo & Co.	13,450	337,999
		412,242

Diversified Metals & Mining—0.8%
Freeport-McMoRan Copper & Gold Inc.	1,821	155,495

Electric Utilities—2.6%
Edison International	2,576	88,589
Entergy Corp.	2,576	197,141
NextEra Energy Inc	2,289	124,499
Northeast Utilities	2,862	84,629
		494,858

Electronic Components—0.7%
Corning Inc.	7,441	136,021

Fertilizers & Agricultural Chemicals—1.1%
Potash Corporation of Saskatchewan Inc.	1,431	206,121

General Merchandise Stores—0.3%
Target Corp.	1,054	56,326

Gold—0.7%
Barrick Gold Corp.	2,875	133,084

Healthcare Distributors—0.7%
Cardinal Health Inc.	4,121	136,158

Healthcare Equipment—1.6%
Becton Dickinson and Co.	973	72,099
Covidien PLC	5,669	227,837
		299,936

Healthcare Services—1.0%
Omnicare Inc.	7,727	184,521

Home Improvement Retail—0.7%
Lowe’s Companies Inc.	6,067	135,233

Home Furnishing Retail—0.5%
Bed Bath & Beyond Inc.	2,117	91,899	(a)

Hotels, Resorts & Cruise Lines—0.2%
Carnival Corp.	1,030	39,356

Household Products—3.9%
Clorox Co.	4,121	275,118
The Procter & Gamble Co.	7,441	446,237
		721,355

Independent Power Producers & Energy Traders—0.3%
Calpine Corp.	4,808	59,860	(a)

Industrial Machinery—0.4%
Eaton Corp.	973	80,263

Integrated Oil & Gas—7.2%
Chevron Corp.	5,692	461,337
Exxon Mobil Corp.	7,612	470,345	(h)
Marathon Oil Corp.	6,868	227,331
Occidental Petroleum Corp.	744	58,255
Suncor Energy Inc.	3,663	119,231
		1,336,499

Integrated Telecommunication Services—2.9%
AT&T Inc.	12,764	365,050
Verizon Communications Inc.	5,151	167,871
		532,921

Investment Banking & Brokerage—0.6%
Morgan Stanley	4,216	104,051

IT Consulting & Other Services—3.2%
International Business Machines Corp.	4,456	597,728

Life & Health Insurance—3.4%
MetLife Inc.	4,064	156,261
Principal Financial Group Inc.	6,868	178,019
Prudential Financial Inc.	5,724	310,126
		644,406

Life Sciences Tools & Services—0.9%
Life Technologies Corp.	744	34,737	(a)
Thermo Fisher Scientific Inc.	2,862	137,033	(a)
		171,770

Movies & Entertainment—4.9%
News Corp.	17,792	232,364
The Walt Disney Co.	6,868	227,399
Time Warner Inc.	14,996	459,627
		919,390

Multi-Utilities—1.3%
Dominion Resources Inc.	5,724	249,910

Oil & Gas Equipment & Services—2.1%
Halliburton Co.	1,717	56,781
National Oilwell Varco Inc.	2,113	93,965
Schlumberger Ltd.	2,443	150,513
Weatherford International Ltd.	5,609	95,914	(a)
		397,173

Oil & Gas Exploration & Production—2.7%
Apache Corp.	3,137	306,673
Devon Energy Corp.	3,018	195,385
		502,058

Oil & Gas Storage & Transportation—1.3%
El Paso Corp.	12,020	148,808
Spectra Energy Corp.	3,720	83,886
		232,694

Other Diversified Financial Services—4.3%
Bank of America Corp.	25,756	337,661
JPMorgan Chase & Co.	12,020	457,601
		795,262

Packaged Foods & Meats—2.9%
Kraft Foods Inc.	11,848	365,629
McCormick & Company Inc.	2,003	84,206
Nestle S.A. ADR	1,717	91,739
		541,574

Personal Products—0.4%
Avon Products Inc.	2,518	80,853

Pharmaceuticals—5.0%
Abbott Laboratories	1,198	62,584
Bristol-Myers Squibb Co.	7,154	193,945
Johnson & Johnson	6,926	429,135
Novartis AG ADR	859	49,539
Pfizer Inc.	11,977	205,645
		940,848

Property & Casualty Insurance—1.4%
ACE Ltd.	4,579	266,727

Railroads—1.3%
Union Pacific Corp.	3,066	250,799

Reinsurance—1.0%
PartnerRe Ltd.	2,286	183,291

Semiconductor Equipment—0.6%
KLA-Tencor Corp.	3,114	109,706

Semiconductors—3.5%
Intel Corp.	18,373	353,313
Microchip Technology Inc.	2,635	82,871
Texas Instruments Inc.	8,128	220,594
		656,778

Soft Drinks—2.6%
PepsiCo Inc.	7,326	486,739

Steel—1.2%
Allegheny Technologies Inc.	4,677	217,247

Systems Software—4.2%
Microsoft Corp.	20,605	504,616	(h)
Oracle Corp.	10,589	284,315
		788,931

Tobacco—1.0%
Philip Morris International Inc.	3,320	185,986

Wireless Telecommunication Services—0.5%
American Tower Corp.	1,774	90,935	(a)

Total Common Stock		18,090,838
(Cost $16,544,109)

Exchange Traded Funds—1.7%
Financial Select Sector SPDR Fund	4,091	58,706	(n)
Industrial Select Sector SPDR Fund	8,083	252,836	(h,n)

Total Exchange Traded Funds		311,542
(Cost $371,531)

Other Investments—0.0%*
GEI Investment Fund		8,601	(k)
(Cost $9,451)

Total Investments in Securities		18,410,981
(Cost $16,925,091)

Short-Term Investments—2.3%
GE Money Market Fund Institutional Class
0.03%		436,614	(d,k)
(Cost $436,614)

Total Investments		18,847,595
(Cost $17,361,705)

Liabilities in Excess of Other Assets, net—(0.8)%		(155,041)

NET ASSETS—100.0%		$18,692,554

Other Information

The Fund had the following long futures contracts open at September 30, 2010 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	December 2010	3	$170,505	$210

GEI Mid-Cap Equity

Schedule of Investments—September 30, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

	Number of Shares	Value
Common Stock—98.2% †
Advertising—1.4%
Omnicom Group Inc.	33,003	$1,302,958

Aerospace & Defense—2.0%
Alliant Techsystems Inc.	17,362	1,309,095	(a,h)
Hexcel Corp.	31,489	560,189	(a)
		1,869,284

Air Freight & Logistics—0.4%
UTi Worldwide Inc.	24,108	387,657

Apparel Retail—0.8%
Urban Outfitters Inc.	22,120	695,453	(a)

Apparel, Accessories & Luxury Goods—1.6%
Coach Inc.	35,178	1,511,247

Application Software—2.7%
Blackboard Inc.	21,752	783,942	(a)
Citrix Systems Inc.	24,972	1,704,089	(a)
		2,488,031

Asset Management & Custody Banks—3.0%
Affiliated Managers Group Inc.	20,214	1,576,894	(a)
Invesco Ltd.	54,239	1,151,494
		2,728,388

Automotive Retail—1.5%
O’Reilly Automotive Inc.	26,290	1,398,628	(a,h)

Biotechnology—3.5%
Alexion Pharmaceuticals Inc.	13,386	861,523	(a)
Human Genome Sciences Inc.	27,760	826,970	(a)
Incyte Corp Ltd.	38,541	616,271	(a)
Vertex Pharmaceuticals Inc.	26,990	933,044	(a)
		3,237,808

Broadcasting—1.2%
Discovery Communications Inc.	9,868	429,751	(a)
Discovery Communications Inc.	16,541	631,701	(a)
		1,061,452

Cable & Satellite—1.8%
DIRECTV	17,880	744,344	(a)
Liberty Global Inc.	28,136	859,836	(a)
		1,604,180

Casinos & Gaming—1.3%
Penn National Gaming Inc.	38,861	1,150,674	(a)

Coal & Consumable Fuels—0.9%
Peabody Energy Corp.	16,230	795,432

Communications Equipment—1.5%
Juniper Networks Inc.	47,045	1,427,816	(a)

Computer Storage & Peripherals—1.5%
Synaptics Inc.	49,007	1,379,057	(a)

Construction & Farm Machinery & Heavy Trucks—1.1%
Cummins Inc.	10,996	996,018

Electric Utilities—3.3%
ITC Holdings Corp.	35,089	2,184,290	(h)
Northeast Utilities	29,223	864,124
		3,048,414

Electrical Components & Equipment—1.1%
Cooper Industries PLC	19,936	975,468

Environmental & Facilities Services—0.6%
Stericycle Inc.	8,127	564,664	(a)

Fertilizers & Agricultural Chemicals—1.4%
Intrepid Potash Inc.	30,392	792,319	(a)
Monsanto Co.	10,841	519,609	(h)
		1,311,928

General Merchandise Stores—0.9%
Dollar General Corp.	28,065	820,901	(a)

Healthcare Equipment—2.5%
Gen-Probe Inc.	16,703	809,427	(a)
Masimo Corp.	54,229	1,480,994	(h)
		2,290,421

Healthcare Services—1.2%
Catalyst Health Solutions Inc.	31,904	1,123,340	(a)

Healthcare Technology—0.8%
MedAssets Inc.	36,539	768,781	(a)

Heavy Electrical Equipment—0.4%
Babcock & Wilcox Co.	17,117	364,250	(a)

Home Entertainment Software—1.4%
Activision Blizzard Inc.	116,039	1,255,542

Home Building—0.5%
MDC Holdings Inc.	15,298	444,101

Home Furnishing Retail—1.6%
Bed Bath & Beyond Inc.	33,751	1,465,131	(a)

Hotels, Resorts & Cruise Lines—0.4%
Marriott International Inc.	9,630	345,043

Industrial Gases—1.3%
Praxair Inc.	12,998	1,173,199	(h)

Industrial Machinery—1.3%
Harsco Corp.	50,175	1,233,302

Internet Software & Services—4.3%
Baidu Inc. ADR	17,360	1,781,483	(a)
Equinix Inc.	9,693	992,079	(a)
MercadoLibre Inc.	15,675	1,131,422	(a)
		3,904,984

IT Consulting & Other Services—0.5%
Telvent GIT S.A.	20,504	463,800

Life Sciences Tools & Services—5.9%
Covance Inc.	24,855	1,162,965	(a)
Illumina Inc.	29,514	1,452,089	(a)
Mettler-Toledo International Inc.	10,608	1,320,060	(a,h)
Thermo Fisher Scientific Inc.	30,685	1,469,198	(a,h)
		5,404,312

Movies & Entertainment—1.1%
Regal Entertainment Group	74,330	975,210	(h)

Multi-Line Insurance—2.3%
HCC Insurance Holdings Inc.	80,212	2,092,731	(h)

Office REIT’s—1.6%
Douglas Emmett Inc.	48,072	841,741
SL Green Realty Corp.	10,039	635,770
		1,477,511

Oil & Gas Drilling—0.9%
Noble Corp.	24,381	823,834

Oil & Gas Equipment & Services—2.8%
Dresser-Rand Group Inc.	31,254	1,152,960	(a)
McDermott International Inc.	34,233	505,964	(a)
Weatherford International Ltd.	55,456	948,298	(a)
		2,607,222

Oil & Gas Exploration & Production—3.9%
EQT Corp.	23,673	853,648
Petrohawk Energy Corp.	62,827	1,014,028	(a)
Pioneer Natural Resources Co.	14,342	932,660
Range Resources Corp.	21,045	802,446
		3,602,782

Packaged Foods & Meats—2.0%
McCormick & Company Inc.	21,845	918,364	(h)
Mead Johnson Nutrition Co.	15,275	869,300
		1,787,664

Personal Products—1.5%
Alberto-Culver Co.	22,097	831,952
Avon Products Inc.	16,732	537,265
		1,369,217

Property & Casualty Insurance—1.3%
ACE Ltd.	20,989	1,222,609

Real Estate Services—2.1%
CB Richard Ellis Group Inc.	103,990	1,900,937	(a,h)

Regional Banks—1.6%
Regions Financial Corp.	85,095	618,641
SunTrust Banks Inc.	20,797	537,187
Zions Bancorporation	14,279	304,999
		1,460,827

Research & Consulting Services—1.5%
IHS Inc.	19,877	1,351,636	(a)

Security & Alarm Services 2.0%
Corrections Corporation of America	73,361	1,810,549	(a)

Semiconductors—3.1%
Hittite Microwave Corp.	27,607	1,315,474	(a)
Marvell Technology Group Ltd.	85,180	1,491,502	(a)
		2,806,976

Soft Drinks—1.4%
Coca-Cola Enterprises Inc.	40,636	1,259,716	(a)

Specialized Finance—1.4%
CBOE Holdings Inc.	31,148	624,206
MSCI Inc.	20,820	691,432	(a)
		1,315,638

Steel—1.8%
Allegheny Technologies Inc.	21,562	1,001,555
Steel Dynamics Inc.	48,763	688,046
		1,689,601

Systems Software—4.5%
ArcSight Inc.	19,965	869,675	(a)
Rovi Corp.	64,682	3,260,620	(a,h)
		4,130,295

Thrifts & Mortgage Finance—1.1%
People’s United Financial Inc.	78,977	1,033,809

Trading Companies & Distributors—1.0%
MSC Industrial Direct Co.	16,383	885,337

Wireless Telecommunication Services—3.7%
American Tower Corp.	32,970	1,690,042	(a)
NII Holdings Inc.	17,186	706,345	(a)
Syniverse Holdings Inc.	42,688	967,737	(a)
		3,364,124

Total Common Stock		89,959,889
(Cost $73,061,024)

Other Investments—0.0%*
GEI Investment Fund		22012	(k)
(Cost $24,189)

Total Investments in Securities		89,981,901
(Cost $73,085,213)

Short-Term Investments—2.0%
GE Money Market Fund Institutional Class
0.03%		1,831,872	(d,k)
(Cost $1,831,872)

Total Investments		91,813,773
(Cost $74,917,085)

Liabilities In Excess of Other Assets, net—(0.2)%		(182,663)

NET ASSETS—100.0%		$91,631,110

Other Information

The Fund had the following long futures contracts open at September 30, 2010 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P Midcap 400 Emini Index Futures	December 2010	3	$240,030	$4,941

GEI Small-Cap Equity

Schedule of Investments—September 30, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

	Number of Shares	Value
Common Stock—95.6% †
Advertising—0.8%
Arbitron Inc.	14,210	$397,454

Aerospace & Defense—0.9%
Esterline Technologies Corp.	863	49,390	(a)
Herley Industries Inc.	390	6,435	(a)
Moog Inc.	555	19,708	(a)
Teledyne Technologies Inc.	9,240	367,937	(a)
		443,470

Agricultural Products—0.6%
Darling International Inc.	29,650	252,618	(a)
Fresh Del Monte Produce Inc.	1,010	21,917	(a)
		274,535

Air Freight & Logistics—0.3%
Dynamex Inc.	550	8,387	(a)
UTi Worldwide Inc.	7,100	114,168
		122,555

Apparel Retail—1.5%
Aeropostale Inc.	10,010	232,733	(a)
American Eagle Outfitters Inc.	7,000	104,720
Bebe Stores Inc.	2,050	14,781
Brown Shoe Company Inc.	1,000	11,470
Genesco Inc.	600	17,928	(a)
JOS A Bank Clothiers Inc.	525	22,370	(a)
The Buckle Inc.	10,900	289,286
The Finish Line Inc.	1,300	18,083
		711,371

Apparel, Accessories & Luxury Goods—0.7%
Columbia Sportswear Co.	4,660	272,330
Fossil Inc.	600	32,274	(a)
Maidenform Brands Inc.	950	27,407	(a)
Movado Group Inc.	975	10,608	(a)
		342,619

Application Software—5.8%
ACI Worldwide Inc.	5,300	118,667	(a)
AsiaInfo Holdings Inc.	850	16,771	(a)
Blackbaud Inc.	17,110	411,324
Blackboard Inc.	6,000	216,240	(a)
Bottomline Technologies Inc.	10,000	153,600	(a)
Concur Technologies Inc.	3,000	148,320	(a)
Ebix Inc.	8,100	189,945
ePlus Inc.	750	16,087	(a)
Interactive Intelligence Inc.	1,566	27,562	(a)
Jack Henry & Associates Inc.	6,000	153,000
Mentor Graphics Corp.	540	5,708	(a)
MicroStrategy Inc.	1,600	138,576	(a)
Parametric Technology Corp.	21,490	419,915	(a)
Quest Software Inc.	1,285	31,598	(a)
SolarWinds Inc.	10,100	174,326	(a)
Solera Holdings Inc.	5,600	247,296
SS&C Technologies Holdings Inc.	5,290	83,582	(a)
Ultimate Software Group Inc.	7,500	289,800	(a)
		2,842,317

Asset Management & Custody Banks—0.7%
Affiliated Managers Group Inc.	3,225	251,582	(a)
Waddell & Reed Financial Inc.	4,000	109,440
		361,022

Auto Parts & Equipment—0.3%
China Automotive Systems Inc.	600	9,168	(a)
Dana Holding Corp.	2,825	34,804	(a)
Federal-Mogul Corp.	800	15,128	(a)
Modine Manufacturing Co.	1,500	19,455	(a)
Spartan Motors Inc.	1,025	4,756
Stoneridge Inc.	1,755	18,445	(a)
Tenneco Inc.	500	14,485	(a)
Wonder Auto Technology Inc.	3,065	26,083	(a)
		142,324

Automobile Manufacturers—0.0%*
Thor Industries Inc.	500	16,700

Automotive Retail—0.0%*
America’s Car-Mart Inc.	895	22,536	(a)

Biotechnology—1.0%
Cubist Pharmaceuticals Inc.	4,200	98,238	(a)
Genomic Health Inc.	6,000	80,160	(a)
Martek Biosciences Corp.	7,027	159,021	(a)
Myriad Genetics Inc.	9,000	147,690	(a)
PDL BioPharma Inc.	2,220	11,677
		496,786

Building Products—0.1%
AAON Inc.	955	22,462
Apogee Enterprises Inc.	765	7,000
Universal Forest Products Inc.	755	22,084
		51,546

Coal & Consumable Fuels—0.5%
James River Coal Co.	12,625	221,316	(a)

Commercial Printing—0.0%*
Multi-Color Corp.	1,200	18,480

Commodity Chemicals—0.6%
Hawkins Inc.	280	9,918
Koppers Holdings Inc.	9,625	258,624
		268,542

Communications Equipment—0.9%
Acme Packet Inc.	550	20,867	(a)
Arris Group Inc.	2,105	20,566	(a)
Cogo Group Inc.	2,073	12,811	(a)
CommScope Inc.	11,450	271,823	(a)
Comtech Telecommunications Corp.	449	12,280	(a)
DG FastChannel Inc.	600	13,050	(a)
Loral Space & Communications Inc.	500	26,100	(a)
Netgear Inc.	1,019	27,523	(a)
Oplink Communications Inc.	900	17,856	(a)
PC-Tel Inc.	1,800	11,052	(a)
Plantronics Inc.	550	18,579
		452,507

Computer & Electronics Retail—0.0%*
Systemax Inc.	920	11,298

Construction & Engineering—1.2%
Chicago Bridge & Iron Company N.V.	10,400	254,280	(a)
Great Lakes Dredge & Dock Corp.	2,349	13,648
Orion Marine Group Inc.	720	8,935	(a)
Quanta Services Inc.	3,500	66,780	(a)
URS Corp.	6,675	253,516	(a)
		597,159

Construction & Farm Machinery & Heavy Trucks—2.0%
AGCO Corp.	5,975	233,085	(a)
Astec Industries Inc.	930	26,533	(a)
Cascade Corp.	5,340	169,812
Greenbrier Companies Inc.	550	8,574	(a)
Hawk Corp.	91	3,938	(a)
NACCO Industries Inc.	100	8,739
The Manitowoc Comapny Inc.	445	5,389
The Toro Co.	325	18,275
Trinity Industries Inc.	11,540	256,996
WABCO Holdings Inc.	600	25,164	(a)
Wabtec Corp.	4,700	224,613
		981,118

Consumer Electronics—0.1%
Harman International Industries Inc.	715	23,888	(a)

Consumer Finance—0.1%
Ezcorp Inc.	950	19,038	(a)
First Cash Financial Services Inc.	650	18,037	(a)
Nelnet Inc.	950	21,736
		58,811

Data Processing & Outsourced Services—1.6%
ExlService Holdings Inc.	650	12,643	(a)
Global Cash Access Holdings Inc.	25,770	105,142	(a)
NeuStar Inc.	4,058	100,882	(a)
TeleTech Holdings Inc.	850	12,614	(a)
TNS Inc.	815	13,814	(a)
VeriFone Holdings Inc.	10,790	335,246	(a)
Wright Express Corp.	5,300	189,263	(a)
		769,604

Distributors—1.0%
LKQ Corp.	24,161	502,549	(a)

Diversified Metals & Mining—0.6%
Compass Minerals International Inc.	3,790	290,390

Diversified Real Estate Activities—0.1%
Coresite Realty Corp. (REIT)	4,100	67,199	(a)

Diversified REITs—0.0%*
Washington Real Estate Investment Trust	665	21,101

Diversified Support Services—0.9%
Copart Inc.	3,000	98,910	(a)
Healthcare Services Group Inc.	7,340	167,279
Ritchie Bros Auctioneers Inc.	8,100	168,237
Unifirst Corp.	250	11,037
		445,463

Education Services—0.7%
American Public Education Inc.	4,000	131,440	(a)
Bridgepoint Education Inc.	400	6,184	(a)
K12 Inc.	6,000	174,180	(a)
Lincoln Educational Services Corp.	3,400	48,994	(a)
		360,798

Electric Utilities—0.9%
Allete Inc.	545	19,854
IDACORP Inc.	10,600	380,752
Westar Energy Inc.	930	22,534
		423,140

Electrical Components & Equipment—2.0%
Baldor Electric Co.	8,930	360,772
Brady Corp.	12,135	353,978
Generac Holdings Inc.	575	7,843	(a)
II-VI Inc.	435	16,239	(a)
LSI Industries Inc.	1,030	6,613
Regal-Beloit Corp.	360	21,128
Woodward Governor Co.	6,900	223,698
		990,271

Electronic Components—0.0%*
Vishay Intertechnology Inc.	1,600	15,488	(a)

Electronic Equipment & Instruments—1.2%
Checkpoint Systems Inc.	700	14,245	(a)
Coherent Inc.	400	16,004	(a)
Daktronics Inc.	1,200	11,784
FARO Technologies Inc.	5,000	109,050	(a)
Keithley Instruments Inc.	1,211	26,049
National Instruments Corp.	8,300	271,078
Newport Corp.	10,950	124,173	(a)
Rofin-Sinar Technologies Inc.	1,315	33,375	(a)
		605,758

Electronic Manufacturing Services—0.3%
Benchmark Electronics Inc.	1,542	25,289	(a)
CTS Corp.	1,600	15,392
DDi Corp.	1,267	11,707
Measurement Specialties Inc.	450	8,316	(a)
Methode Electronics Inc.	3,528	32,035
Multi-Fineline Electronix Inc.	995	21,880	(a)
Park Electrochemical Corp.	600	15,804
Plexus Corp.	300	8,805	(a)
Zygo Corp.	250	2,450	(a)
		141,678

Environmental & Facilities Services—1.4%
ABM Industries Inc.	14,900	321,691
Waste Connections Inc.	9,100	360,906	(a)
		682,597

Food Distributors—0.2%
Nash Finch Company	275	11,698
Spartan Stores Inc.	4,960	71,920
		83,618

Food Retail—0.6%
Ruddick Corp.	8,900	308,652

Footwear—1.2%
CROCS Inc.	1,450	18,864	(a)
Deckers Outdoor Corp.	9,284	463,829	(a)
K-Swiss Inc.	1,115	14,216	(a)
Skechers U.S.A. Inc.	600	14,094	(a)
Steven Madden Ltd.	575	23,609	(a)
The Timberland Co.	850	16,838	(a)
Wolverine World Wide Inc.	1,430	41,484
		592,934

Gas Utilities—0.1%
South Jersey Industries Inc.	625	30,919

Healthcare Distributors—0.8%
Owens & Minor Inc.	14,110	401,571

Healthcare Equipment—3.1%
Accuray Inc.	2,250	13,995	(a)
American Medical Systems Holdings Inc.	10,100	197,758	(a)
Analogic Corp.	300	13,464
Exactech Inc.	490	7,997	(a)
Gen-Probe Inc.	5,000	242,300	(a)
Hill-Rom Holdings Inc.	735	26,379
Integra LifeSciences Holdings Corp.	6,700	264,382	(a)
Masimo Corp.	6,400	174,784
Natus Medical Inc.	950	13,842	(a)
NuVasive Inc.	4,985	175,173	(a)
Orthofix International N.V.	300	9,426	(a)
Sirona Dental Systems Inc.	300	10,812	(a)
SonoSite Inc.	4,000	134,040	(a)
SurModics Inc.	3,000	35,760	(a)
Teleflex Inc.	3,030	172,043
TomoTherapy Inc.	3,050	10,736	(a)
Zoll Medical Corp.	865	27,913	(a)
		1,530,804

Healthcare Facilities—0.6%
National Healthcare Corp.	250	9,267
Sun Healthcare Group Inc.	12,426	105,248	(a)
The Ensign Group Inc.	645	11,578
US Physical Therapy Inc.	850	14,212	(a)
VCA Antech Inc.	8,100	170,829	(a)
		311,134

Healthcare Services—2.5%
Almost Family Inc.	322	9,541	(a)
Bio-Reference Laboratories Inc.	22,380	466,847	(a)
Catalyst Health Solutions Inc.	350	12,323	(a)
Continucare Corp.	4,329	18,182	(a)
Corvel Corp.	152	6,452	(a)
Emergency Medical Services Corp.	300	15,975	(a)
Gentiva Health Services Inc.	600	13,110	(a)
HMS Holdings Corp.	3,570	210,416	(a)
IPC The Hospitalist Company Inc.	576	15,736	(a)
Mednax Inc.	7,600	405,080	(a)
RehabCare Group Inc.	1,125	22,747	(a)
Align Technology Inc.	1,300	25,454	(a)
		1,221,863

Healthcare Supplies—1.2%
Atrion Corp.	50	7,875
Immucor Inc.	6,075	120,467	(a)
Medical Action Industries Inc.	6,436	58,246	(a)
Meridian Bioscience Inc.	6,000	131,280
West Pharmaceutical Services Inc.	8,100	277,911
		595,779

Healthcare Technology—1.0%
Allscripts Healthcare Solutions Inc.	861	15,903	(a)
athenahealth Inc.	6,500	214,630	(a)
Computer Programs & Systems Inc.	1,000	42,570
MedAssets Inc.	9,100	191,464	(a)
		464,567

Home Furnishing Retail—0.8%
Aaron’s Inc.	20,260	373,797
Pier 1 Imports Inc.	2,142	17,543	(a)
		391,340
Household Products—0.3%
WD-40 Co.	4,000	152,080

Housewares & Specialties—1.4%
Jarden Corp.	15,710	489,052
Tupperware Brands Corp.	4,000	183,040
		672,092

Human Resource & Employment Services—0.0%*
Administaff Inc.	650	17,504

Industrial Machinery—4.6%
Actuant Corp.	915	21,008
Ampco-Pittsburgh Corp.	668	16,580
Briggs & Stratton Corp.	725	13,782
Chart Industries Inc.	726	14,781	(a)
CLARCOR Inc.	9,100	351,533
Columbus McKinnon Corp.	1,370	22,728	(a)
Flowserve Corp.	1,475	161,394
Gardner Denver Inc.	3,200	171,776
Harsco Corp.	4,950	121,671
IDEX Corp.	12,100	429,671
Kaydon Corp.	400	13,840
Kennametal Inc.	515	15,929
Lincoln Electric Holdings Inc.	320	18,502
Middleby Corp.	3,750	237,713	(a)
Mueller Industries Inc.	4,570	121,059
Nordson Corp.	3,675	270,811
Tennant Co.	500	15,450
Thermadyne Holdings Corp.	1,244	17,578	(a)
Timken Co.	4,550	174,538
Valmont Industries Inc.	150	10,860
		2,221,204

Industrial REITs—0.0%*
First Potomac Realty Trust	890	13,350

Instruments-Controls—0.1%
Elster Group SE ADR	2,900	40,020	(a)

Insurance Brokers—0.8%
Arthur J Gallagher & Co.	6,000	158,220
Brown & Brown Inc.	10,100	203,919
		362,139

Internet Software & Services—1.2%
Art Technology Group Inc.	38,020	157,023	(a)
comScore Inc.	7,400	174,048	(a)
Constant Contact Inc.	7,100	152,153	(a)
LogMeIn Inc.	1,000	35,980	(a)
NIC Inc.	10,100	83,729
		602,933

Investment Banking & Brokerage—1.2%
GFI Group Inc.	29,370	136,277
Piper Jaffray Cos.	965	28,111	(a)
Raymond James Financial Inc.	16,180	409,839
Stifel Financial Corp.	295	13,656	(a)
SWS Group Inc.	1,510	10,827
		598,710

IT Consulting & Other Services—0.4%
CACI International Inc.	300	13,578	(a)
iGate Corp.	2,626	47,636
RightNow Technologies Inc.	645	12,706	(a)
Sapient Corp.	1,700	20,349
SRA International Inc.	4,670	92,092	(a)
Virtusa Corp.	492	4,768	(a)
		191,129

Leisure Products—0.6%
Brunswick Corp.	575	8,752
Polaris Industries Inc.	4,165	271,142
Summer Infant Inc.	2,073	16,211	(a)
		296,105

Life & Health Insurance—0.1%
American Equity Investment Life Holding Co.	1,330	13,619
Delphi Financial Group Inc.	585	14,619
		28,238

Life Sciences Tools & Services—2.6%
Bio-Rad Laboratories Inc.	3,000	271,530	(a)
Bruker Corp.	26,575	372,848	(a)
Dionex Corp.	200	17,288	(a)
ICON PLC ADR	12,740	275,439	(a)
Luminex Corp.	10,728	171,648	(a)
Techne Corp.	2,600	160,498
		1,269,251

Managed Healthcare—1.2%
AMERIGROUP Corp.	550	23,358	(a)
Centene Corp.	10,100	238,259	(a)
Molina Healthcare Inc.	11,820	319,021	(a)
		580,638

Metal & Glass Containers—1.3%
AEP Industries Inc.	575	13,582	(a)
Aptargroup Inc.	8,100	369,927
Myers Industries Inc.	900	7,731
Silgan Holdings Inc.	8,000	253,600
		644,840

Multi-Line Insurance—1.0%
HCC Insurance Holdings Inc.	18,060	471,185
Horace Mann Educators Corp.	845	15,024
		486,209

Multi-Utilities—0.6%
Avista Corp.	1,325	27,666
Black Hills Corp.	780	24,336
OGE Energy Corp.	5,850	233,239
		285,241

Office Electronics—0.3%
Zebra Technologies Corp.	4,750	159,790	(a)

Office REIT’s—1.6%
BioMed Realty Trust Inc.	22,060	395,315
Digital Realty Trust Inc.	6,030	372,051
Highwoods Properties Inc.	265	8,605
Lexington Realty Trust	775	5,549
		781,520

Office Services & Supplies—0.2%
Herman Miller Inc.	3,780	74,390
Kimball International Inc.	835	4,868
Knoll Inc.	1,210	18,767
		98,025

Oil & Gas Drilling—0.2%
Pioneer Drilling Co.	11,115	70,914	(a)

Oil & Gas Equipment & Services—2.9%
Dawson Geophysical Co.	840	22,386	(a)
Dril-Quip Inc.	5,580	346,574	(a)
Hornbeck Offshore Services Inc.	1,445	28,163	(a)
Lufkin Industries Inc.	400	17,560
Newpark Resources Inc.	2,050	17,220	(a)
Oil States International Inc.	11,790	548,824	(a)
RPC Inc.	400	8,464
Superior Energy Services Inc.	11,100	296,259	(a)
Tetra Technologies Inc.	12,100	123,420	(a)
		1,408,870

Oil & Gas Exploration & Production—2.4%
Brigham Exploration Co.	950	17,813	(a)
Contango Oil & Gas Co.	230	11,537	(a)
GMX Resources Inc.	14,493	70,436	(a)
Gulfport Energy Corp.	6,000	83,040	(a)
Oasis Petroleum Inc.	1,600	30,992	(a)
Penn Virginia Corp.	2,000	32,080
Petroleum Development Corp.	860	23,736	(a)
Resolute Energy Corp.	10,100	111,706	(a)
Rosetta Resources Inc.	4,000	93,960	(a)
SandRidge Energy Inc.	30,300	172,104	(a)
SM Energy Co.	13,170	493,348
Vaalco Energy Inc.	1,105	6,343	(a)
		1,147,095

Oil & Gas Storage & Transportation—0.0%*
Knightsbridge Tankers Ltd.	330	6,237

Packaged Foods & Meats—4.3%
Del Monte Foods Co.	39,800	521,778
Flowers Foods Inc.	13,100	325,404
Lancaster Colony Corp.	5,300	251,750
Lance Inc.	10,100	215,130	(a)
Sanderson Farms Inc.	130	5,628	(a)
Smart Balance Inc.	18,200	70,616	(a)
Smithfield Foods Inc.	18,855	317,329	(a)
The Hain Celestial Group Inc.	12,100	290,158	(a)
TreeHouse Foods Inc.	1,600	73,760	(a)
		2,071,553

Paper Packaging—0.8%
Packaging Corporation of America	16,970	393,195
Rock-Tenn Co.	350	17,433
		410,628

Paper Products—0.0%*
Neenah Paper Inc.	100	1,520

Personal Products—0.9%
Alberto-Culver Co.	11,300	425,445
Revlon Inc.	900	11,358	(a)
		436,803

Pharmaceuticals—0.1%
Questcor Pharmaceuticals Inc.	2,280	22,618	(a)
The Medicines Co.	1,150	16,330	(a)
		38,948

Precious Metals & Minerals—0.0%*
Coeur d’Alene Mines Corp.	1,000	19,920	(a)

Property & Casualty Insurance—2.5%
Alleghany Corp.	600	181,818	(a)
Allied World Assurance Company Holdings Ltd.	6,000	339,540
American Safety Insurance Holdings Ltd.	1,010	16,503	(a)
Argo Group International Holdings Ltd.	4,345	150,945
Aspen Insurance Holdings Ltd.	2,000	60,560
CNA Surety Corp.	850	15,232	(a)
First Mercury Financial Corp.	8,590	86,587
National Interstate Corp.	3,900	84,903
Navigators Group Inc.	6,000	267,780	(a)
Tower Group Inc.	730	17,045
		1,220,913

Publishing—1.5%
John Wiley & Sons Inc.	11,000	449,460
Morningstar Inc.	6,000	267,360	(a)
		716,820

Railroads—0.9%
Genesee & Wyoming Inc.	9,960	432,164	(a)

Regional Banks—3.6%
BancorpSouth Inc.	885	12,549
Bank of the Ozarks Inc.	530	19,658
Banner Corp.	4,145	8,953
Camden National Corp.	200	6,930
Cardinal Financial Corp.	550	5,285
CoBiz Financial Inc.	865	4,809
Cullen Bankers Inc.	5,740	309,214
East West Bancorp Inc.	1,385	22,548
First Horizon National Corp.	840	9,584	(a)
First Midwest Bancorp Inc.	6,400	73,792
Fulton Financial Corp.	10,400	94,224
Glacier Bancorp Inc.	355	5,183
Great Southern Bancorp Inc.	315	6,858
Iberiabank Corp.	515	25,740
Lakeland Financial Corp.	470	8,770
PacWest Bancorp	955	18,202
Peoples Bancorp Inc.	370	4,577

Prosperity Bancshares Inc.	8,230	267,228
Sandy Spring Bancorp Inc.	540	8,370
Southwest Bancorp Inc.	1,125	14,591
Susquehanna Bancshares Inc.	1,515	12,787
SVB Financial Group	6,520	275,926	(a)
UMB Financial Corp.	8,100	287,631
Umpqua Holdings Corp.	1,925	21,829
Westamerica Bancorporation	4,180	227,768
Whitney Holding Corp.	1,390	11,356
		1,764,362

Reinsurance—0.0%*
Maiden Holdings Ltd.	1,490	11,339

Research & Consulting Services—0.6%
CoStar Group Inc.	5,800	282,518	(a)
Resources Connection Inc.	550	7,568
		290,086

Residential REIT’s—0.0%*
Mid-America Apartment Communities Inc.	335	19,524

Restaurants—1.3%
Bob Evans Farms Inc.	350	9,824
Cracker Barrel Old Country Store Inc.	9,000	456,840
Denny’s Corp.	8,840	27,492	(a)
Domino’s Pizza Inc.	850	11,237	(a)
Einstein Noah Restaurant Group Inc.	1,050	11,130	(a)
Wendy’s Group Inc.	21,300	96,489
		613,012

Semiconductor Equipment—1.0%
GT Solar International Inc.	2,250	18,833	(a)
MKS Instruments Inc.	405	7,282	(a)
Rudolph Technologies Inc.	34,300	285,033	(a)
Tessera Technologies Inc.	450	8,325	(a)
Varian Semiconductor Equipment Associates Inc.	4,950	142,461	(a)
		461,934

Semiconductors—1.7%
Applied Micro Circuits Corp.	1,600	16,000	(a)
Ceva Inc.	921	13,170	(a)
Diodes Inc.	1,400	23,926	(a)
Fairchild Semiconductor International Inc.	2,500	23,500	(a)
Integrated Device Technology Inc.	6,300	36,856	(a)
IXYS Corp.	1,359	12,979	(a)
Lattice Semiconductor Corp.	3,109	14,768	(a)
Microsemi Corp.	17,500	300,125	(a)
Pericom Semiconductor Corp.	1,090	9,472	(a)
RF Micro Devices Inc.	6,700	41,138	(a)
Semtech Corp.	13,030	263,076	(a)
Standard Microsystems Corp.	1,560	35,584	(a)
TriQuint Semiconductor Inc.	1,850	17,760	(a)
		808,354

Specialized Consumer Services—0.5%
Matthews International Corp.	7,500	265,200

Specialized Finance—0.0%*
NewStar Financial Inc.	1,985	14,709	(a)

Specialized REIT’s—1.5%
DiamondRock Hospitality Co.	1,735	16,465	(a)
Healthcare Realty Trust Inc.	14,100	329,799
Hersha Hospitality Trust	2,175	11,266
National Health Investors Inc.	315	13,879
Omega Healthcare Investors Inc.	16,200	363,690
		735,099

Specialty Chemicals—2.2%
Arch Chemicals Inc.	7,475	262,298
HB Fuller Co.	1,110	22,056
Minerals Technologies Inc.	300	17,676
NewMarket Corp.	360	40,925
Omnova Solutions Inc.	1,912	13,747	(a)
PolyOne Corp.	1,450	17,531	(a)
Sensient Technologies Corp.	22,165	675,811
Stepan Co.	250	14,777
		1,064,821

Specialty Stores—1.2%
Jo-Ann Stores Inc.	5,550	247,253	(a)
Tractor Supply Co.	8,175	324,221
Ulta Salon Cosmetics & Fragrance Inc.	1,150	33,580	(a)
		605,054

Steel—0.8%
Carpenter Technology Corp.	965	32,530
Commercial Metals Co.	20,730	300,378
Haynes International Inc.	500	17,460
Worthington Industries Inc.	1,350	20,291
		370,659

Systems Software—2.1%
Ariba Inc.	14,100	266,490	(a)
MICROS Systems Inc.	10,080	426,686	(a)
Progress Software Corp.	5,740	189,994	(a)
Sourcefire Inc.	4,100	118,244	(a)
		1,001,414

Technology Distributors—0.2%
Anixter International Inc.	300	16,197	(a)
Insight Enterprises Inc.	1,150	17,986	(a)
Scansource Inc.	495	13,731	(a)
Tech Data Corp.	595	23,978	(a)
		71,892

Thrifts & Mortgage Finance—0.1%
Dime Community Bancshares Inc.	600	8,310
Northwest Bancshares Inc.	1,390	15,554
Washington Federal Inc.	1,245	18,999
		42,863

Trading Companies & Distributors—0.7%
Applied Industrial Technologies Inc.	9,360	286,416
DXP Enterprises Inc.	691	13,115	(a)
TAL International Group Inc.	600	14,532
Watsco Inc.	300	16,704
		330,767

Trucking—1.2%
Landstar System Inc.	6,000	231,720
Marten Transport Ltd.	705	16,342
Old Dominion Freight Line Inc.	13,050	331,731	(a)
		579,793

Total Common Stock		46,641,856
(Cost $43,565,738)

Other Investments—0.0%*
GEI Investment Fund		11	(k)
(Cost $12)

Total Investments in Securities		46,641,867
(Cost $43,565,750)

Short-Term Investments—4.6%
GE Money Market Fund Institutional Class
0.03%		2,227,945	(d,k)
(Cost $2,227,945)

Total Investments		48,869,812
(Cost $45,793,695)

Liabilities in Excess of Other Assets, net—(0.2)%		(71,141)

NET ASSETS—100.0%		$48,798,671

Other Information

The Fund had the following long futures contracts open at September 30, 2010 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Russell 2000 Mini Index Futures	December 2010	5	$337,250	$21,460

GEI International Equity

Schedule of Investments—September 30, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

	Number of Shares	Value
Common Stock—97.1% †
Australia—1.0%
Brambles Ltd.	11,501	$69,822
Paladin Energy Ltd.	25,538	88,771	(a)
		158,593

Brazil—3.0%
Banco Santander Brasil S.A.	12,100	162,838
Petroleo Brasileiro S.A. ADR	4,624	151,760	(h)
Vale S.A. ADR	4,856	134,754
		449,352

Canada—4.1%
Kinross Gold Corp.	1,984	37,326
Potash Corporation of Saskatchewan Inc.	2,365	340,024
Research In Motion Ltd.	2,821	137,771	(a)
Suncor Energy Inc.	3,441	112,369
		627,490

Chile—0.3%
Sociedad Quimica y Minera de Chile S.A. ADR	875	42,210

China—1.3%
Baidu Inc. ADR	392	40,227	(a)
China Mobile Ltd.	3,990	40,860
China South Locomotive and Rolling Stock Corp.	114,949	109,127
		190,214

Denmark—0.8%
AP Moller-Maersk A/S	15	125,579

Finland—0.3%
Nokia Oyj	5,143	51,746	(a)

France—13.3%
AXA S.A.	7,980	139,719	(h)
BNP Paribas	4,730	336,883	(h)
Cap Gemini S.A.	3,244	162,977
Cie Generale d’Optique Essilor International S.A.	4,042	278,501
Credit Agricole S.A.	7,178	112,350
Danone	1,276	76,430
European Aeronautic Defence and Space Company N.V.	5,246	131,026
Safran S.A.	3,771	106,155
Schneider Electric S.A.	1,752	222,464
Total S.A.	4,229	218,265
Veolia Environnement	3,167	83,532
Vinci S.A.	2,056	103,208
Vivendi S.A.	1,910	52,281
		2,023,791

Germany—11.5%
Adidas AG	2,186	135,518
Bayer AG	1,918	133,934
Daimler AG	2,998	190,155
Deutsche Boerse AG	3,393	226,719
Linde AG	2,053	267,607
Metro AG	3,427	223,400
SAP AG	2,493	123,494
Siemens AG	3,383	357,608
ThyssenKrupp AG	2,602	84,970
		1,743,405

Hong Kong—1.2%
Esprit Holdings Ltd.	11,661	63,163
Hutchison Whampoa Ltd.	13,067	121,779
		184,942

India—0.7%
Larsen & Toubro Ltd.	2,403	109,722	(a)

Ireland—0.6%
CRH PLC	5,456	89,531

Italy—2.1%
ENI S.p.A.	5,672	122,578
UniCredit S.p.A.	78,093	199,685
		322,263

Japan—14.3%
Daikin Industries Ltd.	3,000	112,760
Fanuc Ltd.	700	89,071
Mitsubishi Corp.	5,000	118,566
Mitsubishi Estate Company Ltd.	6,982	113,497
Mitsubishi Heavy Industries Ltd.	15,000	55,303
Mitsubishi UFJ Financial Group Inc.	31,390	146,166
Nomura Holdings Inc.	35,642	172,365
SMC Corp.	600	79,076
Sony Financial Holdings Inc.	49	159,540
Sumitomo Metal Industries Ltd.	93,002	234,899	(h)
Sumitomo Mitsui Financial Group Inc.	1,441	41,950
Suzuki Motor Corp.	11,000	231,219
Taiyo Nippon Sanso Corp.	10,999	93,480
The Bank of Yokohama Ltd.	25,130	117,317
Toyota Motor Corp.	3,946	141,610
Unicharm Corp.	4,800	193,057
Yamada Denki Company Ltd.	1,057	65,541
		2,165,417

Mexico—0.5%
America Movil SAB de C.V. ADR	1,279	68,209

Netherlands—2.7%
Koninklijke Ahold N.V.	7,955	107,385
Koninklijke Philips Electronics N.V.	8,413	264,797
Unilever N.V.	1,212	36,278
		408,460

Russian Federation—0.6%
Mobile Telesystems OJSC ADR	3,942	83,689

South Africa—0.9%
MTN Group Ltd.	7,818	141,243

South Korea—1.8%
KB Financial Group Inc.	1,455	62,526
Samsung Electronics Company Ltd.	150	102,214
Samsung Electronics Company Ltd. GDR	320	109,760
		274,500

Spain—3.4%
Banco Santander S.A.	24,450	310,994	(a,h)
Iberdrola S.A.	5,791	44,613
Telefonica S.A.	6,349	157,448
		513,055

Sweden—0.9%
Telefonaktiebolaget LM Ericsson	11,933	131,199

Switzerland—8.9%
Credit Suisse Group AG (Regd.)	5,120	220,114
Nestle S.A.	8,185	438,594
Novartis AG	2,951	170,212
Roche Holding AG	1,495	205,363
Syngenta AG	742	185,472
Zurich Financial Services AG	556	131,068
		1,350,823

Taiwan—2.6%
Delta Electronics Inc.	31,000	129,491
Taiwan Semiconductor Manufacturing Company Ltd.	118,634	235,434
Taiwan Semiconductor Manufacturing Company Ltd. ADR	3,340	33,868
		398,793

United Kingdom—20.3%
Autonomy Corporation PLC	4,606	131,590	(a)
BG Group PLC	10,738	189,261	(a)
BHP Billiton PLC	9,371	299,028	(h)
Diageo PLC	2,180	37,650
G4S PLC	22,408	89,901
G4S PLC	10,196	41,279
HSBC Holdings PLC	35,006	355,798
Lloyds Banking Group PLC	202,441	236,448	(h)
National Grid PLC	25,686	218,571
Prudential PLC	29,639	297,278	(h)
Reckitt Benckiser Group PLC	4,006	221,006
Rio Tinto PLC	4,748	278,402
Royal Dutch Shell PLC	6,501	196,280
Tesco PLC	31,704	211,827
The Capita Group PLC	12,073	149,534
Vodafone Group PLC	54,960	136,058	(h)
		3,089,911

Total Common Stock		14,744,137
(Cost $13,848,424)

Preferred Stock—1.9%
Fresenius SE	1,498	121,150
Volkswagen AG	1,453	175,611

Total Preferred Stock		296,761
(Cost $244,388)

Other Investments—0.1%
GEI Investment Fund		10,979	(k)
(Cost $12,065)

Total Investments in Securities		15,051,877
(Cost $14,104,877)

Short-Term Investments—1.2%
GE Money Market Fund Institutional Class
0.03%		179,504	(d,k)
(Cost $179,504)

Total Investments		15,231,381
(Cost $14,284,381)

Liabilities in Excess of Other Assets, net—(0.3)%		(40,005)

NET ASSETS—100.0%		$15,191,376

Other Information

The Fund had the following short futures contracts open at September 30, 2010 (unaudited)

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation
DJ Euro Stoxx 50 Index Futures	December 2010	1	$(37,379)	$363

The Fund was invested in the following categories at September 30, 2010 (unaudited):

Industry	Percentage (based on Market Value)
Diversified Banks	12.90%
Integrated Oil & Gas	6.50%
Industrial Conglomerates	4.89%
Automobile Manufacturers	4.85%
Diversified Metals & Mining	3.79%
Fertilizers & Agricultural Chemicals	3.73%
Packaged Foods & Meats	3.62%
Pharmaceuticals	3.35%
Semiconductors	3.16%
Wireless Telecommunication Services	3.09%
Life & Health Insurance	3.00%
Steel	2.98%
Household Products	2.72%
Industrial Gases	2.37%
Communications Equipment	2.11%
Food Retail	2.10%
Multi-Utilities	1.98%
Healthcare Supplies	1.83%
Multi-Line Insurance	1.78%
Application Software	1.67%

Aerospace & Defense	1.56%
Specialized Finance	1.49%
Hypermarkets & Super Centers	1.47%
Industrial Machinery	1.47%
Electrical Components & Equipment	1.46%
Diversified Capital Markets	1.45%
Construction & Engineering	1.40%
Investment Banking & Brokerage	1.13%
IT Consulting & Other Services	1.07%
Integrated Telecommunication Services	1.03%
Human Resource & Employment Services	0.98%
Apparel, Accessories & Luxury Goods	0.89%
Security & Alarm Services	0.86%
Electronic Components	0.85%
Marine	0.82%
Healthcare Equipment	0.80%
Trading Companies & Distributors	0.78%
Regional Banks	0.77%
Building Products	0.74%
Diversified Real Estate Activities	0.74%
Construction & Farm Machinery & Heavy Trucks	0.72%
Construction Materials	0.59%
Coal & Consumable Fuels	0.58%
Diversified Support Services	0.46%
Computer & Electronics Retail	0.43%
Apparel Retail	0.41%
Movies & Entertainment	0.34%
Electric Utilities	0.29%
Internet Software & Services	0.26%
Distillers & Vintners	0.25%
Gold	0.24%

98.75%

Short-Term and Other Investments	Percentage (based on Market Value)
Short-Term	1.18%
Other Investments	0.07%

1.25%

100.00%

GEI Income Fund

Schedule of Investments—September 30, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

		Principal Amount	Value
Bonds and Notes—92.6%†
U.S. Treasuries—12.5%
U.S. Treasury Bonds
1.75%	07/31/15	$2,682,800	$2,747,348	(h)
3.25%	07/31/16	513,300	561,783
4.38%	05/15/40	2,523,000	2,833,657
U.S. Treasury Notes
2.63%	08/15/20	1,016,200	1,025,727
4.50%	11/15/10	20,000	20,105
			7,188,620

Federal Agencies—0.2%
Federal Home Loan Mortgage Corp.
8.25%	06/01/26	60,000	87,817	(h,j)

Agency Mortgage Backed—30.2%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	38,315	40,182	(h)
5.00%	07/01/35 - 08/01/40	974,637	1,027,921	(h)
5.50%	05/01/20 - 01/01/38	325,327	352,709	(h)
6.00%	04/01/17 - 11/01/37	712,718	780,327	(h)
6.50%	02/01/29	339	377	(h)
7.00%	10/01/16 - 08/01/36	89,489	100,383	(h)
7.50%	09/01/12 - 09/01/33	16,650	18,839	(h)
8.00%	11/01/30	16,620	19,145	(h)
8.50%	04/01/30 - 05/01/30	21,122	24,560	(h)
5.50%	TBA	180,000	190,913	(c)
Federal National Mortgage Assoc.
4.00%	05/01/19 - 10/01/40	1,350,423	1,394,203	(h)
4.50%	05/01/18 - 06/01/40	1,881,880	1,971,860	(h)
4.50%	09/01/40	1,620,000	1,694,925	(i)
5.00%	03/01/34 - 08/01/40	851,972	901,412	(h)
5.00%	10/01/40	650,000	693,362	(i)
5.32%	03/01/37	2,720	2,865	(i)
5.50%	12/01/13 - 04/01/38	2,201,609	2,364,566	(h)
5.53%	04/01/37	4,337	4,585	(i)
6.00%	06/01/14 - 07/01/35	1,344,056	1,474,391	(h)
6.50%	07/01/17 - 08/01/34	194,922	215,345	(h)
7.00%	03/01/15 - 02/01/34	66,969	74,331	(h)
7.50%	08/01/13 - 03/01/34	100,476	113,846	(h)
8.00%	12/01/12 - 11/01/33	75,244	86,860	(h)
8.50%	05/01/31	4,062	4,737	(h)
9.00%	04/01/16 - 12/01/22	9,289	10,160	(h)
4.50%	TBA	2,080,000	2,165,800	(c)
5.00%	TBA	547,000	580,034	(c)

Government National Mortgage Assoc.
3.13%	12/20/24	2,792	2,881	(h,i)
3.38%	02/20/23 - 02/20/26	9,712	10,037	(h,i)
4.50%	08/15/33 - 09/15/34	220,865	234,510	(h)
6.00%	04/15/27 - 09/15/36	310,941	340,910	(h)
6.50%	04/15/19 - 08/15/36	268,253	298,861	(h)
7.00%	03/15/12 - 10/15/36	164,371	185,881	(h)
7.50%	11/15/31 - 10/15/33	6,663	7,631	(h)
8.00%	12/15/29	2,641	3,121	(h)
8.50%	10/15/17	11,374	12,637	(h)
9.00%	11/15/16 -12/15/21	30,924	34,321	(h)
			17,439,428

Agency Collateralized Mortgage Obligations—3.1%
Fannie Mae Whole Loan
0.97%	08/25/43	302,029	7,847	(g,h,p)
Federal Home Loan Mortgage Corp.
0.10%	09/25/43	1,163,715	9,382	(g,h,i,p)
8.00%	02/01/23 - 07/01/24	4,110	933	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC
5.00%	05/15/38	77,992	84,043
5.50%	04/15/17	36,207	1,185	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Class YQ)
5.00%	05/15/17	30,525	2,053	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 1980) (Class OF)
7.50%	07/15/27	8,368	1,829	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2543) (Class LR)
7.50%	01/15/16	2,581	2,587	(h)
Federal Home Loan Mortgage Corp. REMIC (Series 2631) (Class DI)
5.50%	06/15/33	214,019	37,753	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2642) (Class AW)
4.50%**	03/15/19	1,194	—	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2643) (Class IM)
4.50%	03/15/18	149,950	15,415	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2645) (Class BI)
4.50%	02/15/18	25,667	1,569	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2647) (Class DI)
4.50%	10/15/16	18,720	394	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2656) (Class IU)
5.00%	04/15/28	22,685	149	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2722) (Class PI)
5.00%	06/15/28	31,130	874	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2763) (Class JI)
5.00%	10/15/18	94,874	7,145	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2781) (Class IC)
5.00%	11/15/17 - 05/15/18	82,334	3,936	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2795) (Class IC)
5.00%	07/15/17	18,811	455	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2852) (Class OJ)
14.81%	09/15/34	38,274	36,479	(d,f)
Federal Home Loan Mortgage Corp. REMIC (Series 3311) (Class IA)
6.15%	05/15/37	162,941	20,524	(g,i,p)
Federal Home Loan Mortgage Corp. REMIC (Series 3311) (Class IB)
6.15%	05/15/37	162,941	21,024	(g,i,p)
Federal Home Loan Mortgage Corp. REMIC (Series 3311) (Class IC)
6.15%	05/15/37	162,941	21,024	(g,i,p)
Federal Home Loan Mortgage Corp. REMIC (Series 3311) (Class ID)
6.15%	05/15/37	162,941	21,024	(g,i,p)

Federal Home Loan Mortgage Corp. REMIC (Series 3311) (Class IE)
6.15%	05/15/37	238,429	30,764	(g,i,p)
Federal Home Loan Mortgage Corp. REMIC (Series 3284) (Class CI)
5.86%	03/15/37	431,493	55,675	(g,i,p)
Federal Home Loan Mortgage Corp. STRIPS (Class IO)
5.00%	12/01/34	91,643	12,787	(g,h,p)
Federal Home Loan Mortgage STRIPS
3.51%	08/01/27	1,084	940	(d,f,h)
Federal National Mortgage Assoc. REMIC
5.00%	08/25/38	77,892	83,736
6.29%	07/25/37	185,409	27,770	(g,i,p)
Federal National Mortgage Assoc. REMIC (Class 109J)
7.00%	09/25/20	580	640	(h)
Federal National Mortgage Assoc. REMIC (Class B)
2.40%	12/25/22	265	245	(d,f,h)
Federal National Mortgage Assoc. REMIC (Class BZ)
5.50%	01/25/33	160,651	177,423	(h)
Federal National Mortgage Assoc. REMIC (Class CS)
7.44%	08/25/16	49,831	1,211	(g,h,i,p)
Federal National Mortgage Assoc. REMIC (Class VZ)
5.00%	10/25/35	74,561	79,847
Federal National Mortgage Assoc. REMIC (Series 1992) (Class K)
1008.00%	05/25/22	6	159	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003)
5.00%	08/25/17	54,128	3,353	(g,h,p)
7.24%	05/25/18	400,002	47,628	(g,h,i,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class HI)
5.00%	10/25/22	55,577	3,494	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IJ)
5.00%	02/25/32	135,642	11,855	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IO)
1.20%	12/25/42	72,010	2,697	(g,h,i,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class KI)
4.50%	05/25/18	26,093	873	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class SL)
16.05%	03/25/31	199,433	228,569	(h,i)
Federal National Mortgage Assoc. REMIC (Series 2005) (Class SC)
6.42%	10/25/35	390,246	50,625	(g,i,p)
Federal National Mortgage Assoc. REMIC (Series 2008) (Class ZW)
5.00%	07/25/38	62,789	67,862
Federal National Mortgage Assoc. STRIPS
6.00%	01/01/35	60,127	9,105	(g,h,p)
Federal National Mortgage Assoc. STRIPS (Class 2)
4.50%	08/01/35	138,087	20,368	(g,h,p)
5.00%	03/25/38	118,755	14,852	(g,h,p)
5.50%	12/01/33	55,604	8,378	(g,h,p)
7.50%	11/01/23	25,668	4,318	(g,h,p)
8.00%	08/01/23 - 07/01/24	8,993	1,636	(g,h,p)
8.50%	07/25/22	398	84	(g,h,p)
9.00%	05/25/22	262	57	(g,h,p)
Federal National Mortgage Assoc. STRIPS (Series 354) (Class 1)
3.19%	11/01/34	205,550	188,602	(d,f,h)
Federal National Mortgage Assoc. STRIPS (Series 364) (Class 1)
4.50%	09/01/35	252,646	37,265	(g,h,p)
Federal National Mortgage Assoc. STRIPS (Series 378) (Class 1)
4.50%	01/01/36	199,483	29,424	(g,h,p)
Federal National Mortgage Assoc. STRIPS (Series 387) (Class 1)
5.00%	05/25/38	123,585	13,656	(g,h,p)

Government National Mortgage Assoc.
1.00%	01/16/39	406,675	61,122	(g,i,p)
4.50%	11/20/39	104,286	109,889
5.00%	10/20/37 - 09/20/38	395,159	58,306	(g,h,p)
Government National Mortgage Assoc. (Class IC)
5.99%	04/16/37	164,046	32,389	(g,h,p)
Vendee Mortgage Trust
0.39%	04/15/40	315,834	6,317	(g,p)
Vendee Mortgage Trust (Class 2003)
0.86%	05/15/33	187,625	6,490	(g,p)
			1,788,035

Asset Backed—3.1%
Bear Stearns Asset Backed Securities Trust (Class 2A2)
17.86%	11/25/35	488,753	460,691	(d,h,i)
Chase Funding Mortgage Loan Asset-Backed Certificates (Class IB)
5.75%	05/25/32	21,071	11,947	(h,i,o)
Chase Funding Mortgage Loan Asset-Backed Certificates (Class IIA2)
3.79%	02/25/33	19,166	16,678	(d,h,i)
Citicorp Residential Mortgage Securities Inc. (Series 2006) (Class A5)
6.04%	09/25/36	60,000	52,188
Countrywide Asset-Backed Certificates
1.12%	05/25/33	8,931	6,364	(h,i)
Countrywide Asset-Backed Certificates (Class AF4)
5.31%	08/25/35	734,172	685,778	(h,i)
Countrywide Asset-Backed Certificates (Class AF6)
4.74%	10/25/35	53,423	48,053	(i)
Mid-State Trust (Class A3)
7.54%	07/01/35	1,893	1,912	(h,o)
Popular ABS Mortgage Pass-Through Trust (Class AF4)
5.30%	11/25/35	50,000	45,444
Residential Asset Mortgage Products Inc. (Class A2)
6.86%	06/25/32	19,766	15,881	(d,h,i)
Residential Asset Securities Corp. (Series 2002) (Class AIIB)
32.90%	07/25/32	4,094	2,207	(d,h,i)
Saxon Asset Securities Trust
5.23%	08/25/35	478,606	452,117	(i)
			1,799,260

Corporate Notes—34.0%
AES El Salvador Trust
6.75%	02/01/16	100,000	93,492	(b)
AES Panama S.A.
6.35%	12/21/16	30,000	32,010	(b)
Agilent Technologies Inc.
5.00%	07/15/20	66,000	70,032
5.50%	09/14/15	46,000	51,716
Alcoa Inc.
6.15%	08/15/20	66,000	67,858
Allergan Inc.
3.38%	09/15/20	130,000	129,944
Alliance One International Inc.
10.00%	07/15/16	95,000	102,837
Ameren Illinois Co.
9.75%	11/15/18	98,000	131,309
Amsted Industries Inc.
8.13%	03/15/18	109,000	113,496	(b)

Anadarko Petroleum Corp.
6.20%	03/15/40	200,000	194,977
6.38%	09/15/17	33,000	36,365
Anheuser-Busch InBev Worldwide Inc.
5.00%	04/15/20	136,000	149,856
5.38%	11/15/14	89,000	99,898	(b)
ARAMARK Corp.
8.50%	02/01/15	106,000	110,240	(h)
ArcelorMittal
7.00%	10/15/39	67,000	68,445
Arizona Public Service Co.
6.25%	08/01/16	165,000	191,940	(h)
AT&T Inc.
6.40%	05/15/38	148,000	169,149	(h)
6.70%	11/15/13	108,000	125,049	(h)
Avis Budget Car Rental LLC
9.63%	03/15/18	52,000	54,990
Banco do Brasil Cayman
8.50%	10/29/49	100,000	117,500	(b,h)
Banco Mercantil del Norte S.A.
6.14%	10/13/16	14,000	14,001	(i)
BanColombia S.A.
6.13%	07/26/20	10,000	10,375
Bank of America Corp.
4.50%	04/01/15	80,000	83,940
5.63%	07/01/20	275,000	290,592
5.75%	12/01/17	25,000	26,729
6.50%	08/01/16	260,000	292,344	(h)
BE Aerospace Inc.
8.50%	07/01/18	10,000	10,900	(h)
Boise Paper Holdings LLC
8.00%	04/01/20	66,000	68,310
Bombardier Inc.
7.75%	03/15/20	124,000	133,920	(b,h)
BP Capital Markets PLC
3.13%	10/01/15	32,000	32,168
4.50%	10/01/20	32,000	32,724
Calpine Corp.
7.25%	10/15/17	25,000	25,437	(b)
Cantor Fitzgerald LP
7.88%	10/15/19	64,000	67,189	(b)
Cargill Inc.
5.20%	01/22/13	162,000	175,582	(b,h)
6.00%	11/27/17	63,000	74,481	(b)
Case New Holland Inc.
7.88%	12/01/17	32,000	34,760	(b)
CBS Corp.
5.75%	04/15/20	116,000	128,842
CCO Holdings LLC
7.88%	04/30/18	32,000	33,200	(b)
8.13%	04/30/20	40,000	42,400	(b)
Cenovus Energy Inc.
6.75%	11/15/39	63,000	76,064
Central American Bank for Economic Integration
5.38%	09/24/14	70,000	75,703	(b)
CFG Investment SAC
9.25%	12/19/13	100,000	105,750	(h)

Chesapeake Energy Corp.
6.63%	08/15/20	70,000	73,150
7.25%	12/15/18	17,000	18,317
Cincinnati Bell Inc.
8.25%	10/15/17	122,000	123,220	(h)
8.75%	03/15/18	80,000	78,000
Citigroup Inc.
5.00%	09/15/14	79,000	82,053
5.13%	05/05/14	102,000	108,605	(h)
5.38%	08/09/20	166,000	171,749
6.13%	11/21/17	33,000	36,048
6.38%	08/12/14	222,000	246,526	(h)
8.50%	05/22/19	111,000	137,234
Clarendon Alumina Production Ltd.
8.50%	11/16/21	155,000	156,550	(b,h)
Community Health Systems Inc.
8.88%	07/15/15	154,000	163,625	(h)
Consolidated Edison Company of New York Inc.
6.65%	04/01/19	74,000	93,054
Consolidated Edison Company of New York Inc. (Series 2008)
5.85%	04/01/18	45,000	53,323
Corp Nacional del Cobre de Chile
5.63%	09/21/35	14,000	15,350	(b)
COX Communications Inc.
6.25%	06/01/18	83,000	95,691	(b)
Credit Suisse First Boston International for CJSC The EXIM of Ukraine
7.65%	09/07/11	100,000	101,250
Crown Castle International Corp.
7.13%	11/01/19	51,000	54,315	(h)
Crown Castle Towers LLC
4.88%	08/15/40	100,000	103,313	(b)
6.11%	01/15/40	66,000	72,912	(b)
CVS Caremark Corp.
3.25%	05/18/15	70,000	73,116
5.75%	06/01/17	38,000	43,608
6.13%	09/15/39	94,000	103,770
DASA Finance Corp.
8.75%	05/29/18	63,000	70,781
Denbury Resources Inc.
8.25%	02/15/20	66,000	72,022
DirecTV Holdings LLC
4.75%	10/01/14	70,000	76,453
5.88%	10/01/19	76,000	86,259
Drummond Company Inc.
9.00%	10/15/14	67,000	70,769	(b)
El Paso Corp.
8.05%	10/15/30	67,000	69,806
European Investment Bank
4.88%	01/17/17	100,000	116,842	(h)
Exelon Corp.
4.90%	06/15/15	100,000	109,603
Exelon Generation Company LLC
6.25%	10/01/39	47,000	50,380
Expedia Inc.
5.95%	08/15/20	67,000	67,754	(b)
Fibria Overseas Finance Ltd.
7.50%	05/04/20	119,000	126,289	(b)

Ford Motor Credit Company LLC
7.00%	04/15/15	80,000	85,486
FPL Group Capital Inc.
2.60%	09/01/15	131,000	131,980
France Telecom S.A.
2.13%	09/16/15	65,000	65,451
Frontier Communications Corp.
8.25%	04/15/17	92,000	100,625
Gannett Company Inc.
6.38%	09/01/15	19,000	18,786	(b)
7.13%	09/01/18	49,000	48,265	(b)
Gaz Capital SA for Gazprom
9.25%	04/23/19	100,000	124,500
Globo Comunicacao e Participacoes S.A.
7.25%	04/26/22	100,000	107,000	(b,h)
Hartford Financial Services Group Inc.
5.50%	03/30/20	122,000	124,076
HCA Inc.
9.25%	11/15/16	148,000	160,210	(h)
Health Management Associates Inc.
6.13%	04/15/16	87,000	87,870
Hess Corp.
5.60%	02/15/41	66,000	68,864
Host Hotels & Resorts LP (REIT)
9.00%	05/15/17	81,000	90,416
HSBC Finance Corp.
5.00%	06/30/15	234,000	254,838
IIRSA Norte Finance Ltd.
8.75%	05/30/24	157,413	181,812	(b,h)
Ingles Markets Inc.
8.88%	05/15/17	140,000	150,850
Intelsat Subsidiary Holding Company S.A.
8.88%	01/15/15	69,000	71,415	(h)
Intergas Finance BV
6.38%	05/14/17	100,000	108,000	(b,h)
Intergen N.V.
9.00%	06/30/17	288,000	304,560	(b,h)
International Paper Co.
7.50%	08/15/21	87,000	104,079	(h)
JP Morgan Chase Capital XXV (Series Y)
6.80%	10/01/37	33,000	33,542	(h)
JPMorgan Chase & Co.
5.13%	09/15/14	40,000	43,857	(h)
JPMorgan Chase Bank NA
5.88%	06/13/16	19,000	21,520	(h)
Kazakhstan Temir Zholy Finance BV
6.50%	05/11/11	100,000	101,500
Korea Development Bank
3.25%	03/09/16	100,000	100,112
Kraft Foods Inc.
5.38%	02/10/20	112,000	125,109	(h)
6.50%	02/09/40	66,000	77,277
Kreditanstalt fuer Wiederaufbau
3.50%	03/10/14	340,000	368,138	(h)
4.13%	10/15/14	132,000	146,255	(h)
4.50%	07/16/18	231,000	265,801	(h)
L-3 Communications Corp.
5.88%	01/15/15	82,000	83,845	(h)

Levi Strauss & Co.
7.63%	05/15/20	100,000	103,750
Lincoln National Corp.
6.25%	02/15/20	34,000	38,036	(h)
8.75%	07/01/19	79,000	101,623	(h)
Lloyds TSB Bank PLC
6.50%	09/14/20	100,000	100,963	(b)
Majapahit Holding BV
7.25%	10/17/11	100,000	105,120	(b,h)
7.75%	10/17/16 - 01/20/20	200,000	237,000	(b,h)
Merrill Lynch & Company Inc.
6.05%	08/15/12	110,000	118,064	(h)
6.88%	04/25/18	110,000	123,387	(h)
Midamerican Energy Holdings Co.
6.13%	04/01/36	115,000	131,565	(h)
Morgan Stanley
5.50%	01/26/20	200,000	205,570	(h)
5.63%	09/23/19	125,000	130,144	(h)
6.00%	04/28/15	67,000	73,662	(h)
Morgan Stanley (Series F)
6.63%	04/01/18	100,000	110,865	(h)
Mylan Inc.
7.88%	07/15/20	90,000	96,412	(b,h)
NAK Naftogaz Ukraine
9.50%	09/30/14	100,000	108,160	(m)
National Agricultural Cooperative Federation
4.25%	01/28/16	100,000	102,933	(b)
5.00%	09/30/14	58,000	62,064	(b)
NET Servicos de Comunicacao S.A.
7.50%	01/27/20	100,000	112,750	(b)
News America Inc.
6.65%	11/15/37	96,000	110,428
Nexen Inc.
6.20%	07/30/19	113,000	132,075
6.40%	05/15/37	156,000	169,992
Nisource Finance Corp.
6.13%	03/01/22	62,000	70,197
NRG Energy Inc.
7.38%	02/01/16	175,000	180,031	(h)
Pacific Gas & Electric Co.
5.80%	03/01/37	105,000	116,607
PacifiCorp
6.25%	10/15/37	2,000	2,423
PAETEC Holding Corp.
8.88%	06/30/17	46,000	48,070
Pemex Finance Ltd.
9.03%	02/15/11	6,500	6,614	(h)
Pemex Project Funding Master Trust
6.63%	06/15/38	20,000	21,539
Petroleos Mexicanos
4.88%	03/15/15	100,000	107,862	(b)
6.00%	03/05/20	30,000	33,150	(b)
6.63%	06/15/35	12,000	13,109	(b)
8.00%	05/03/19	10,000	12,400
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	100,000	102,250
Pioneer Natural Resources Co.
7.50%	01/15/20	58,000	63,823

Plains All American Pipeline LP Corp.
3.95%	09/15/15	68,000	71,330
4.25%	09/01/12	32,000	33,376
Plains Exploration & Production Co.
7.63%	06/01/18	32,000	33,600
Pride International Inc.
6.88%	08/15/20	59,000	64,236
Prudential Financial Inc.
3.63%	09/17/12	31,000	32,216
3.88%	01/14/15	100,000	105,052
7.38%	06/15/19	66,000	80,398
QVC Inc.
7.50%	10/01/19	78,000	81,510	(b)
RailAmerica Inc.
9.25%	07/01/17	76,000	83,315
Republic Services Inc.
5.25%	11/15/21	64,000	70,712
5.50%	09/15/19	44,000	49,566
Reynolds Group Issuer Inc.
7.75%	10/15/16	167,000	169,922	(b)
Roche Holdings Inc.
6.00%	03/01/19	76,000	92,071	(b)
Rockies Express Pipeline LLC
5.63%	04/15/20	192,000	193,049	(b)
RR Donnelley & Sons Co.
7.63%	06/15/20	68,000	70,946
RSHB Capital SA for OJSC Russian Agricultural Bank
6.30%	05/15/17	100,000	104,250	(b)
Sabine Pass LNG LP
7.25%	11/30/13	105,000	101,325
Solutia Inc.
7.88%	03/15/20	66,000	70,537
Southern Copper Corp.
6.75%	04/16/40	15,000	16,377
7.50%	07/27/35	100,000	115,951
Spirit Aerosystems Inc.
7.50%	10/01/17	37,000	38,202
Telecom Italia Capital S.A.
6.00%	09/30/34	74,000	69,808
7.18%	06/18/19	68,000	79,811
Telefonica Emisiones SAU
3.73%	04/27/15	76,000	79,477
Teva Pharmaceutical Finance II BV
3.00%	06/15/15	132,000	138,084
Textron Inc.
6.20%	03/15/15	97,000	107,887
The AES Corp.
8.00%	10/15/17 - 06/01/20	121,000	130,955
The Dow Chemical Co.
5.90%	02/15/15	64,000	71,365
The Goldman Sachs Group Inc.
3.70%	08/01/15	132,000	135,051
5.38%	03/15/20	282,000	297,231
6.75%	10/01/37	32,000	33,262
The Kroger Co.
6.15%	01/15/20	98,000	116,449	(h)
The Potomac Edison Co.
5.35%	11/15/14	95,000	104,899	(h)

The Williams Companies Inc.
7.88%	09/01/21	71,000	86,208
Time Warner Cable Inc.
5.00%	02/01/20	76,000	81,391
6.75%	07/01/18	58,000	69,173
7.50%	04/01/14	31,000	36,538
Time Warner Inc.
5.88%	11/15/16	83,000	96,649
6.20%	03/15/40	68,000	74,079
TNK-BP Finance S.A.
7.25%	02/02/20	15,000	16,369	(b)
UPC Germany GmbH
8.13%	12/01/17	100,000	104,000	(b)
USB Capital XIII Trust
6.63%	12/15/39	98,000	100,229
Valero Energy Corp.
6.13%	02/01/20	132,000	143,867	(h)
Verizon Communications Inc.
6.35%	04/01/19	30,000	36,609
6.40%	02/15/38	70,000	80,960
6.90%	04/15/38	76,000	92,390
Virgin Media Finance PLC
8.38%	10/15/19	100,000	109,750	(h)
WEA Finance LLC
6.75%	09/02/19	131,000	155,210	(b,h)
7.50%	06/02/14	100,000	116,392	(b,h)
Weatherford International Limited Bermuda
6.75%	09/15/40	113,000	117,777
Williams Partners LP
5.25%	03/15/20	56,000	60,876
6.30%	04/15/40	99,000	109,134
Windstream Corp.
7.88%	11/01/17	176,000	183,480	(h)
Woodside Finance Ltd.
4.50%	11/10/14	165,000	177,060	(b,h)
Wyeth
5.50%	03/15/13	108,000	119,557	(h)
Wynn Las Vegas LLC
7.88%	05/01/20	90,000	95,512
XL Capital Ltd.
5.25%	09/15/14	142,000	151,317	(h)
Xstrata Finance Canada Ltd.
5.80%	11/15/16	62,873	69,465	(b,h)
			19,603,140

Non-Agency Collateralized Mortgage Obligations—7.7%
Banc of America Commercial Mortgage Inc.
5.93%	02/10/51	150,000	161,338
Banc of America Commercial Mortgage Inc. (Class A)
5.49%	02/10/51	131,250	137,413	(h)
Banc of America Commercial Mortgage Inc. (Class A4)
5.63%	07/10/46	16,000	17,320	(h)
Banc of America Commercial Mortgage Inc. (Class AJ)
11.12%	07/10/46	30,000	23,250	(d,i)
Banc of America Commercial Mortgage Inc. (Class C)
5.88%	04/10/49	100,000	17,061	(h,i,o)
Banc of America Funding Corp. (Class B1)
5.43%	03/20/36	68,727	2,054	(h,i,o)

Banc of America Mortgage Securities Inc. (Class B1)
5.08%	01/25/36	48,965	4,261	(h,i,o)
Banc of America Mortgage Securities Inc. (Class B2)
5.08%	01/25/36	24,496	216	(h,i,o)
Bear Stearns Commercial Mortgage Securities (Class A2)
5.68%	04/12/38	15,890	16,051	(i)
Bear Stearns Commercial Mortgage Securities (Class A4)
5.47%	01/12/45	100,000	109,444
5.69%	06/11/50	295,000	318,451	(h,i)
Bear Stearns Commercial Mortgage Securities (Class AJ)
5.62%	03/11/39	50,000	44,651	(i)
5.91%	06/11/40	60,000	41,611	(i)
Bear Stearns Commercial Mortgage Securities (Class AM)
5.92%	06/11/50	80,000	74,448	(i)
Bear Stearns Commercial Mortgage Securities (Series 2007) (Class D)
6.17%	09/11/42	20,000	7,276	(h,i,o)
Citigroup Commercial Mortgage Trust (Class AJ)
5.92%	03/15/49	50,000	42,996	(i)
Citigroup Commercial Mortgage Trust (Series 2006) (Class AJ)
5.48%	10/15/49	60,000	48,401
Commercial Mortgage Pass Through Certificates (Class AM)
5.99%	06/10/46	70,000	69,727	(i)
Credit Suisse First Boston Mortgage Securities Corp. (Class CB1)
5.33%	10/25/35	72,039	4,206	(h,i,o)
Credit Suisse Mortgage Capital Certificates (Class A3)
5.47%	09/15/39	217,000	228,371	(h)
Credit Suisse Mortgage Capital Certificates (Class C)
5.73%	02/15/39	150,000	95,364	(h)
Credit Suisse Mortgage Capital Certificates (Class CB1)
5.64%	02/25/36	37,782	2,316	(h,i,o)
Greenwich Capital Commercial Funding Corp.
6.08%	07/10/38	240,000	262,959	(i)
Greenwich Capital Commercial Funding Corp. (Class A2)
5.60%	12/10/49	50,000	52,889
Indymac INDA Mortgage Loan Trust (Class B1)
5.11%	01/25/36	99,142	3,238	(h,i,o)
Indymac INDA Mortgage Loan Trust (Class B2)
5.11%	01/25/36	54,232	390	(h,i,o)
JP Morgan Chase Commercial Mortgage Securities Corp.
6.06%	04/15/45	70,000	69,596	(h)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class A4)
5.34%	08/12/37	150,000	163,841	(h,i)
5.44%	06/12/47	160,000	167,710	(h)
5.79%	02/12/51	160,000	172,146	(h,i)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class AM)
6.10%	02/12/51	120,000	110,502	(h,i)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class F)
6.40%	02/12/51	40,000	9,962	(h,i,o)
LB-UBS Commercial Mortgage Trust (Class A4)
5.16%	02/15/31	70,000	76,138	(h)
5.66%	03/15/39	250,000	270,632	(h,i)
LB-UBS Commercial Mortgage Trust (Class AJ)
6.32%	04/15/41	30,000	21,317	(h,i)
LB-UBS Commercial Mortgage Trust (Series 2001) (Class B)
6.65%	07/14/16	34,000	34,407	(h,o)
MASTR Alternative Loans Trust (Series 2003) (Class 15X)
5.00%	08/25/18	92,723	11,113	(g,h,o,p)

Merrill Lynch Mortgage Trust (Class AJ)
5.84%	05/12/39	25,000	21,400	(i)
Merrill Lynch Mortgage Trust (Series 2006) (Class B)
5.84%	05/12/39	70,000	38,228	(h)
Morgan Stanley Capital I
5.94%	10/15/42	76,000	46,810	(h)
Morgan Stanley Capital I (Class A3)
5.71%	07/12/44	100,000	106,881	(h)
Morgan Stanley Capital I (Class A4)
5.81%	12/12/49	210,000	222,311	(h)
5.98%	08/12/41	30,000	33,581	(i)
Morgan Stanley Capital I (Class AJ)
5.39%	11/12/41	280,000	197,878	(h,i)
5.94%	10/15/42	25,000	22,414	(i)
Morgan Stanley Capital I (Class AM)
6.31%	12/12/49	60,000	57,158	(i)
6.46%	01/11/43	70,000	71,334	(h)
Morgan Stanley Capital I (Class B)
5.94%	10/15/42	50,000	32,880	(h)
Morgan Stanley Capital I (Series 2006) (Class A2)
5.28%	12/15/43	102,000	104,788	(h)
OBP Depositor LLC Trust
4.65%	07/15/45	50,000	54,083	(b)
Puma Finance Ltd. (Class A)
5.74%	10/11/34	46,167	44,273	(d,h,i)
Residential Funding Mortgage Securities I (Class M1)
5.75%	01/25/36	95,134	7,149	(h,o)
Residential Funding Mortgage Securities I (Class M2)
5.75%**	01/25/36	31,548	—	(h,o)
Vornado DP LLC
6.36%	09/13/28	30,000	30,873	(b)
Wachovia Bank Commercial Mortgage Trust (Class A3)
5.25%	12/15/43	120,000	121,881	(h)
Wachovia Bank Commercial Mortgage Trust (Class AJ)
5.52%	01/15/45	90,000	79,682	(h,i)
5.92%	05/15/43	70,000	59,007	(i)
Wachovia Bank Commercial Mortgage Trust (Class AM)
5.47%	01/15/45	70,000	65,410	(h,i)
Wachovia Bank Commercial Mortgage Trust (Series 2006) (Class AJ)
6.19%	06/15/45	30,000	22,574	(h,i)
WAMU Commercial Mortgage Securities Trust (Series 2005) (Class AJ)
5.19%	05/25/36	70,000	70,983	(b,h)
Wells Fargo Mortgage Backed Securities Trust (Class B1)
5.50%	01/25/36	149,990	18,981	(h,o)
			4,423,625

Sovereign Bonds—1.3%
Government of Belize
6.00%	02/20/29	27,100	23,577	(j)
Government of Brazil
8.00%	01/15/18	19,167	22,914
8.25%	01/20/34	26,000	37,830
Government of Costa Rica
10.00%	08/01/20	25,000	35,475	(b)
Government of El Salvador
7.65%	06/15/35	20,000	21,750	(b)
Government of Grenada
2.50%	09/15/25	13,000	6,760	(b,h,j)

Government of Lebanon
6.38%	03/09/20	42,000	43,575
Government of Panama
6.70%	01/26/36	56,000	68,740
Government of Peruvian
6.55%	03/14/37	41,000	49,712
Government of Poland
6.38%	07/15/19	7,000	8,247
Government of Turkey
5.63%	03/30/21	100,000	109,000
Government of Uruguay
6.88%	09/28/25	20,114	24,187
Government of Venezuela
1.51%	04/20/11	13,000	12,545	(i)
10.75%	09/19/13	34,000	32,045
Government of Vietnam
1.30%	03/12/16	5,739	5,104	(i)
Republic of Dominican
9.50%	09/27/11	25,031	26,095
Russian Foreign Bond-Eurobond
5.00%	04/29/20	100,000	104,200	(b)
7.50%	03/31/30	46,587	55,634	(j)
United Mexican States
5.13%	01/15/20	20,000	22,350
6.05%	01/11/40	50,000	57,250
			766,990

Municipal Bonds and Notes—0.5%
American Municipal Power-Ohio Inc.
6.05%	02/15/43	50,000	51,173
Municipal Electric Authority of Georgia
6.64%	04/01/57	103,000	110,744	(h)
New Jersey State Turnpike Authority
7.41%	01/01/40	110,000	136,571
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15,000	15,925
			314,413

Total Bonds and Notes			53,411,328
(Cost $52,018,799)

Preferred Stock—0.1%		Number of Shares
Citigroup Capital XIII		2,275	56,875	(i)
(Cost $56,875)

Other Investments—0.4%
GEI Investment Fund			249,718	(k)
(Cost $274,415)

Total Investments in Securities			53,717,921
(Cost $52,350,089)

Short-Term Investments—16.5%

Short-Term Investments—14.8%
GE Money Market Fund Institutional Class
0.03%			8,514,579	(d,k)
		Principal Amount
U.S. Treasuries—1.7%
U.S. Treasury Bill
0.11%	10/21/10	$1,000,000	999,933	(d)

Total Short-Term Investments			9,514,512
(Cost $9,514,512)

Total Investments			63,232,433
(Cost $61,864,601)

Liabilities in Excess of Other Assets, net—(9.6)%			(5,521,427)

NET ASSETS—100.0%			$57,711,006

Other Information

The Fund had the following long futures contracts open at September 30,2010 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
2 Yr. U.S. Treasury Notes Futures	December 2010	30	$6,584,531	$8,964
5 Yr. U.S. Treasury Notes Futures	December 2010	25	3,021,680	31,580

The Fund had the following short futures contracts open at September 30, 2010 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
Ultra Long U.S. Treasury Bond Futures	December 2010	7	$(988,969)	$8,207
10 Yr. U.S. Treasury Notes Futures	December 2010	86	(10,840,031)	(108,940)

				$(60,189)

GEI Total Return Fund

Schedule of Investments—September 30, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

	Number of Shares	Value
Domestic Equity—35.1% †
Advertising—0.5%
Arbitron Inc.	24,500	$685,265
Omnicom Group Inc.	350,323	13,830,752
		14,516,017

Aerospace & Defense—0.7%
Alliant Techsystems Inc.	50,648	3,818,859	(a)
Hexcel Corp.	270,297	4,808,583	(a)
Honeywell International Inc.	176,833	7,770,042
ITT Corp.	16,638	779,158
Rockwell Collins Inc.	20,880	1,216,260
Teledyne Technologies Inc.	16,000	637,120	(a)
		19,030,022

Agricultural Products—0.1%
Archer-Daniels-Midland Co.	89,804	2,866,544

Air Freight & Logistics—0.0%*
UTi Worldwide Inc.	70,329	1,130,890

Apparel Retail—0.1%
Aeropostale Inc.	17,200	399,900	(a)
American Eagle Outfitters Inc.	12,100	181,016
The Buckle Inc.	18,800	498,952
Urban Outfitters Inc.	64,529	2,028,792	(a)
		3,108,660

Apparel, Accessories & Luxury Goods—0.2%
Coach Inc.	102,621	4,408,598

Application Software—0.4%
ACI Worldwide Inc.	9,100	203,749	(a)
Blackbaud Inc.	29,600	711,584
Blackboard Inc.	63,456	2,286,954	(a)
Citrix Systems Inc.	72,848	4,971,148	(a)
Parametric Technology Corp.	37,700	736,658	(a)
Solera Holdings Inc.	3,800	167,808
SS&C Technologies Holdings Inc.	9,100	143,780	(a)
		9,221,681

Asset Management & Custody Banks—1.2%
Affiliated Managers Group Inc.	58,969	4,600,172	(a)
Ameriprise Financial Inc.	89,796	4,250,045
Invesco Ltd.	248,245	5,270,241
State Street Corp.	409,427	15,419,021	(e)
The Bank of New York Mellon Corp.	139,690	3,650,100
		33,189,579

Automotive Retail—0.2%
O’Reilly Automotive Inc.	76,695	4,080,174	(a)

Biotechnology—1.7%
Alexion Pharmaceuticals Inc.	39,051	2,513,322	(a)
Amgen Inc.	385,647	21,253,006	(a,h)
Cubist Pharmaceuticals Inc.	6,000	140,340	(a)
Gilead Sciences Inc.	424,496	15,116,303	(a)
Human Genome Sciences Inc.	80,985	2,412,543	(a)
Incyte Corp Ltd.	112,436	1,797,852	(a)
Vertex Pharmaceuticals Inc.	78,735	2,721,869	(a)
		45,955,235

Brewers—0.0%*
Molson Coors Brewing Co.	22,453	1,060,231

Broadcasting—0.1%
Discovery Communications Inc.	28,787	1,253,674	(a)
Discovery Communications Inc.	48,254	1,842,820	(a)
		3,096,494

Cable & Satellite—0.7%
DIRECTV	244,851	10,193,147	(a)
Liberty Global Inc.	235,029	7,182,486	(a)
		17,375,633

Casinos & Gaming—0.1%
Penn National Gaming Inc.	113,367	3,356,797	(a)

Coal & Consumable Fuels—0.1%
Peabody Energy Corp.	68,124	3,338,757

Communications Equipment—1.6%
Cisco Systems Inc.	807,837	17,691,631	(a,h)
CommScope Inc.	19,900	472,426	(a)
Juniper Networks Inc.	137,240	4,165,234	(a)
QUALCOMM Inc.	463,629	20,918,940
		43,248,231

Computer Hardware—0.8%
Apple Inc.	62,089	17,617,754	(a)
Hewlett-Packard Co.	58,230	2,449,736
		20,067,490

Computer Storage & Peripherals—0.2%
Synaptics Inc.	142,963	4,022,979	(a)

Construction & Engineering—0.0%*
Quanta Services Inc.	5,700	108,756	(a)

Construction & Farm Machinery & Heavy Trucks—0.3%
Cummins Inc.	32,077	2,905,535
Deere & Co.	54,288	3,788,217
		6,693,752

Data Processing & Outsourced Services—0.9%
Global Cash Access Holdings Inc.	44,100	179,928	(a)
The Western Union Co.	634,912	11,218,895
VeriFone Holdings Inc.	17,300	537,511	(a)
Visa Inc.	146,657	10,890,749
		22,827,083

Department Stores—0.1%
Macy’s Inc.	63,997	1,477,691

Distributors—0.0%*
LKQ Corp.	41,800	869,440	(a)

Diversified Banks—0.2%
US Bancorp	49,902	1,078,881
Wells Fargo & Co.	195,333	4,908,718
		5,987,599

Diversified Metals & Mining—0.1%
Compass Minerals International Inc.	6,700	513,354
Freeport-McMoRan Copper & Gold Inc.	26,449	2,258,480
		2,771,834

Diversified Real Estate Activities—0.0%*
Coresite Realty Corp. (REIT)	14,090	230,935	(a)

Diversified REIT’s—0.1%
Colonial Properties Trust	12,110	196,061
Vornado Realty Trust	20,850	1,783,301
		1,979,362

Diversified Support Services—0.2%
Healthcare Services Group Inc.	12,700	289,433
Iron Mountain Inc.	190,870	4,264,036
		4,553,469

Education Services—0.0%*
Lincoln Educational Services Corp.	5,300	76,373	(a)

Electric Utilities—0.7%
Edison International	37,439	1,287,527
Entergy Corp.	37,412	2,863,140
IDACORP Inc.	18,400	660,928
ITC Holdings Corp.	133,589	8,315,915
NextEra Energy Inc	33,252	1,808,576
Northeast Utilities	126,836	3,750,541
		18,686,627

Electrical Components & Equipment—0.2%
Baldor Electric Co.	15,500	626,200
Cooper Industries PLC	58,155	2,845,524
Woodward Governor Co.	11,800	382,556
		3,854,280

Electronic Components—0.1%
Corning Inc.	108,087	1,975,830

Environmental & Facilities Services—0.1%
Stericycle Inc.	23,709	1,647,301	(a)

Fertilizers & Agricultural Chemicals—0.4%
Intrepid Potash Inc.	88,662	2,311,418	(a)
Monsanto Co.	187,816	9,002,021
		11,313,439

Footwear—0.0%*
Deckers Outdoor Corp.	15,200	759,392	(a)

General Merchandise Stores—0.4%
Dollar General Corp.	80,680	2,359,890	(a)
Target Corp.	146,604	7,834,517
		10,194,407

Healthcare Distributors—0.1%
Cardinal Health Inc.	59,871	1,978,138
Owens & Minor Inc.	23,000	654,580
		2,632,718

Healthcare Equipment—1.1%
Becton Dickinson and Co.	14,144	1,048,070
Covidien PLC	226,440	9,100,623
Gen-Probe Inc.	48,726	2,361,262	(a)
Hospira Inc.	80,496	4,589,077	(a)
Masimo Corp.	158,200	4,320,442
ResMed Inc.	240,814	7,901,107	(a)
		29,320,581

Healthcare Facilities—0.0%*
Sun Healthcare Group Inc.	18,600	157,542	(a)

Healthcare Services—0.9%
Bio-Reference Laboratories Inc.	35,100	732,186	(a)
Catalyst Health Solutions Inc.	93,072	3,277,065	(a)
Express Scripts Inc.	318,014	15,487,282	(a)
HMS Holdings Corp.	5,700	335,958	(a)
Mednax Inc.	13,100	698,230	(a)
Omnicare Inc.	112,238	2,680,243
		23,210,964

Healthcare Supplies—0.0%*
Medical Action Industries Inc.	9,300	84,165	(a)

Healthcare Technology—0.1%
Computer Programs & Systems Inc.	2,200	93,654
MedAssets Inc.	106,593	2,242,717	(a)
		2,336,371

Heavy Electrical Equipment—0.0%*
Babcock & Wilcox Co.	49,933	1,062,574	(a)

Home Entertainment Software—0.1%
Activision Blizzard Inc.	338,512	3,662,700

Home Improvement Retail—0.5%
Lowe’s Companies Inc.	594,972	13,261,925

Home Building—0.1%
MDC Holdings Inc.	44,628	1,295,551

Home Furnishing Retail—0.2%
Aaron’s Inc.	32,800	605,160
Bed Bath & Beyond Inc.	129,224	5,609,614	(a,h)
		6,214,774

Hotels, Resorts & Cruise Lines—0.2%
Carnival Corp.	141,365	5,401,557
Hyatt Hotels Corp.	3,660	136,847	(a)
Marriott International Inc.	28,094	1,006,608
		6,545,012

Household Products—0.4%
Clorox Co.	76,846	5,130,239
The Procter & Gamble Co.	108,102	6,482,877
		11,613,116

Housewares & Specialties—0.0%*
Jarden Corp.	27,100	843,623

Independent Power Producers & Energy Traders—0.0%*
Calpine Corp.	69,842	869,533	(a)

Industrial Gases—0.5%
Praxair Inc.	146,744	13,245,114

Industrial Machinery—0.2%
Eaton Corp.	14,148	1,167,069
Harsco Corp.	154,472	3,796,922
Mueller Industries Inc.	7,900	209,271
		5,173,262

Industrial REIT’s—0.1%
AMB Property Corp.	18,670	494,195
ProLogis	91,350	1,076,103
		1,570,298

Integrated Oil & Gas—0.8%
Chevron Corp.	79,820	6,469,411
Exxon Mobil Corp.	174,218	10,764,930	(h)
Marathon Oil Corp.	99,791	3,303,082
Occidental Petroleum Corp.	10,819	847,128
		21,384,551

Integrated Telecommunication Services—0.3%
AT&T Inc.	185,404	5,302,554
Verizon Communications Inc.	74,829	2,438,677
		7,741,231

Internet Software & Services—0.6%
Art Technology Group Inc.	65,900	272,167	(a)
Equinix Inc.	28,275	2,893,946	(a)
Google Inc.	19,649	10,331,248	(a)
MercadoLibre Inc.	45,599	3,291,336	(a)
		16,788,697

Investment Banking & Brokerage—0.7%
GFI Group Inc.	47,900	222,256
Morgan Stanley	61,248	1,511,601
Raymond James Financial Inc.	27,900	706,707
The Goldman Sachs Group Inc.	113,584	16,421,975
		18,862,539

IT Consulting & Other Services—0.4%
Cognizant Technology Solutions Corp.	11,238	724,514	(a)
International Business Machines Corp.	64,729	8,682,748
SRA International Inc.	7,600	149,872	(a)
		9,557,134

Life & Health Insurance—0.6%
Aflac Inc.	111,977	5,790,331
MetLife Inc.	59,007	2,268,819
Principal Financial Group Inc.	99,775	2,586,168
Prudential Financial Inc.	83,143	4,504,688
		15,150,006

Life Sciences Tools & Services—0.8%
Bruker Corp.	42,800	600,484	(a)
Covance Inc.	72,507	3,392,603	(a)
Illumina Inc.	86,099	4,236,071	(a)
Life Technologies Corp.	85,062	3,971,544	(a)
Mettler-Toledo International Inc.	30,945	3,850,796	(a)
Thermo Fisher Scientific Inc.	131,084	6,276,302	(a)
		22,327,800

Managed Healthcare—0.0%*
Molina Healthcare Inc.	20,000	539,800	(a)

Movies & Entertainment—0.6%
News Corp.	249,368	3,256,746
Regal Entertainment Group	216,837	2,844,901
The Walt Disney Co.	99,781	3,303,749
Time Warner Inc.	215,318	6,599,497
		16,004,893

Multi-Line Insurance—0.2%
HCC Insurance Holdings Inc.	254,598	6,642,462

Multi-Utilities—0.1%
Dominion Resources Inc.	83,157	3,630,635

Office Electronics—0.0%*
Zebra Technologies Corp.	8,300	279,212	(a)

Office REIT’s—0.4%
Alexandria Real Estate Equities Inc.	5,460	382,200
BioMed Realty Trust Inc.	43,450	778,624
Boston Properties Inc.	12,530	1,041,494
Brandywine Realty Trust	23,190	284,077
CommonWealth	19,430	497,408
Digital Realty Trust Inc.	21,370	1,318,529
Douglas Emmett Inc.	140,239	2,455,585
Duke Realty Corp.	40,870	473,683
Government Properties Income Trust	11,370	303,579
Kilroy Realty Corp.	10,960	363,214
Parkway Properties Inc.	11,810	174,788
SL Green Realty Corp.	41,117	2,603,940
		10,677,121

Office Services & Supplies—0.0%*
Herman Miller Inc.	6,600	129,888

Oil & Gas Drilling—0.0%*
Pioneer Drilling Co.	17,200	109,736	(a)

Oil & Gas Equipment & Services—1.1%
Dresser-Rand Group Inc.	91,174	3,363,409	(a)
Dril-Quip Inc.	9,700	602,467	(a)
Halliburton Co.	24,951	825,130
McDermott International Inc.	99,866	1,476,019	(a)
National Oilwell Varco Inc.	29,930	1,330,987
Oil States International Inc.	15,900	740,145	(a)
Schlumberger Ltd.	288,259	17,759,637
Weatherford International Ltd.	243,241	4,159,421	(a)
		30,257,215

Oil & Gas Exploration & Production—0.9%
Apache Corp.	74,770	7,309,515
Devon Energy Corp.	43,848	2,838,720
EQT Corp.	69,249	2,497,119
GMX Resources Inc.	22,400	108,864	(a)
Petrohawk Energy Corp.	183,617	2,963,578	(a)
Pioneer Natural Resources Co.	41,840	2,720,855
Range Resources Corp.	61,393	2,340,915
SM Energy Co.	16,300	610,598
Southwestern Energy Co.	47,497	1,588,300	(a)
		22,978,464

Oil & Gas Storage & Transportation—0.2%
El Paso Corp.	308,744	3,822,251
Spectra Energy Corp.	54,023	1,218,219
		5,040,470

Other Diversified Financial Services—0.6%
Bank of America Corp.	619,669	8,123,860
JPMorgan Chase & Co.	235,757	8,975,269
		17,099,129

Packaged Foods & Meats—0.5%
Kraft Foods Inc.	234,559	7,238,490
McCormick & Company Inc.	92,846	3,903,246
Mead Johnson Nutrition Co.	44,561	2,535,967
Smithfield Foods Inc.	7,800	131,274	(a)
		13,808,977

Paper Packaging—0.0%*
Packaging Corporation of America	29,300	678,881

Personal Products—0.2%
Alberto-Culver Co.	64,462	2,426,994
Avon Products Inc.	85,403	2,742,290
		5,169,284

Pharmaceuticals—0.5%
Abbott Laboratories	17,400	908,976
Bristol-Myers Squibb Co.	103,954	2,818,193
Johnson & Johnson	100,609	6,233,734
Pfizer Inc.	174,001	2,987,597
		12,948,500

Property & Casualty Insurance—0.3%
ACE Ltd.	127,750	7,441,437

Publishing—0.0%*
John Wiley & Sons Inc.	5,000	204,300

Railroads—0.2%
Genesee & Wyoming Inc.	17,200	746,308	(a)
Union Pacific Corp.	44,544	3,643,699
		4,390,007

Real Estate Operating Companies—0.0%*
Hudson Pacific Properties Inc. (REIT)	15,720	257,336

Real Estate Services—0.4%
CB Richard Ellis Group Inc.	520,212	9,509,475	(a,h)

Regional Banks—0.2%
Cullen Bankers Inc.	9,900	533,313
Fulton Financial Corp.	18,000	163,080
Prosperity Bancshares Inc.	13,500	438,345
Regions Financial Corp.	248,243	1,804,727
SunTrust Banks Inc.	60,669	1,567,080
SVB Financial Group	11,200	473,984	(a)
Westamerica Bancorporation	7,300	397,777
Zions Bancorporation	41,653	889,708
		6,268,014

Reinsurance—0.1%
PartnerRe Ltd.	32,420	2,599,436

Research & Consulting Services—0.1%
IHS Inc.	57,985	3,942,980	(a)

Residential REIT’s—0.2%
American Campus Communities Inc.	6,170	187,815
Apartment Investment & Management Co.	13,190	282,002
Camden Property Trust	14,810	710,436
Equity Lifestyle Properties Inc.	5,260	286,565
Equity Residential	38,770	1,844,289
Essex Property Trust Inc.	6,810	745,286
UDR Inc.	25,960	548,275
		4,604,668

Restaurants—0.0%*
Cracker Barrel Old Country Store Inc.	15,600	791,856
Wendy’s Group Inc.	36,000	163,080
		954,936

Retail REIT’s—0.2%
Acadia Realty Trust	11,090	210,710
CBL & Associates Properties Inc.	23,750	310,175
Federal Realty Investment Trust	4,610	376,453
Kimco Realty Corp.	68,660	1,081,395
Simon Property Group Inc.	22,540	2,090,360
Taubman Centers Inc.	10,790	481,342
The Macerich Co.	25,110	1,078,474
Weingarten Realty Investors	41,020	895,056
		6,523,965

Security & Alarm Services—0.4%
Corrections Corporation of America	418,730	10,334,256	(a)

Semiconductor Equipment—0.2%
KLA-Tencor Corp.	98,904	3,484,388
Rudolph Technologies Inc.	59,100	491,121	(a)
Varian Semiconductor Equipment Associates Inc.	8,700	250,386	(a)
		4,225,895

Semiconductors—0.9%
Hittite Microwave Corp.	80,535	3,837,493	(a)
Intel Corp.	522,130	10,040,560	(h)
Marvell Technology Group Ltd.	248,557	4,352,233	(a)
Microchip Technology Inc.	38,280	1,203,906
Microsemi Corp.	30,300	519,645	(a)
Semtech Corp.	22,800	460,332	(a)
Texas Instruments Inc.	118,071	3,204,447
		23,618,616

Soft Drinks—1.0%
Coca-Cola Enterprises Inc.	118,546	3,674,926	(a)
PepsiCo Inc.	334,397	22,217,336
		25,892,262

Specialized Consumer Services—0.0%*
Matthews International Corp.	2,800	99,008

Specialized Finance—0.7%
CBOE Holdings Inc.	90,868	1,820,995
CME Group Inc.	55,341	14,413,563
MSCI Inc.	60,738	2,017,109	(a)
		18,251,667

Specialized REIT’s—0.3%
Chesapeake Lodging Trust	4,800	78,528
Cogdell Spencer Inc.	21,150	133,668
HCP Inc.	22,320	803,074
Healthcare Inc.	20,260	959,108
Hospitality Properties Trust	11,560	258,135
Host Hotels & Resorts Inc.	47,640	689,827
LaSalle Hotel Properties	15,070	352,487
Nationwide Health Properties Inc.	17,310	669,378
Omega Healthcare Investors Inc.	27,800	624,110
Pebblebrook Hotel Trust	19,470	350,655	(a)
Public Storage	12,220	1,185,829
Senior Housing Properties Trust	11,590	272,365
Sunstone Hotel Investors Inc.	23,170	210,152	(a)
U-Store-It Trust	20,070	167,585
Ventas Inc.	13,210	681,240
		7,436,141

Specialty Chemicals—0.0%*
Sensient Technologies Corp.	15,700	478,693

Steel—0.5%
Allegheny Technologies Inc.	261,740	12,157,823
Commercial Metals Co.	35,700	517,293
Steel Dynamics Inc.	142,255	2,007,218
		14,682,334

Systems Software—1.5%
ArcSight Inc.	58,271	2,538,285	(a)
MICROS Systems Inc.	16,700	706,911	(a)
Microsoft Corp.	941,686	23,061,890	(h)
Oracle Corp.	202,858	5,446,737
Rovi Corp.	188,693	9,512,014	(a)
		41,265,837

Thrifts & Mortgage Finance—0.1%
People’s United Financial Inc.	230,395	3,015,871

Tobacco—0.1%
Philip Morris International Inc.	48,237	2,702,237

Trading Companies & Distributors—0.1%
Applied Industrial Technologies Inc.	15,300	468,180
MSC Industrial Direct Co.	47,794	2,582,788
		3,050,968

Trucking—0.0%*
Old Dominion Freight Line Inc.	22,550	573,221	(a)

Wireless Telecommunication Services—1.1%
American Tower Corp.	121,964	6,251,874	(a)
Crown Castle International Corp.	15,420	680,793	(a)
NII Holdings Inc.	504,949	20,753,403	(a)
Syniverse Holdings Inc.	124,530	2,823,095	(a)
		30,509,165

Total Domestic Equity		942,820,755
(Cost $878,828,846)

Foreign Equity—26.3%

Common Stock—25.6%

Aerospace & Defense—0.6%
CAE Inc.	543,829	5,629,930
European Aeronautic Defence and Space Company N.V.	201,349	5,028,963
Safran S.A.	144,695	4,073,228
		14,732,121

Agricultural Products—0.1%
China Agri-Industries Holdings Ltd.	461,274	653,598
Cosan SA Industria e Comercio	69,540	1,031,894	(a)
Global Bio-Chem Technology Group Company Ltd.	2,119,096	338,479
IOI Corporation Bhd	227,848	403,735
		2,427,706

Apparel Retail—0.1%
Esprit Holdings Ltd.	479,976	2,599,829

Apparel, Accessories & Luxury Goods—0.2%
Adidas AG	83,910	5,201,897
Ports Design Ltd.	262,988	726,645
		5,928,542

Application Software—0.4%
Autonomy Corporation PLC	176,746	5,049,504	(a)
SAP AG	95,675	4,739,386
		9,788,890

Asset Management & Custody Banks—0.0%*
Mirae Asset Securities Company Ltd.	13,069	685,399

Automobile Manufacturers—0.8%
Daimler AG	115,010	7,294,765
Maruti Suzuki India Ltd.	17,626	564,848	(a)
Suzuki Motor Corp.	421,995	8,870,280
Toyota Motor Corp.	149,065	5,349,496
		22,079,389

Brewers—0.0%*
Anadolu Efes Biracilik Ve Malt Sanayii AS	42,447	663,211

Broadcasting—0.1%
Grupo Televisa S.A. ADR	29,498	558,102
Zee Entertainment Enterprises Ltd.	90,069	605,538	(a)
		1,163,640

Building Products—0.2%
Daikin Industries Ltd.	108,000	4,059,373

Coal & Consumable Fuels—0.1%
Paladin Energy Ltd.	979,880	3,406,080	(a)

Communications Equipment—0.7%
HTC Corp.	54,115	1,228,095
Nokia Oyj	197,333	1,985,472	(a)
Research In Motion Ltd.	116,784	5,686,213	(a)
Research In Motion Ltd.	108,256	5,286,958	(a)
Telefonaktiebolaget LM Ericsson	457,825	5,033,623
ZTE Corp.	126,853	504,915
		19,725,276

Computer & Electronics Retail—0.1%
Yamada Denki Company Ltd.	41,096	2,548,208

Computer Hardware—0.0%*
Pegatron Corp.	1,155	1,510	(a)

Construction & Engineering—0.4%
China State Construction International Holdings Ltd.	1,091,790	658,179
Doosan Heavy Industries and Construction Company Ltd.	16,276	1,211,868
Empresas ICA SAB de C.V.	32,198	78,624	(a)
Larsen & Toubro Ltd.	106,928	4,882,375	(a)
Murray & Roberts Holdings Ltd.	132,957	855,967
Vinci S.A.	78,908	3,961,058
		11,648,071

Construction & Farm Machinery & Heavy Trucks—0.2%
China South Locomotive and Rolling Stock Corp.	5,126,168	4,866,532

Construction Materials—0.1%
CRH PLC	209,363	3,435,587

Consumer Electronics—0.0%*
LG Electronics Inc.	10,640	896,737

Distillers & Vintners—0.1%
Diageo PLC	83,638	1,444,493

Diversified Banks—3.2%
Axis Bank Ltd.	34,316	1,169,692	(a)
Banco Santander Brasil S.A.	592,600	7,975,021
Banco Santander S.A.	938,190	11,933,379	(a)
Bank of China Ltd.	1,511,000	796,062
BNP Paribas	181,494	12,926,461
Credit Agricole S.A.	275,436	4,311,132
Grupo Financiero Banorte SAB de C.V.	156,376	596,493	(a)
Halyk Savings Bank of Kazakhstan JSC	41,361	355,291	(a)
HSBC Holdings PLC	1,343,288	13,653,065
Industrial & Commercial Bank of China	1,325,576	986,942
Kasikornbank PCL	281,247	1,149,082
KB Financial Group Inc.	73,251	3,147,818
Korea Exchange Bank	59,060	714,780
Lloyds Banking Group PLC	7,768,336	9,073,288
Metropolitan Bank & Trust	625,479	996,975
Mitsubishi UFJ Financial Group Inc.	1,210,203	5,635,252
Standard Bank Group Ltd.	50,160	798,325
Sumitomo Mitsui Financial Group Inc.	53,080	1,545,254
UniCredit S.p.A.	2,995,097	7,658,526
Yapi ve Kredi Bankasi AS	367,174	1,269,225	(a)
		86,692,063

Diversified Capital Markets—0.3%
Credit Suisse Group AG (Regd.)	196,487	8,447,161

Diversified Metals & Mining—1.0%
Anglo American PLC	21,007	836,012
Antofagasta PLC	63,522	1,237,211
BHP Billiton PLC	359,640	11,476,100
China Molybdenum Company Ltd.	617,755	444,027
New World Resources N.V.	75,017	865,311
Rio Tinto PLC	182,207	10,683,807
		25,542,468

Diversified Real Estate Activities—0.2%
Mitsubishi Estate Company Ltd.	273,982	4,453,765

Diversified Support Services—0.1%
Brambles Ltd.	441,319	2,679,216

Education Services—0.0%*
MegaStudy Company Ltd.	3,391	501,401

Electric Utilities—0.1%
Iberdrola S.A.	222,460	1,713,794

Electrical Components & Equipment—0.4%
Schneider Electric S.A.	67,217	8,535,035
Zhuzhou CSR Times Electric Company Ltd.	266,185	855,487
		9,390,522

Electronic Components—0.3%
Delta Electronics Inc.	1,665,890	6,958,649
Samsung SDI Company Ltd.	5,080	695,005	(a)
		7,653,654

Electronic Equipment & Instruments—0.0%*
China Security & Surveillance Technology Inc.	78,039	433,897	(a)
Wasion Group Holdings Ltd.	566,430	434,133	(a)
		868,030

Electronic Manufacturing Services—0.1%
Hon Hai Precision Industry Company Ltd.	457,725	1,721,514

Fertilizers & Agricultural Chemicals—1.0%
Potash Corporation of Saskatchewan Inc.	20,789	2,994,448
Potash Corporation of Saskatchewan Inc.	90,760	13,048,879
Sinofert Holdings Ltd.	1,222,909	704,143
Sociedad Quimica y Minera de Chile S.A. ADR	53,727	2,591,790
Syngenta AG	28,486	7,120,407
Taiwan Fertilizer Company Ltd.	164,176	512,894
		26,972,561

Food Distributors—0.0%*
Alliance Global Group Inc.	1,972,291	404,480

Food Retail—0.5%
Koninklijke Ahold N.V.	305,218	4,120,170
Shoprite Holdings Ltd.	33,394	473,788
Tesco PLC	1,216,561	8,128,325
X5 Retail Group N.V. GDR	14,504	580,160	(a)
		13,302,443

Gold—0.1%
Barrick Gold Corp.	41,760	1,933,070
Kinross Gold Corp.	76,139	1,432,454
		3,365,524

Healthcare Distributors—0.0%*
Sinopharm Group Co.	116,800	482,203	(a)

Healthcare Services—0.0%*
Fleury S.A.	62,200	770,983

Healthcare Supplies—0.4%
Cie Generale d’Optique Essilor International S.A.	155,087	10,685,755

Household Appliances—0.0%*
Techtronic Industries Co.	467,998	459,968

Household Products—0.6%
Reckitt Benckiser Group PLC	153,697	8,479,277
Unicharm Corp.	182,100	7,324,108
		15,803,385

Human Resource & Employment Services—0.2%
The Capita Group PLC	463,273	5,738,004

Hypermarkets & Super Centers—0.3%
Metro AG	131,435	8,568,029

Independent Power Producers & Energy Traders—0.0%*
China WindPower Group Ltd.	3,549,793	402,388	(a)
Huaneng Power International Inc.	288,370	179,043
		581,431

Industrial Conglomerates—1.1%
Chongqing Machinery & Electric Company Ltd.	2,104,171	650,506
Hutchison Whampoa Ltd.	500,926	4,668,435
Koninklijke Philips Electronics N.V.	322,878	10,162,489
MAX India Ltd.	95,672	361,950	(a)
Siemens AG	129,830	13,724,004
		29,567,384

Industrial Gases—0.5%
Linde AG	78,768	10,267,359
SODIFF Advanced Materials Company Ltd.	7,586	704,545	(a)
Taiyo Nippon Sanso Corp.	403,954	3,433,174
		14,405,078

Industrial Machinery—0.3%
Fanuc Ltd.	28,400	3,613,742
Mitsubishi Heavy Industries Ltd.	597,000	2,201,053
SMC Corp.	22,000	2,899,449
		8,714,244

Instruments-Controls—0.0%*
Elster Group SE ADR	5,100	70,380	(a)

Integrated Oil & Gas - 1.9%
BG Group PLC	412,049	7,262,500	(a)
ENI S.p.A.	217,666	4,704,008
Gazprom OAO ADR	86,792	1,818,292
Lukoil OAO ADR	29,102	1,650,083
PetroChina Company Ltd.	482,000	560,653
Petroleo Brasileiro S.A. ADR	226,220	7,424,540
Royal Dutch Shell PLC	249,459	7,531,751
Suncor Energy Inc.	251,288	8,179,425
Suncor Energy Inc.	132,042	4,311,943
Total S.A.	162,264	8,374,675
		51,817,870

Integrated Telecommunication Services—0.3%
Telefonica S.A.	243,611	6,041,278
Telekomunikasi Indonesia Tbk PT	493,292	508,491
		6,549,769

Internet Software & Services—0.8%
Baidu Inc. ADR	200,134	20,537,751	(a)
Tencent Holdings Ltd.	15,000	327,507
		20,865,258
Investment Banking & Brokerage—0.3%
Egyptian Financial Group-Hermes Holding	291,119	1,482,953	(a)
Nomura Holdings Inc.	1,367,038	6,611,005
Yuanta Financial Holding Company Ltd.	1,600,251	973,217	(a)
		9,067,175

IT Consulting & Other Services—0.3%
Cap Gemini S.A.	124,464	6,252,995
HCL Technologies Ltd.	77,982	736,521
Infosys Technologies Ltd.	10,815	732,380	(a)
Telvent GIT S.A.	59,761	1,351,794
		9,073,690

Life & Health Insurance—0.7%
China Life Insurance Company Ltd.	138,689	546,667
Prudential PLC	1,137,337	11,407,458
Sony Financial Holdings Inc.	1,893	6,163,467
Tong Yang Life Insurance	63,154	648,017
		18,765,609

Life Sciences Tools & Services—0.0%*
ICON PLC ADR	22,100	477,802	(a)

Marine—0.2%
AP Moller - Maersk A/S	558	4,671,552

Marine Ports & Services—0.0%*
Dalian Port PDA Company Ltd.	692,087	285,279

Movies & Entertainment—0.1%
Vivendi S.A.	73,329	2,007,182

Multi-Line Insurance—0.4%
AXA S.A.	306,225	5,361,602
Zurich Financial Services AG	21,317	5,025,134
		10,386,736

Multi-Utilities—0.4%
National Grid PLC	985,728	8,387,879
Veolia Environnement	121,526	3,205,331
		11,593,210

Oil & Gas Drilling—0.1%
Noble Corp.	71,126	2,403,348

Oil & Gas Exploration & Production—0.1%
Afren PLC	686,117	1,195,789	(a)
CNOOC Ltd.	314,000	609,135
		1,804,924

Oil & Gas Refining & Marketing—0.0%*
Reliance Industries Ltd.	48,450	1,064,531	(a)

Packaged Foods & Meats—0.9%
American Dairy Inc.	24,199	252,880	(a)
Danone	48,982	2,933,933
Nestle S.A.	314,069	16,829,431
Nestle S.A. ADR	24,946	1,332,865
Unilever N.V.	46,485	1,391,390
		22,740,499

Personal Products—0.0%*
Natura Cosmeticos S.A.	15,000	402,845

Pharmaceuticals—0.8%
Aspen Pharmacare Holdings Ltd.	35,433	477,568	(a)
Bayer AG	73,608	5,140,048
Lijun International Pharmaceutical Holding Ltd.	854,652	334,674
Novartis AG	113,252	6,532,320
Novartis AG ADR	12,467	718,972
Roche Holding AG	57,379	7,881,941
		21,085,523

Property & Casualty Insurance—0.0%*
Samsung Fire & Marine Insurance Company Ltd.	3,550	607,104	(a)

Real Estate Development—0.1%
Glorious Property Holdings Ltd. (REIT)	1,593,000	455,542
Unitech Ltd.	391,651	768,746	(a)
		1,224,288

Regional Banks—0.2%
The Bank of Yokohama Ltd.	967,981	4,518,944

Security & Alarm Services—0.2%
G4S PLC	859,877	3,449,817
G4S PLC	391,247	1,583,996
		5,033,813

Semiconductor Equipment—0.0%*
ASM Pacific Technology Ltd.	37,787	336,584

Semiconductors—0.8%
Samsung Electronics Company Ltd.	15,350	10,459,943
Taiwan Semiconductor Manufacturing Company Ltd.	5,358,433	10,634,024
Taiwan Semiconductor Manufacturing Company Ltd. ADR	126,235	1,280,023
		22,373,990

Specialized Finance—0.3%
Deutsche Boerse AG	130,182	8,698,729

Steel—0.7%
Mechel ADR	30,278	753,922
POSCO	2,130	963,894	(a)
Sumitomo Metal Industries Ltd.	3,572,049	9,022,053
Tata Steel Ltd.	33,788	490,259	(a)
ThyssenKrupp AG	99,856	3,260,858
Vale S.A. ADR	184,527	5,120,624
		19,611,610

Trading Companies & Distributors—0.2%
Mitsubishi Corp.	204,000	4,837,491

Wireless Telecommunication Services—0.9%
America Movil SAB de C.V. ADR	80,701	4,303,784
China Mobile Ltd.	233,957	2,395,865
Mobile Telesystems OJSC ADR	220,663	4,684,676
MTN Group Ltd.	388,034	7,010,350
Vodafone Group PLC	2,108,973	5,220,938
		23,615,613

Total Common Stock		687,577,002
(Cost $650,138,163)

Preferred Stock—0.7%

Automobile Manufacturers—0.2%
Volkswagen AG	55,732	6,735,838

Cable & Satellite—0.0%*
NET Servicos de Comunicacao S.A.	68,604	894,905	(a)

Diversified Banks—0.1%
Itau Unibanco Holding S.A.	77,091	1,841,502	(a)

Electric Utilities—0.0%*
Cia Energetica de Minas Gerais	25,334	410,470	(a)

Healthcare Equipment—0.2%
Fresenius SE	57,481	4,648,747

Integrated Oil & Gas—0.1%
Petroleo Brasileiro S.A.	86,715	1,396,796

Other Diversified Financial Services—0.0%*
Citigroup Capital XIII	33,500	837,500	(i)

Steel—0.1%
Mechel	11,119	91,509
Usinas Siderurgicas de Minas Gerais S.A.	33,974	455,206	(a)
Vale S.A.	92,394	2,524,992	(a)
		3,071,707

Total Preferred Stock		19,837,465
(Cost $16,486,467)

Total Foreign Equity		707,414,467
(Cost $666,624,630)

		Principal Amount
Bonds and Notes—27.5%

U.S. Treasuries—2.9%
U.S. Treasury Bonds
1.75%	07/31/15	29,918,300	30,638,134	(h)
3.25%	07/31/16	5,382,400	5,890,784
4.38%	05/15/40	36,674,200	41,189,894
U.S. Treasury Notes
2.63%	08/15/20	1,527,200	1,541,518
			79,260,330

Agency Mortgage Backed—9.9%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	38,315	40,182	(h)
5.00%	07/01/35 - 08/01/40	13,088,977	13,763,773	(h)
5.50%	05/01/20 - 04/01/39	3,781,122	4,071,190	(h)
6.00%	04/01/17 - 11/01/37	3,373,173	3,687,516	(h)
6.50%	06/01/29 - 03/01/30	4,364	4,844	(h)
7.00%	06/01/29 - 08/01/36	161,640	180,552	(h)
7.50%	01/01/28 - 09/01/33	20,755	23,634	(h)
8.00%	01/01/30 - 11/01/30	11,699	13,474	(h)
9.00%	10/01/25	414	484	(h)
Federal National Mortgage Assoc.
4.00%	05/01/19 - 10/01/40	23,770,926	24,466,259	(h)
4.50%	05/01/18 - 06/01/40	36,946,773	38,532,016	(h)
4.50%	09/01/40	23,630,000	24,722,888	(i)
5.00%	07/01/20 - 08/01/40	9,737,039	10,271,516	(h)
5.00%	10/01/40	9,475,000	10,107,086	(i)
5.32%	03/01/37	10,117	10,656	(i)
5.50%	04/01/14 - 04/01/38	31,012,175	33,246,413	(h)
5.53%	04/01/37	16,133	17,056	(i)
6.00%	09/01/19 - 08/01/35	6,107,773	6,690,711	(h)
6.50%	09/01/17 - 08/01/36	485,929	532,175	(h)
7.00%	04/01/17 - 12/01/33	8,774	9,673	(h)
7.50%	09/01/13 - 03/01/34	53,384	59,826	(h)
8.00%	12/01/11 - 11/01/33	17,382	19,961	(h)
8.50%	06/01/30	54	55	(h)
9.00%	04/01/16 - 12/01/22	4,390	4,802	(h)
4.00%	TBA	21,370,000	21,964,342	(c)
4.50%	TBA	29,570,000	30,789,763	(c)
5.00%	TBA	13,535,000	14,245,588	(c)
5.50%	TBA	9,600,000	10,326,749	(c)
6.00%	TBA	10,767,000	11,569,024	(c)
6.50%	TBA	5,044,000	5,499,534	(c)
Government National Mortgage Assoc.
4.50%	08/15/33 - 09/15/34	191,838	203,679	(h)
6.00%	04/15/27 - 09/15/36	403,465	442,011	(h)
6.50%	04/15/24 - 09/15/36	346,262	383,648	(h)
7.00%	03/15/12 - 10/15/36	276,245	307,709	(h)
8.00%	03/15/30	3,189	3,775	(h)
9.00%	11/15/16 -12/15/21	10,913	12,117	(h)
			266,224,681

Agency Collateralized Mortgage Obligations—0.5%
Fannie Mae Whole Loan
0.97%	08/25/43	3,701,264	96,168	(g,p)
Federal Home Loan Mortgage Corp.
0.10%	09/25/43	282,617	2,279	(g,h,i,p)
8.00%	02/01/23 - 07/01/24	2,514	571	(g,h,p)

Federal Home Loan Mortgage Corp. REMIC
5.00%	02/15/38	626,115	77,383	(g,p)
5.00%	05/15/38	612,793	660,341
5.50%	04/15/17	24,138	790	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 1980) (Class OF)
7.50%	07/15/27	3,589	784	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2543) (Class LR)
7.50%	01/15/16	469	470	(h)
Federal Home Loan Mortgage Corp. REMIC (Series 2631) (Class DI)
5.50%	06/15/33	46,817	8,258	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2642) (Class AW)
4.50%**	03/15/19	1,343	—	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2643) (Class IM)
4.50%	03/15/18	39,117	4,021	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2645) (Class BI)
4.50%	02/15/18	20,533	1,255	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2647) (Class DI)
4.50%	10/15/16	10,697	225	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2656) (Class IU)
5.00%	04/15/28	17,014	111	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2722) (Class PI)
5.00%	06/15/28	10,644	299	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2763) (Class JI)
5.00%	10/15/18	53,263	4,012	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2781) (Class IC)
5.00%	11/15/17 - 05/15/18	51,642	2,374	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2795) (Class IC)
5.00%	07/15/17	15,049	364	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2852) (Class OJ)
14.81%	09/15/34	398,086	379,421	(d,f)
Federal Home Loan Mortgage Corp. REMIC (Series 3311) (Class IA)
6.15%	05/15/37	2,803,813	353,162	(g,i,p)
Federal Home Loan Mortgage Corp. REMIC (Series 3311) (Class IB)
6.15%	05/15/37	2,803,813	361,767	(g,i,p)
Federal Home Loan Mortgage Corp. REMIC (Series 3311) (Class IC)
6.15%	05/15/37	2,803,813	361,767	(g,i,p)
Federal Home Loan Mortgage Corp. REMIC (Series 3311) (Class ID)
6.15%	05/15/37	2,803,813	361,767	(g,i,p)
Federal Home Loan Mortgage Corp. REMIC (Series 3311) (Class IE)
6.15%	05/15/37	4,079,873	526,413	(g,i,p)
Federal Home Loan Mortgage Corp. REMIC (Series 3284) (Class CI)
5.86%	03/15/37	6,290,989	811,714	(g,i,p)
Federal Home Loan Mortgage STRIPS
3.51%	08/01/27	615	533	(d,f,h)
Federal National Mortgage Assoc. REMIC
5.00%	08/25/38	618,631	665,046
5.00%	02/25/40	651,261	95,228	(g,p)
6.29%	07/25/37	2,835,852	424,750	(g,i,p)
Federal National Mortgage Assoc. REMIC (Class BZ)
5.50%	01/25/33	696,156	768,834
Federal National Mortgage Assoc. REMIC (Class CS)
7.44%	08/25/16	11,511	280	(g,h,i,p)
Federal National Mortgage Assoc. REMIC (Class VZ)
5.00%	10/25/35	478,019	511,908

Federal National Mortgage Assoc. REMIC (Series 1992) (Class K)
1008.00%	05/25/22	3	80	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class HI)
5.00%	10/25/22	47,027	2,956	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IJ)
5.00%	02/25/32	1,042,824	91,142	(g,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IO)
1.20%	12/25/42	144,020	5,394	(g,h,i,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class KI)
4.50%	05/25/18	23,919	800	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class SL)
16.05%	03/25/31	36,456	41,782	(h,i)
Federal National Mortgage Assoc. REMIC (Series 2005) (Class SC)
6.42%	10/25/35	6,070,499	787,499	(g,i,p)
Federal National Mortgage Assoc. REMIC (Series 2008) (Class ZW)
5.00%	07/25/38	493,170	533,013
Federal National Mortgage Assoc. STRIPS
6.00%	01/01/35	667,542	101,087	(g,p)
Federal National Mortgage Assoc. STRIPS (Class 2)
4.50%	08/01/35	1,063,643	156,887	(g,p)
5.00%	03/25/38	896,304	112,094	(g,p)
5.50%	12/01/33	229,199	34,533	(g,p)
7.50%	11/01/23	11,498	1,934	(g,h,p)
8.00%	08/01/23 - 07/01/24	5,367	975	(g,h,p)
Federal National Mortgage Assoc. STRIPS (Series 364) (Class 1)
4.50%	09/01/35	1,811,202	267,152	(g,p)
Federal National Mortgage Assoc. STRIPS (Series 378) (Class 1)
4.50%	01/01/36	1,430,085	210,938	(g,p)
Federal National Mortgage Assoc. STRIPS (Series 387) (Class 1)
5.00%	05/25/38	925,801	102,300	(g,p)
Government National Mortgage Assoc.
1.00%	01/16/39	5,959,730	895,735	(g,i,p)
4.50%	05/20/38	881,635	117,413	(g,p)
4.50%	11/20/39	1,784,489	1,880,364
5.00%	10/20/37 - 09/20/38	4,758,595	702,231	(g,p)
Government National Mortgage Assoc. (Class IC)
5.99%	04/16/37	2,003,927	395,654	(g,p)
Vendee Mortgage Trust
0.39%	04/15/40	3,870,422	77,408	(g,p)
Vendee Mortgage Trust (Class 2003)
0.86%	05/15/33	2,299,274	79,529	(g,p)
			13,081,195

Asset Backed—0.6%
Bear Stearns Asset Backed Securities Trust (Class 2A2)
17.86%	11/25/35	1,221,883	1,151,728	(d,i)
Bear Stearns Asset Backed Securities Trust (Series 2003) (Class A)
5.99%	01/25/34	6,491	4,924	(d,i)
Citicorp Residential Mortgage Securities Inc. (Series 2006) (Class A5)
6.04%	09/25/36	3,750,000	3,261,780	(h)
Countrywide Asset-Backed Certificates (Class AF4)
5.31%	08/25/35	244,724	228,593	(i)
Countrywide Asset-Backed Certificates (Class AF6)
4.74%	10/25/35	614,369	552,614	(i)
Countrywide Asset-Backed Certificates (Class M1T4)
1.31%	06/26/33	586,601	149,386	(i)

GSAMP Trust
49.60%	05/25/46	213,833	199,399	(b,d,i)
GSR Mortgage Loan Trust (Class A1)
91.59%	11/25/30	1,383,272	499,600	(d,i)
Hertz Vehicle Financing LLC
2.60%	02/25/15	8,000,000	8,143,137	(b)
Indymac Seconds Asset Backed Trust (Class A)
14.90%	02/25/37	1,218,134	389,803	(d,i)
Mid-State Trust (Class A3)
7.54%	07/01/35	3,787	3,823	(h,o)
Popular ABS Mortgage Pass-Through Trust (Class AF4)
5.30%	11/25/35	700,000	636,215
Residential Asset Securities Corp. (Series 2002) (Class AIIB)
32.90%	07/25/32	4,474	2,411	(d,h,i)
Saxon Asset Securities Trust
5.23%	08/25/35	215,373	203,453	(i)
SLM Student Loan Trust (Series 2004) (Class A1)
1.16%	06/15/18	13,802	13,746	(d,h,i)
			15,440,612

Corporate Notes—10.3%
Abu Dhabi National Energy Co.
4.75%	09/15/14	300,000	310,487	(b)
6.25%	09/16/19	300,000	318,616	(b)
AES El Salvador Trust
6.75%	02/01/16	300,000	280,478	(b)
AES Panama S.A.
6.35%	12/21/16	270,000	288,089	(b)
Agilent Technologies Inc.
5.00%	07/15/20	943,000	1,000,602	(h)
5.50%	09/14/15	472,000	530,656	(h)
Air Jamaica Ltd.
9.38%	07/08/15	235,714	236,893
Akbank TAS
5.13%	07/22/15	600,000	597,660	(b,h)
Alcoa Inc.
6.15%	08/15/20	1,444,000	1,484,641	(h)
Allergan Inc.
3.38%	09/15/20	1,890,000	1,889,182
Alliance One International Inc.
10.00%	07/15/16	942,000	1,019,715	(h)
ALROSA Finance S.A.
8.88%	11/17/14	300,000	329,100	(b,h)
Ameren Illinois Co.
9.75%	11/15/18	796,000	1,066,549
Amsted Industries Inc.
8.13%	03/15/18	1,110,000	1,155,788	(b,h)
Anadarko Petroleum Corp.
6.20%	03/15/40	2,309,000	2,251,007	(h)
6.38%	09/15/17	477,000	525,633
Anheuser-Busch InBev Worldwide Inc.
5.00%	04/15/20	2,245,000	2,473,730
5.38%	11/15/14	2,246,000	2,521,018	(b,h)
ARAMARK Corp.
8.50%	02/01/15	400,000	416,000	(h)
ArcelorMittal
7.00%	10/15/39	946,000	966,407	(h)

Arizona Public Service Co.
6.25%	08/01/16	370,000	430,410	(h)
AT&T Inc.
6.40%	05/15/38	3,683,000	4,209,301	(h)
6.70%	11/15/13	934,000	1,081,441	(h)
Avis Budget Car Rental LLC
9.63%	03/15/18	532,000	562,590
Banco do Brasil Cayman
8.50%	10/29/49	450,000	528,750	(b)
Banco Mercantil del Norte S.A.
4.38%	07/19/15	1,500,000	1,498,501	(b)
6.14%	10/13/16	148,000	148,009	(i)
BanColombia S.A.
6.13%	07/26/20	170,000	176,375
Bank of America Corp.
4.50%	04/01/15	2,205,000	2,313,587
5.63%	07/01/20	4,620,000	4,881,949
5.75%	12/01/17	3,250,000	3,474,751
6.50%	08/01/16	2,605,000	2,929,062
BE Aerospace Inc.
8.50%	07/01/18	1,330,000	1,449,700
Boise Paper Holdings LLC
8.00%	04/01/20	1,390,000	1,438,650	(h)
Bombardier Inc.
7.75%	03/15/20	3,002,000	3,242,160	(b,h)
BP Capital Markets PLC
3.13%	10/01/15	473,000	475,485
4.50%	10/01/20	473,000	483,697
Braskem Finance Ltd.
7.00%	05/07/20	300,000	316,875	(b,h)
Calpine Corp.
7.25%	10/15/17	2,344,000	2,385,020	(b)
Cantor Fitzgerald LP
7.88%	10/15/19	710,000	745,379	(b)
Case New Holland Inc.
7.88%	12/01/17	1,225,000	1,330,656	(b)
CBS Corp.
5.75%	04/15/20	2,232,000	2,479,100
CCO Holdings LLC
7.88%	04/30/18	2,140,000	2,220,250	(b)
8.13%	04/30/20	402,000	426,120	(b)
Cenovus Energy Inc.
6.75%	11/15/39	685,000	827,047
Centrais Eletricas Brasileiras S.A.
6.88%	07/30/19	386,000	455,480	(b)
Central American Bank for Economic Integration
5.38%	09/24/14	770,000	832,733	(b)
CFG Investment SAC
9.25%	12/19/13	400,000	423,000
Chesapeake Energy Corp.
6.63%	08/15/20	1,006,000	1,051,270
7.25%	12/15/18	1,000,000	1,077,500
Cincinnati Bell Inc.
8.25%	10/15/17	2,265,000	2,287,650	(h)
8.75%	03/15/18	798,000	778,050	(h)

Citigroup Inc.
5.00%	09/15/14	2,278,000	2,366,022	(h)
5.13%	05/05/14	3,063,000	3,261,338	(h)
5.38%	08/09/20	3,073,000	3,179,424	(h)
6.13%	11/21/17	477,000	521,051
6.38%	08/12/14	1,682,000	1,867,821	(h)
8.50%	05/22/19	1,804,000	2,230,359	(h)
Community Health Systems Inc.
8.88%	07/15/15	2,026,000	2,152,625
Consolidated Edison Company of New York Inc.
6.65%	04/01/19	528,000	663,949
Consolidated Edison Company of New York Inc. (Series 2008)
5.85%	04/01/18	315,000	373,259
Corp Nacional del Cobre de Chile
5.63%	09/21/35	134,000	146,918	(b)
Credit Suisse First Boston International for CJSC The EXIM of Ukraine
7.65%	09/07/11	600,000	607,500
Crown Castle International Corp.
7.13%	11/01/19	1,338,000	1,424,970
Crown Castle Towers LLC
4.88%	08/15/40	1,250,000	1,291,411	(b)
6.11%	01/15/40	652,000	720,284	(b)
CSN Islands XII Corp.
7.00%	12/23/49	200,000	196,750	(b)
CVS Caremark Corp.
3.25%	05/18/15	730,000	762,500
5.75%	06/01/17	264,000	302,962
6.13%	09/15/39	2,412,000	2,662,686
DASA Finance Corp.
8.75%	05/29/18	798,000	896,553
Denbury Resources Inc.
8.25%	02/15/20	662,000	722,408
Digicel Ltd.
8.25%	09/01/17	100,000	105,000	(b)
DirecTV Holdings LLC
4.75%	10/01/14	1,026,000	1,120,585
5.88%	10/01/19	798,000	905,718
Dolphin Energy Ltd.
5.89%	06/15/19	767,440	828,068	(b)
Drummond Company Inc.
9.00%	10/15/14	898,000	948,512	(b)
El Paso Corp.
8.05%	10/15/30	664,000	691,808
Empresa Nacional del Petroleo
5.25%	08/10/20	703,000	721,053	(b,h)
6.25%	07/08/19	1,300,000	1,436,609	(b,h)
Energy Transfer Equity LP
7.50%	10/15/20	1,500,000	1,578,750
European Investment Bank
4.88%	01/17/17	1,600,000	1,869,472	(h)
Exelon Corp.
4.90%	06/15/15	978,000	1,071,916
Exelon Generation Company LLC
6.25%	10/01/39	513,000	549,890
Expedia Inc.
5.95%	08/15/20	1,116,000	1,128,555	(b)
Export-Import Bank of Korea
5.88%	01/14/15	300,000	335,281

Fibria Overseas Finance Ltd.
7.50%	05/04/20	358,000	379,928	(b)
Ford Motor Credit Company LLC
7.00%	04/15/15	567,000	605,885
Forest Oil Corp.
7.25%	06/15/19	1,393,000	1,424,343
FPL Group Capital Inc.
2.60%	09/01/15	1,886,000	1,900,111
France Telecom S.A.
2.13%	09/16/15	945,000	951,556
Frontier Communications Corp.
8.25%	04/15/17	936,000	1,023,750
Gannett Company Inc.
6.38%	09/01/15	284,000	280,805	(b)
7.13%	09/01/18	710,000	699,350	(b)
Gaz Capital SA for Gazprom
8.13%	07/31/14	100,000	113,380	(b)
9.25%	04/23/19	400,000	498,000
Globo Comunicacao e Participacoes S.A.
6.25%	12/31/49	300,000	306,750	(b,j)
7.25%	04/26/22	300,000	321,000	(b)
Gold Fields Orogen Holding BVI Ltd.
4.88%	10/07/20	352,000	349,525
Hartford Financial Services Group Inc.
5.50%	03/30/20	1,234,000	1,254,999
HCA Inc.
9.25%	11/15/16	1,646,000	1,781,795
Health Management Associates Inc.
6.13%	04/15/16	926,000	935,260
Hess Corp.
5.60%	02/15/41	944,000	984,971
Host Hotels & Resorts LP (REIT)
9.00%	05/15/17	500,000	558,125
HSBC Finance Corp.
5.00%	06/30/15	3,321,000	3,616,738
Hydro Quebec
8.05%	07/07/24	820,000	1,211,135	(h)
Indo Integrated Energy BV
9.00%	06/01/12	300,000	317,877
Ingles Markets Inc.
8.88%	05/15/17	2,590,000	2,790,725
Intelsat Subsidiary Holding Company S.A.
8.88%	01/15/15	676,000	699,660
Intergas Finance BV
6.38%	05/14/17	100,000	108,000	(b)
6.88%	11/04/11	200,000	209,000
Intergen N.V.
9.00%	06/30/17	1,500,000	1,586,250	(b)
International Paper Co.
7.50%	08/15/21	1,624,000	1,942,812
JP Morgan Chase Capital XXV (Series Y)
6.80%	10/01/37	846,000	859,885
JPMorgan Chase & Co.
5.13%	09/15/14	1,839,000	2,016,344
JPMorgan Chase Bank NA
5.88%	06/13/16	618,000	699,964
Kazakhstan Temir Zholy Finance BV
6.50%	05/11/11	300,000	304,500

KazMunaiGaz Finance Sub BV
7.00%	05/05/20	200,000	220,500	(b)
9.13%	07/02/18	100,000	122,250	(b)
11.75%	01/23/15	100,000	126,500	(b)
Korea Development Bank
3.25%	03/09/16	1,415,000	1,416,586
Korea Hydro & Nuclear Power Company Ltd.
6.25%	06/17/14	400,000	448,508	(b)
Korea National Oil Corp.
5.38%	07/30/14	500,000	544,473	(b)
Kraft Foods Inc.
5.38%	02/10/20	2,270,000	2,535,701
6.50%	02/09/40	944,000	1,105,298
Kreditanstalt fuer Wiederaufbau
3.50%	03/10/14	3,348,000	3,625,074
4.13%	10/15/14	1,094,000	1,212,147
4.50%	07/16/18	2,864,000	3,295,473
L-3 Communications Corp.
5.88%	01/15/15	777,000	794,482
LBI Escrow Corp.
8.00%	11/01/17	700,000	764,750	(b)
Levi Strauss & Co.
7.63%	05/15/20	1,849,000	1,918,338
Lincoln National Corp.
6.25%	02/15/20	1,070,000	1,197,029
8.75%	07/01/19	1,120,000	1,440,724
Listrindo Capital BV
9.25%	01/29/15	400,000	453,740	(b)
Lloyds TSB Bank PLC
6.50%	09/14/20	1,583,000	1,598,252	(b)
Majapahit Holding BV
7.25%	10/17/11	348,000	365,818	(b)
7.75%	10/17/16 -01/20/20	1,125,000	1,328,250	(b)
MDC-GMTN B.V.
7.63%	05/06/19	250,000	297,517	(b)
Merrill Lynch & Company Inc.
6.05%	08/15/12	919,000	986,373
6.88%	04/25/18	544,000	610,203
Morgan Stanley
5.50%	01/26/20	2,860,000	2,939,654
5.63%	09/23/19	1,367,000	1,423,253
6.00%	04/28/15	533,000	585,998
Morgan Stanley (Series F)
6.63%	04/01/18	2,440,000	2,705,118
Mylan Inc.
7.88%	07/15/20	950,000	1,017,688	(b)
NAK Naftogaz Ukraine
9.50%	09/30/14	200,000	216,320	(m)
National Agricultural Cooperative Federation
4.25%	01/28/16	1,126,000	1,159,030	(b)
5.00%	09/30/14	527,000	563,925	(b)
NET Servicos de Comunicacao S.A.
7.50%	01/27/20	300,000	338,250	(b)
News America Inc.
6.65%	11/15/37	1,247,000	1,434,410
Nexen Inc.
6.20%	07/30/19	2,425,000	2,834,345
6.40%	05/15/37	2,404,000	2,619,615

Nisource Finance Corp.
6.13%	03/01/22	602,000	681,595
NRG Energy Inc.
7.38%	02/01/16	1,095,000	1,126,481
1Malaysia Sukuk Global Berhad
3.93%	06/04/15	250,000	264,070	(b)
Pacific Gas & Electric Co.
5.80%	03/01/37	500,000	555,271
Pacific Rubiales Energy Corp.
8.75%	11/10/16	100,000	112,500	(b)
PacifiCorp
6.25%	10/15/37	153,000	185,384
PAETEC Holding Corp.
8.88%	06/30/17	424,000	443,080
Pemex Finance Ltd.
9.03%	02/15/11	26,500	26,964	(h)
Pemex Project Funding Master Trust
6.63%	06/15/38	210,000	226,163
Petroleos Mexicanos
4.88%	03/15/15	880,000	949,188	(b)
6.00%	03/05/20	270,000	298,350	(b)
6.63%	06/15/35	109,000	119,075	(b)
8.00%	05/03/19	130,000	161,200
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	1,100,000	1,124,750
Petronas Capital Ltd.
5.25%	08/12/19	350,000	385,151	(b)
7.88%	05/22/22	200,000	271,568	(b)
Petronas Global Sukuk Ltd.
4.25%	08/12/14	400,000	422,726	(b)
Pioneer Natural Resources Co.
7.50%	01/15/20	605,000	665,741
Plains All American Pipeline LP Corp.
3.95%	09/15/15	866,000	908,408
4.25%	09/01/12	345,000	359,839
Plains Exploration & Production Co.
7.63%	06/01/18	1,006,000	1,056,300
Power Sector Assets & Liabilities Management Corp.
7.25%	05/27/19	1,600,000	1,930,720
7.39%	12/02/24	100,000	123,000	(b)
Pride International Inc.
6.88%	08/15/20	839,000	913,461
Prudential Financial Inc.
3.63%	09/17/12	342,000	355,410
3.88%	01/14/15	2,642,000	2,775,474
7.38%	06/15/19	685,000	834,433
PTTEP Australia International Finance Proprietary Ltd.
4.15%	07/19/15	1,000,000	1,028,099	(b)
Qatari Diar Finance QSC
5.00%	07/21/20	300,000	314,983	(b)
Qtel International Finance Ltd.
6.50%	06/10/14	500,000	561,880	(b)
QVC Inc.
7.50%	10/01/19	1,328,000	1,387,760	(b)
RailAmerica Inc.
9.25%	07/01/17	796,000	872,615

Republic Services Inc.
5.25%	11/15/21	637,000	703,802
5.50%	09/15/19	822,000	925,977
Reynolds Group Issuer Inc.
7.75%	10/15/16	1,870,000	1,902,725	(b)
Roche Holdings Inc.
6.00%	03/01/19	649,000	786,240	(b)
Rockies Express Pipeline LLC
5.63%	04/15/20	3,733,000	3,753,405	(b)
RR Donnelley & Sons Co.
7.63%	06/15/20	1,166,000	1,216,512
RSHB Capital SA for OJSC Russian Agricultural Bank
6.30%	05/15/17	400,000	417,000	(b)
6.97%	09/21/16	200,000	201,000	(i)
Russian Railways
5.74%	04/03/17	200,000	210,600
Solutia Inc.
7.88%	03/15/20	665,000	710,719
Southern Copper Corp.
6.75%	04/16/40	155,000	169,231
7.50%	07/27/35	500,000	579,755
Spirit Aerosystems Inc.
7.50%	10/01/17	1,467,000	1,514,678
Star Energy Geothermal Wayang Windu Ltd.
11.50%	02/12/15	400,000	449,000	(b)
Suzano Trading Ltd.
5.88%	01/23/21	200,000	200,000	(b)
Talecris Biotherapeutics Holdings Corp.
7.75%	11/15/16	1,500,000	1,650,000
Telecom Italia Capital S.A.
6.00%	09/30/34	763,000	719,775
7.18%	06/18/19	680,000	798,112
Telefonica Emisiones SAU
3.73%	04/27/15	693,000	724,705
Teva Pharmaceutical Finance II BV
3.00%	06/15/15	1,889,000	1,976,060
Textron Inc.
6.20%	03/15/15	1,934,000	2,151,061
TGI International Ltd.
9.50%	10/03/17	100,000	113,500
The AES Corp.
8.00%	10/15/17 -06/01/20	1,233,000	1,334,460	(h)
The Dow Chemical Co.
5.90%	02/15/15	1,502,000	1,674,852
The Goldman Sachs Group Inc.
3.70%	08/01/15	3,267,000	3,342,504
5.38%	03/15/20	3,981,000	4,196,022
6.75%	10/01/37	473,000	491,648
The Kroger Co.
6.15%	01/15/20	1,096,000	1,302,330
The Williams Companies Inc.
7.88%	09/01/21	707,000	858,442
Ticketmaster Entertainment LLC
10.75%	08/01/16	500,000	547,500
Time Warner Cable Inc.
5.00%	02/01/20	2,894,000	3,099,274
6.75%	07/01/18	1,864,000	2,223,075
7.50%	04/01/14	370,000	436,097

Time Warner Inc.
5.88%	11/15/16	1,582,000	1,842,146
6.20%	03/15/40	1,240,000	1,350,854
TNK-BP Finance S.A.
6.13%	03/20/12	300,000	311,250
7.25%	02/02/20	33,000	36,011	(b)
UPC Germany GmbH
8.13%	12/01/17	700,000	728,000	(b)
USB Capital XIII Trust
6.63%	12/15/39	983,000	1,005,363
Vale Overseas Ltd.
6.88%	11/10/39	107,000	122,618
Valero Energy Corp.
6.13%	02/01/20	2,497,000	2,721,493
Verizon Communications Inc.
6.35%	04/01/19	2,443,000	2,981,220
6.40%	02/15/38	1,035,000	1,197,058
6.90%	04/15/38	536,000	651,594
VIP Finance Ireland Limited for OJSC Vimpel Communications (Class A)
8.38%	04/30/13	257,000	277,239	(b)
Virgin Media Finance PLC
8.38%	10/15/19	700,000	768,250
VTB Capital S.A.
6.47%	03/04/15	400,000	414,000	(b)
WEA Finance LLC
6.75%	09/02/19	3,045,000	3,607,740	(b)
7.50%	06/02/14	1,028,000	1,196,514	(b)
Weatherford International Limited Bermuda
6.75%	09/15/40	1,657,000	1,727,051
Williams Partners LP
5.25%	03/15/20	1,236,000	1,343,625
6.30%	04/15/40	980,000	1,080,316
Windstream Corp.
7.88%	11/01/17	266,000	277,305
Woodside Finance Ltd.
4.50%	11/10/14	1,517,000	1,627,875	(b)
Wyeth
5.50%	03/15/13	1,364,000	1,509,963
Wynn Las Vegas LLC
7.88%	05/01/20	2,383,000	2,528,959
XL Capital Ltd.
5.25%	09/15/14	1,520,000	1,619,736
Xstrata Finance Canada Ltd.
5.80%	11/15/16	685,275	757,120	(b)
			275,747,821

Non-Agency Collateralized Mortgage Obligations—2.5%
Banc of America Commercial Mortgage Inc.
5.93%	02/10/51	2,217,000	2,384,574
Banc of America Commercial Mortgage Inc. (Class A4)
5.63%	07/10/46	2,212,000	2,394,487
Banc of America Commercial Mortgage Inc. (Class AJ)
11.12%	07/10/46	470,000	364,249	(d,i)
Banc of America Commercial Mortgage Inc. (Class C)
5.88%	04/10/49	400,000	68,245	(h,i,o)
Banc of America Funding Corp. (Class B1)
5.43%	03/20/36	191,455	5,722	(h,i,o)

Banc of America Mortgage Securities Inc. (Class B1)
5.08%	01/25/36	152,771	13,293	(h,i,o)
5.47%	02/25/36	156,285	24,046	(h,i,o)
Banc of America Mortgage Securities Inc. (Class B2)
5.08%	01/25/36	43,113	379	(h,i,o)
Bear Stearns Commercial Mortgage Securities (Class A2)
5.58%	03/11/39	1,000,000	1,005,607	(h,i)
5.68%	04/12/38	746,829	754,418	(h,i)
Bear Stearns Commercial Mortgage Securities (Class A4)
5.47%	01/12/45	1,125,000	1,231,245	(h)
5.69%	06/11/50	5,950,000	6,423,002	(h,i)
Bear Stearns Commercial Mortgage Securities (Class AJ)
5.62%	03/11/39	600,000	535,815	(h,i)
5.91%	06/11/40	710,000	492,395	(h,i)
Bear Stearns Commercial Mortgage Securities (Class AM)
5.24%	12/11/38	580,000	562,059	(h)
5.92%	06/11/50	620,000	576,974	(h,i)
Citigroup Commercial Mortgage Trust (Class AJ)
5.92%	03/15/49	690,000	593,338	(h,i)
Citigroup Commercial Mortgage Trust (Series 2006) (Class AJ)
5.48%	10/15/49	730,000	588,880	(h)
Commercial Mortgage Pass Through Certificates (Class AM)
5.99%	06/10/46	940,000	936,333	(i)
Countrywide Commercial Mortgage Trust (Class AJ)
5.49%	07/12/46	500,000	354,651	(i)
Credit Suisse First Boston Mortgage Securities Corp. (Class CB1)
5.33%	10/25/35	163,288	9,534	(h,i,o)
Credit Suisse Mortgage Capital Certificates (Class A3)
5.47%	09/15/39	682,000	717,736	(h)
Credit Suisse Mortgage Capital Certificates (Class C)
5.73%	02/15/39	500,000	317,879
Credit Suisse Mortgage Capital Certificates (Class CB1)
5.64%	02/25/36	108,622	6,659	(h,i,o)
Crusade Global Trust (Series 2003) (Class ANT)
0.50%	01/17/34	1,053,596	1,051,080	(d,h,i)
Greenwich Capital Commercial Funding Corp.
6.08%	07/10/38	2,290,000	2,509,070	(i)
Greenwich Capital Commercial Funding Corp. (Class A2)
5.60%	12/10/49	1,110,000	1,174,134
Impac CMB Trust (Class 1A1)
15.52%	04/25/35	222,394	170,579	(d,h,i)
Indymac INDA Mortgage Loan Trust (Class B1)
5.11%	01/25/36	107,074	3,497	(h,i,o)
Indymac INDA Mortgage Loan Trust (Class B2)
5.11%	01/25/36	54,232	390	(h,i,o)
JP Morgan Chase Commercial Mortgage Securities Corp.
6.06%	04/15/45	860,000	855,031
JP Morgan Chase Commercial Mortgage Securities Corp. (Class A4)
5.34%	08/12/37	2,860,000	3,123,906	(i)
5.44%	06/12/47	1,950,000	2,043,968
5.79%	02/12/51	3,460,000	3,722,650	(i)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class AM)
6.10%	02/12/51	1,410,000	1,298,396	(i)

LB-UBS Commercial Mortgage Trust (Class A4)
4.95%	09/15/30	630,000	686,346
5.16%	02/15/31	860,000	935,413
5.66%	03/15/39	3,987,000	4,316,032	(h,i)
LB-UBS Commercial Mortgage Trust (Class AJ)
6.32%	04/15/41	320,000	227,383	(i)
MASTR Alternative Loans Trust (Series 2003) (Class 15X)
5.00%	08/25/18	28,976	3,473	(g,h,o,p)
Medallion Trust (Series 2005) (Class A)
5.53%	08/22/36	705,191	680,517	(d,i)
Merrill Lynch Mortgage Trust (Class AJ)
5.84%	05/12/39	475,000	406,596	(i)
Merrill Lynch Mortgage Trust (Series 2006) (Class B)
5.84%	05/12/39	768,000	419,415
Morgan Stanley Capital I
5.16%	10/12/52	2,000,000	2,173,783	(i)
5.94%	10/15/42	922,000	567,876
Morgan Stanley Capital I (Class A3)
5.71%	07/12/44	300,000	320,642	(h)
Morgan Stanley Capital I (Class A4)
5.81%	12/12/49	4,878,970	5,164,999
5.98%	08/12/41	380,000	425,364	(i)
Morgan Stanley Capital I (Class AJ)
5.39%	11/12/41	2,000,000	1,413,416	(h,i)
5.94%	10/15/42	475,000	425,868	(i)
Morgan Stanley Capital I (Class AM)
6.31%	12/12/49	850,000	809,742	(i)
6.46%	01/11/43	910,000	927,344
Morgan Stanley Capital I (Class B)
5.94%	10/15/42	150,000	98,640
Morgan Stanley Capital I (Series 2006) (Class A2)
5.28%	12/15/43	1,500,000	1,540,995	(h)
MortgageIT Trust (Class A1)
13.23%	08/25/35	1,547,579	1,147,321	(d,i)
OBP Depositor LLC Trust
4.65%	07/15/45	610,000	659,816	(b)
Opteum Mortgage Acceptance Corp. (Class A1A)
14.33%	02/25/35	94,500	86,170	(d,h,i)
Residential Accredit Loans Inc.
6.00%**	01/25/36	3,530	—	(h,o)
Residential Funding Mortgage Securities I (Class M1)
5.75%	01/25/36	126,528	9,508	(h,o)
Residential Funding Mortgage Securities I (Class M2)
5.75%**	01/25/36	31,548	—	(h,o)

Vornado DP LLC
6.36%	09/13/28	380,000	391,056	(b)
Wachovia Bank Commercial Mortgage Trust
6.22%	06/15/45	780,000	368,086
Wachovia Bank Commercial Mortgage Trust (Class A3)
5.25%	12/15/43	1,100,000	1,117,242
Wachovia Bank Commercial Mortgage Trust (Class AJ)
5.52%	01/15/45	1,390,000	1,230,650	(i)
5.92%	05/15/43	940,000	792,381	(i)
Wachovia Bank Commercial Mortgage Trust (Class AM)
5.47%	01/15/45	860,000	803,606	(i)
Wachovia Bank Commercial Mortgage Trust (Series 2006) (Class AJ)
6.19%	06/15/45	350,000	263,364	(i)
WAMU Commercial Mortgage Securities Trust (Series 2005) (Class AJ)
5.19%	05/25/36	870,000	882,220	(b)
WaMu Mortgage Pass Through Certificates (Class A2A1)
22.93%	01/25/45	86,363	63,020	(d,i)
Wells Fargo Mortgage Backed Securities Trust (Class B1)
5.50%	01/25/36 - 03/25/36	1,106,090	231,717	(h,o)
Wells Fargo Mortgage Backed Securities Trust (Class B2)
5.50%	01/25/36 - 03/25/36	294,719	8,800	(h,o)
			65,913,022

Sovereign Bonds—0.7%
Banco Nacional de Desenvolvimento Economico e Social
6.50%	06/10/19	500,000	576,875	(b)
Democratic Socialist Republic of Sri Lanka
7.40%	01/22/15	100,000	109,380	(b)
8.25%	10/24/12	100,000	108,824
Government of Belize
6.00%	02/20/29	271,700	236,379	(j)
Government of Bermuda International Bond
5.60%	07/20/20	1,000,000	1,081,000	(b)
Government of Brazil
5.63%	01/07/41	330,000	362,175
5.88%	01/15/19	400,000	469,000
8.00%	01/15/18	506,671	605,726	(h)
8.25%	01/20/34	266,000	387,030
Government of Brazilian
4.88%	01/22/21	492,000	539,970
Government of Colombia
6.13%	01/18/41	1,800,000	2,061,000	(h)
7.38%	09/18/37	100,000	131,750
Government of Costa Rica
10.00%	08/01/20	275,000	390,225	(b)
Government of Egypt
5.75%	04/29/20	300,000	321,375	(b,h)
Government of El Salvador
7.65%	06/15/35	280,000	304,500	(b)
Government of Grenada
2.50%	09/15/25	149,800	77,896	(b,j)
Government of Hungary
4.75%	02/03/15	1,500,000	1,524,122
Government of Lebanon
6.38%	03/09/20	436,000	452,350

Government of Lithuania
6.75%	01/15/15	200,000	216,774	(b)
7.38%	02/11/20	300,000	335,148	(b)
Government of Peruvian
6.55%	03/14/37	447,000	541,988
7.35%	07/21/25	100,000	129,750
Government of Philippine
6.38%	10/23/34	300,000	349,500
6.50%	01/20/20	186,000	222,735
Government of Poland
6.38%	07/15/19	74,000	87,185
Government of Qatar
4.00%	01/20/15	100,000	105,500	(b)
5.25%	01/20/20	400,000	440,000	(b)
6.40%	01/20/40	200,000	238,000	(b)
Government of South Africa
5.50%	03/09/20	100,000	111,750
Government of Turkey
5.63%	03/30/21	600,000	654,000
6.75%	05/30/40	2,100,000	2,394,294
Government of Uruguay
6.88%	09/28/25	220,478	265,125
Government of Venezuela
1.51%	04/20/11	134,000	129,310	(i)
10.75%	09/19/13	517,000	487,273
Government of Vietnam
1.30%	03/12/16	80,348	71,457	(i)
Korea Expressway Corp.
4.50%	03/23/15	400,000	421,530	(b)
Province of Manitoba Canada
4.90%	12/06/16	330,000	384,256	(h)
Province of Quebec Canada
7.50%	09/15/29	495,000	721,214
Republic of Dominican
7.50%	05/06/21	300,000	337,950	(b)
9.50%	09/27/11	114,176	119,029
Republic of Ghana
8.50%	10/04/17	200,000	229,000	(b)
Russian Foreign Bond-Eurobond
3.63%	04/29/15	200,000	201,500	(b)
5.00%	04/29/20	300,000	312,600	(b)
7.50%	03/31/30	417,335	498,381	(j)
United Mexican States
5.13%	01/15/20	199,000	222,383
6.05%	01/11/40	400,000	458,000
			20,425,209

Municipal Bonds and Notes—0.1%
American Municipal Power-Ohio Inc.
6.05%	02/15/43	550,000	562,898	(h)
Municipal Electric Authority of Georgia
6.64%	04/01/57	1,033,000	1,110,661
New Jersey State Turnpike Authority
7.41%	01/01/40	200,000	248,310
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	620,000	658,229
			2,580,098

Total Bonds and Notes			738,672,968
(Cost $717,092,703)

		Number of Shares
Exchange Traded Funds—0.5%
Financial Select Sector SPDR Fund		168,095	2,412,163	(n)
Industrial Select Sector SPDR Fund		316,636	9,904,374	(n)

Total Exchange Traded Funds			12,316,537
(Cost $15,829,561)

Other Investments—0.2%
GEI Investment Fund			5,351,614	(k)
(Cost $5,880,894)

Total Investments in Securities			2,406,576,341
(Cost $2,284,256,634)

Short-Term Investments—14.8%

Short-Term Investments—8.4%
GE Money Market Fund Institutional Class
0.03%			225,882,627	(d,k)

		Principal Amount
Time Deposit—0.0%*
State Street Corp.
0.01%	10/01/10	$742,113	742,113	(e)

U.S. Treasuries—5.6%
U.S. Treasury Bill
0.11%	10/21/10	89,200,000	89,193,756	(d)
0.12%	11/12/10	61,500,000	61,491,206	(d)
			150,684,962

Federal Agencies—0.8%
Federal Home Loan Bank Discount Notes
0.09%	11/03/10	21,000,000	20,997,627	(d)

Total Short-Term Investments			398,307,329
(Cost $398,305,457)

Total Investments			2,804,883,670
(Cost $2,682,562,091)

Liabilities in Excess of Other Assets, net—(4.4)%			(118,054,512)

NET ASSETS—100.0%			$2,686,829,158

Other Information

The Fund had the following long futures contracts open at September 30, 2010 (unaudited)

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
DJ Euro Stoxx 50 Index Futures	December 2010	84	$3,139,853	$(67,652)
FTSE 100 Index Futures	December 2010	18	1,568,410	(7,175)
Russell 2000 Mini Index Futures	December 2010	322	21,718,900	1,382,024
S&P 500 Emini Index Futures	December 2010	554	31,486,590	(180,973)
S&P Midcap 400 Emini Index Futures	December 2010	44	3,520,440	186,428
Topix Index Futures	December 2010	14	1,385,085	19,827
2 Yr. U.S.Treasury Notes Futures	December 2010	571	125,325,579	166,039
5 Yr. U.S.Treasury Notes Futures	December 2010	407	49,192,946	514,858

The Fund had the following short futures contracts open at September 30, 2010 (unaudited)

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Emini Index Futures	December 2010	4	$(227,340)	$(7,832)
Ultra Long U.S.Treasury Bond Futures	December 2010	116	(16,388,625)	108,103
10 Yr. U.S.Treasury Notes Futures	December 2010	1097	(138,273,422)	(1,366,275)

				$747,372

The Fund was invested in the following countries at September 30, 2010 (unaudited):

Country	Percentage (based on Market Value)
United States	71.42%
United Kingdom	4.46%
Germany	3.11%
Japan	2.96%
France	2.80%
Canada	2.18%
Switzerland	2.01%
China	1.46%
Brazil	1.33%
South Korea	0.93%
Taiwan	0.83%
Spain	0.73%
Netherlands	0.62%
Italy	0.49%
Russian Federation	0.48%
Australia	0.45%
India	0.41%
South Africa	0.35%
Mexico	0.34%
Hong Kong	0.29%
Sweden	0.23%
Turkey	0.20%
Chile	0.18%
Denmark	0.17%
Ireland	0.14%
Philippines	0.14%
Indonesia	0.12%

Supranational	0.10%
Colombia	0.09%
Thailand	0.08%
Finland	0.07%
Israel	0.07%
Bermuda	0.06%
Egypt	0.06%
Malaysia	0.06%
Qatar	0.06%
United Arab Emirates	0.06%
Hungary	0.05%
Kazakhstan	0.05%
Peru	0.05%
Trinidad And Tobago	0.04%
Czech Republic	0.03%
Luxembourg	0.03%
Ukraine	0.03%
Dominican Republic	0.02%
El Salvador	0.02%
Lebanon	0.02%
Lithuania	0.02%
Bolivarian Republic of Venezuela	0.02%
Belize	0.01%
British Virgin	0.01%
Costa Rica	0.01%
Ghana	0.01%
Jamaica	0.01%
Panama	0.01%
Sri Lanka	0.01%
Uruguay	0.01%

100.00%

The Fund was invested in the following categories at September 30, 2010 (unaudited):

Industry	Domestic Percentage (based on Market Value)	Foreign Percentage (based on Market Value)	Total Percentage (based on Market Value)
Diversified Banks	0.21%	3.16%	3.37%
Integrated Oil & Gas	0.76%	1.90%	2.66%
Communications Equipment	1.54%	0.70%	2.24%
Wireless Telecommunication Services	1.09%	0.85%	1.94%
Semiconductors	0.84%	0.80%	1.64%
Biotechnology	1.64%	0.00%	1.64%
Systems Software	1.47%	0.00%	1.47%
Fertilizers & Agricultural Chemicals	0.40%	0.96%	1.36%
Internet Software & Services	0.60%	0.75%	1.35%
Steel	0.52%	0.81%	1.33%
Packaged Foods & Meats	0.49%	0.81%	1.30%
Pharmaceuticals	0.46%	0.75%	1.21%
Healthcare Equipment	1.05%	0.17%	1.22%
Life & Health Insurance	0.54%	0.67%	1.21%
Asset Management & Custody Banks	1.18%	0.02%	1.20%
Aerospace & Defense	0.68%	0.53%	1.21%
Oil & Gas Equipment & Services	1.08%	0.00%	1.08%
Industrial Conglomerates	0.00%	1.05%	1.05%
Automobile Manufacturers	0.00%	1.03%	1.03%
Diversified Metals & Mining	0.10%	0.91%	1.01%
Investment Banking & Brokerage	0.67%	0.32%	0.99%
Industrial Gases	0.47%	0.51%	0.98%

Household Products	0.41%	0.56%	0.97%
Specialized Finance	0.65%	0.31%	0.96%
Soft Drinks	0.92%	0.00%	0.92%
Oil & Gas Exploration & Production	0.82%	0.06%	0.88%
Healthcare Services	0.83%	0.03%	0.86%
Data Processing & Outsourced Services	0.81%	0.00%	0.81%
Life Sciences Tools & Services	0.80%	0.02%	0.82%
Electric Utilities	0.67%	0.08%	0.75%
Computer Hardware	0.72%	0.00%	0.72%
Application Software	0.33%	0.35%	0.68%
IT Consulting & Other Services	0.34%	0.32%	0.66%
Cable & Satellite	0.62%	0.03%	0.65%
Movies & Entertainment	0.57%	0.07%	0.64%
Other Diversified Financial Services	0.64%	0.00%	0.64%
Multi-Line Insurance	0.24%	0.37%	0.61%
Security & Alarm Services	0.37%	0.18%	0.55%
Multi-Utilities	0.13%	0.41%	0.54%
Advertising	0.52%	0.00%	0.52%
Integrated Telecommunication Services	0.28%	0.23%	0.51%
Industrial Machinery	0.18%	0.31%	0.49%
Food Retail	0.00%	0.47%	0.47%
Home Improvement Retail	0.47%	0.00%	0.47%
Electrical Components & Equipment	0.14%	0.33%	0.47%
Exchange Traded Funds	0.44%	0.00%	0.44%
Construction & Engineering	0.00%	0.42%	0.42%
Construction & Farm Machinery & Heavy Trucks	0.24%	0.17%	0.41%
Regional Banks	0.22%	0.16%	0.38%
Healthcare Supplies	0.00%	0.38%	0.38%
Office REIT’s	0.38%	0.00%	0.38%
Apparel, Accessories & Luxury Goods	0.16%	0.21%	0.37%
General Merchandise Stores	0.36%	0.00%	0.36%
Electronic Components	0.07%	0.27%	0.34%
Real Estate Services	0.34%	0.00%	0.34%
Hypermarkets & Super Centers	0.00%	0.31%	0.31%
Diversified Capital Markets	0.00%	0.30%	0.30%
Property & Casualty Insurance	0.27%	0.02%	0.29%
Trading Companies & Distributors	0.11%	0.17%	0.28%
Specialized REIT’s	0.27%	0.00%	0.27%
Diversified Support Services	0.16%	0.10%	0.26%
Coal & Consumable Fuels	0.12%	0.12%	0.24%
Hotels, Resorts & Cruise Lines	0.23%	0.00%	0.23%
Retail REIT’s	0.23%	0.00%	0.23%
Homefurnishing Retail	0.22%	0.00%	0.22%
Human Resource & Employment Services	0.00%	0.20%	0.20%
Apparel Retail	0.11%	0.09%	0.20%
Personal Products	0.18%	0.01%	0.19%
Agricultural Products	0.10%	0.09%	0.19%
Oil & Gas Storage & Transportation	0.18%	0.00%	0.18%
Diversified Real Estate Activities	0.01%	0.16%	0.17%
Marine	0.00%	0.17%	0.17%
Residential REIT’s	0.16%	0.00%	0.16%
Semiconductor Equipment	0.15%	0.01%	0.16%
Railroads	0.16%	0.00%	0.16%
Broadcasting	0.11%	0.05%	0.16%
Automotive Retail	0.15%	0.00%	0.15%
Building Products	0.00%	0.15%	0.15%
Computer Storage & Peripherals	0.14%	0.00%	0.14%
Research & Consulting Services	0.14%	0.00%	0.14%
Home Entertainment Software	0.13%	0.00%	0.13%
Construction Materials	0.00%	0.12%	0.12%
Gold	0.00%	0.12%	0.12%

Casinos & Gaming	0.12%	0.00%	0.12%
Healthcare Distributors	0.09%	0.02%	0.11%
Thrifts & Mortgage Finance	0.11%	0.00%	0.11%
Tobacco	0.10%	0.00%	0.10%
Reinsurance	0.09%	0.00%	0.09%
Computer & Electronics Retail	0.00%	0.09%	0.09%
Oil & Gas Drilling	0.00%	0.09%	0.09%
Healthcare Technology	0.08%	0.00%	0.08%
Diversified REIT’s	0.07%	0.00%	0.07%
Brewers	0.05%	0.02%	0.07%
Electronic Manufacturing Services	0.00%	0.06%	0.06%
Environmental & Facilities Services	0.06%	0.00%	0.06%
Industrial REIT’s	0.06%	0.00%	0.06%
Department Stores	0.05%	0.00%	0.05%
Independent Power Producers & Energy Traders	0.03%	0.02%	0.05%
Distillers & Vintners	0.00%	0.05%	0.05%
Homebuilding	0.05%	0.00%	0.05%
Real Estate Development	0.00%	0.04%	0.04%
Air Freight & Logistics	0.04%	0.00%	0.04%
Oil & Gas Refining & Marketing	0.00%	0.05%	0.05%
Heavy Electrical Equipment	0.05%	0.00%	0.05%
Restaurants	0.03%	0.00%	0.03%
Consumer Electronics	0.00%	0.03%	0.03%
Distributors	0.03%	0.00%	0.03%
Electronic Equipment & Instruments	0.00%	0.03%	0.03%
Housewares & Specialties	0.03%	0.00%	0.03%
Footwear	0.03%	0.00%	0.03%
Paper Packaging	0.02%	0.00%	0.02%
Education Services	0.00%	0.02%	0.02%
Trucking	0.02%	0.00%	0.02%
Managed Healthcare	0.02%	0.00%	0.02%
Specialty Chemicals	0.02%	0.00%	0.02%
Household Appliances	0.00%	0.02%	0.02%
Food Distributors	0.00%	0.01%	0.01%
Marine Ports & Services	0.00%	0.01%	0.01%
Office Electronics	0.01%	0.00%	0.01%
Real Estate Operating Companies	0.01%	0.00%	0.01%
Publishing	0.01%	0.00%	0.01%
Healthcare Facilities	0.01%	0.00%	0.01%

			59.27%

Sector		Percentage (based on Market Value)
Corporate Notes			9.83%
Agency Mortgage Backed			9.56%
U.S. Treasuries			2.83%
Non-Agency Collateralized Mortgage Obligations			2.46%
Sovereign Bonds			0.73%
Asset Backed			0.55%
Agency Collateralized Mortgage Obligations			0.29%
Municipal Bonds and Notes			0.09%

			26.34%

Short Term and Other Investments	Percentage (based on Market Value)
Short-Term	14.20%
Other Investments	0.19%

14.39%

100.00%

GEI Money Market Fund

Schedule of Investments—September 30, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

		Principal Amount	Amortized Cost
Short-Term Investments - 100.0% †
U.S. Treasury—4.7%
U.S. Treasury Notes
0.88%	02/28/11 - 04/30/11	$13,900,000	$13,941,958

U.S. Government Agency and Related—15.2%
Bank of America NA FDIC
1.70%	12/23/10	3,100,000	3,110,358
FHLB Disc Corp
0.18%	11/03/10	6,400,000	6,398,973	(d)
FNMA Discount Note
0.17%	11/09/10	5,250,000	5,249,033	(d)
0.27%	01/05/11	5,150,000	5,146,292	(d)
0.30%	10/06/10	12,250,000	12,249,499	(d)
Freddie Discount
0.23%	12/06/10	3,200,000	3,198,651	(d)
Freddie Mac
0.59%	04/01/11	4,050,000	4,055,234	(d,i)
Goldman Sachs Group Inc FDIC
0.80%	12/03/10	5,750,000	5,755,501	(d,i)
			45,163,541

Commercial Paper—23.4%
Banco Bilbao Viz London
0.69%	10/25/10	4,400,000	4,397,976	(d)
Commonwealth Bk Australia
0.27%	11/29/10	9,650,000	9,645,730	(d)
European Investment Bank
0.16%	10/05/10	7,450,000	7,449,868	(d)
HSBC USA Inc.
0.20%	10/06/10	3,750,000	3,749,896	(d)
0.30%	12/09/10	2,900,000	2,898,333	(d)
Nordea North America Inc
0.33%	01/06/11	7,600,000	7,593,242	(d)
0.58%	11/18/10	2,700,000	2,697,912	(d)
Procter & Gamble Intl FN
0.20%	11/01/10	6,000,000	5,998,967	(d)
Royal Bank of Scotland PLC
0.35%	10/22/10	7,850,000	7,848,397	(d)

Societe Generale N Amer
0.50%	02/01/11	7,200,000	7,187,700	(d)
0.63%	10/04/10	3,750,000	3,749,803	(d)
Wal-Mart Stores Inc.
0.20%	10/05/10	6,250,000	6,249,861	(d)
			69,467,685

Repurchase Agreements—17.8%
Barclays Capital Inc. US Treasury Repo
0.20%	10/01/10	8,800,000	8,800,000	(d)
Deutsche Bank Securities, Inc. Gov Agcy Repo
0.24%	10/01/10	6,900,000	6,900,000	(d)
Goldman Sachs & Co. Gov Agcy Repo
0.20%	10/01/10	15,900,000	15,900,000	(d)
HSBC Securities (USA) Inc. Gov Agcy Repo
0.25%	10/01/10	9,380,000	9,380,000	(d)
J.P. Morgan Securities LLC Gov Agcy Repo
0.22%	10/01/10	12,100,000	12,100,000	(d)
			53,080,000

Certificates of Deposit—37.5%
Abbey National Treasury Services
0.34%	02/25/11	10,500,000	10,500,000	(d,i)
Bank of Montreal Chicago
0.23%	10/15/10	5,500,000	5,500,000	(d)
Bank of Nova Scotia Houston
0.26%	12/17/10	3,000,000	3,000,000	(d,i)
Barclays Bank PLC
0.60%	11/03/10	4,900,000	4,900,000	(d,i)
Barclays Bank PLC NY
0.51%	11/19/10	6,250,000	6,250,000	(d)
BNP Paribas NY
0.58%	10/14/10	6,050,000	6,050,338	(d)
Credit Agricole CIB NY
0.41%	11/01/10	9,300,000	9,300,000	(d)
Deutsche Bank Ag NY
0.46%	01/10/11	9,700,000	9,700,000	(d,i)
National Australia BK NY
0.35%	06/10/11	5,000,000	5,000,000	(d,i)

Rabobank Nederland NV
0.55%	02/01/11	6,800,000	6,801,387	(d)
Rabobank Nederland NV NY
0.29%	01/13/11	5,550,000	5,550,000	(d)
Royal Bank of Canada NY
0.26%	02/24/11	3,500,000	3,500,000	(d,i)
0.28%	08/26/11	6,550,000	6,550,000	(d,i)
Svenska Handelsbanken NY
0.27%	11/15/10	6,250,000	6,250,000	(d)
Toronto-Dominion Bank NY
0.54%	11/19/10	6,400,000	6,400,000	(d)
UBS AG Stamford CT
0.21%	10/20/10	5,300,000	5,300,000	(d)
Westpac Banking Corp NY
0.52%	05/13/11	4,050,000	4,050,000	(d,i)
0.55%	10/06/10	7,100,000	7,099,967	(d,i)
			111,701,692

Supranationals—1.3%
Intl Bk Recon & Develop
0.31%	07/13/11	3,950,000	3,950,000	(d,i)

Time Deposit—0.1%
State Street Corp.
0.01%	10/01/10	172,894	172,894	(e)

Total Short-Term Investments			297,477,770
(Cost $297,477,770)

Other Assets and Liabilities, net—0.0%*			25,827

NET ASSETS—100.0%			$297,503,597

GEI Real Estate Securities

Schedule of Investments—September 30, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

	Number of Shares	Value
Common Stock (REIT’s) - 95.8% †
Diversified—6.9%
Coresite Realty Corp.	18,610	$305,018	(a)
Vornado Realty Trust	55,840	4,775,995
		5,081,013

Healthcare—12.6%
Cogdell Spencer Inc.	50,150	316,948
HCP Inc.	59,840	2,153,043
Healthcare Inc.	53,490	2,532,217
Nationwide Health Properties Inc.	45,190	1,747,497
Senior Housing Properties Trust	31,010	728,735
Ventas Inc.	35,420	1,826,609
		9,305,049

Hotel—6.8%
Hospitality Properties Trust	30,440	679,725
Host Hotels & Resorts Inc.	129,450	1,874,436
LaSalle Hotel Properties	39,430	922,268
Pebblebrook Hotel Trust	52,820	951,288	(a)
Sunstone Hotel Investors Inc.	60,510	548,826	(a)
		4,976,543

Industrial—5.6%
AMB Property Corp.	49,840	1,319,265
ProLogis	238,520	2,809,766
		4,129,031

Man. Homes—1.0%
Equity Lifestyle Properties Inc.	13,860	755,093

Multifamily—16.3%
American Campus Communities Inc.	16,150	491,606
Apartment Investment & Management Co.	34,450	736,541
Camden Property Trust	40,250	1,930,792
Colonial Properties Trust	31,610	511,766
Equity Residential	101,570	4,831,685
Essex Property Trust Inc.	18,470	2,021,357
UDR Inc.	68,480	1,446,298
		11,970,045

Office—14.1%
Alexandria Real Estate Equities Inc.	14,490	1,014,300
BioMed Realty Trust Inc.	20,100	360,192
Boston Properties Inc.	33,110	2,752,103
Brandywine Realty Trust	60,540	741,615
CommonWealth	50,740	1,298,944
Government Properties Income Trust	29,870	797,529
Kilroy Realty Corp.	28,870	956,752	(h)
Parkway Properties Inc.	30,820	456,136
SL Green Realty Corp.	31,050	1,966,396
		10,343,967

Office/Industrial—1.7%
Duke Realty Corp.	106,730	1,237,001

Regional Malls—14.1%
CBL & Associates Properties Inc.	62,060	810,504
Simon Property Group Inc.	58,860	5,458,676
Taubman Centers Inc.	28,350	1,264,693
The Macerich Co.	66,320	2,848,444
		10,382,317

Self Storage—4.9%
Public Storage	32,280	3,132,451
U-Store-It Trust	53,310	445,138
		3,577,589

Shopping Centers—9.2%
Acadia Realty Trust	30,070	571,330
Federal Realty Investment Trust	12,370	1,010,134
Kimco Realty Corp.	179,290	2,823,817
Weingarten Realty Investors	109,180	2,382,308
		6,787,589

Specialty—2.6%
Digital Realty Trust Inc.	30,820	1,901,594

Total Common Stock (REIT)		70,446,831
(Cost $ 58,286,391)

Common Stock—4.1%

Hotel—0.7%
Hyatt Hotels Corp.	9,620	359,692	(a)
Chesapeake Lodging Trust (REIT)	11,200	183,232
		542,924

Office—0.9%
Hudson Pacific Properties Inc. (REIT)	42,170	690,323

Specialty—2.5%
Crown Castle International Corp.	41,240	1,820,746	(a)

Total Common Stock		3,053,993
(Cost $2,860,510)

Other Investments—0.0%*
GEI Investment Fund		2,845	(k)
(Cost $3,126)

Total Investments in Securities		73,503,669
(Cost $61,150,027)

Short-Term Investments—0.5%
GE Money Market Fund Institutional Class
0.03%	345,618	(d,k)
(Cost $345,618)

Total Investments	73,849,287
(Cost $61,495,645)

Liabilities in Excess of Other Assets, net—(0.4)%	(308,768)

NET ASSETS—100.0%	$73,540,519

Notes to Schedules of Investments September 30, 2010 (unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities amounted to $5,170,904 and $78,817,334 or 8.96% and 2.93% of the net assets of the GE Investments Income Fund and GE Investments Total Return respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At September 30, 2010 , all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at September 30, 2010.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Funds-GE Money Market Fund

(l)	General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund’s investment Advisor.

(m)	Securities at default.

(n)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(o)	Illiquid securities. At September 30, 2010, these securities amounted to $136,489 and $389,086 or 0.24% and 0.01% of net assets for the GE Investments Income Fund and GE Investments Total Return Fund respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(p)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

*	Less than 0.05%.
**	Amount is less than $0.50.
†	Percentages are based on net assets as of September 30, 2010.

Abbreviations:

ADR	American Depository Receipt

GDR	Global Depository Receipt

NVDR	Non-Voting Depository Receipt

Regd.	Registered

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard & Poors Depository Receipts

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be Announced

Income Taxes Disclosure

As September 30, 2010, information on the tax cost of investments is as follows:

	Cost of Investment for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Appreciation/ (Depreciation) on Investments
GEI U.S. Equity Fund	36,825,524	3,788,034	(4,082,987)	(294,953)
GEI Core Value Equity Fund	18,072,625	2,013,313	(1,238,343)	774,970
GEI Small-Cap Equity	46,373,033	6,243,905	(3,747,126)	2,496,779
GEI International Equity Fund	16,263,333	1,689,779	(2,712,696)	(1,022,917)
GEI Premier Growth Equity Fund	42,568,518	5,789,096	(4,616,935)	1,172,161
GEI Mid-Cap Equity Fund	78,299,443	21,211,315	(7,696,985)	13,514,330
GEI Income Fund	61,924,096	3,037,540	(1,729,202)	1,308,338
GEI Real Estate Securities Fund	69,927,543	12,646,985	(8,725,241)	3,921,744
GEI Total Return Fund	2,742,035,743	222,700,006	(156,752,787)	65,947,219
GEI S&P 500 Index Fund	207,622,850	46,535,757	(49,267,628)	(2,731,871)
GEI Money Market Fund	297,477,770	—	—	—

Security Valuation and Transactions

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. These securities are included in Level 2. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations and would be classified in Level 3. A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and are included in Level 2. Short-term investments of sufficient quality with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized costs, which approximates market value and these are also included in Level 2.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In those circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Funds’ fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service. In those circumstances the Fund classifies the investment securities in Level 3.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Fair Value Disclosure

The Funds adopted ASC 820, Fair Valuation Measurements and Disclosures effective October 2008, for all financial instruments accounted for at fair value.

For financial assets and liabilities, fair value is the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

The following tables present the Funds’ investments measured at fair value on a recurring basis at September 30, 2010:

GE Investments Income Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Bonds and Notes—U.S. Treasuries	$—	$7,188,620	$—	$7,188,620
Bonds and Notes—Federal Agencies	—	87,817	—	87,817
Bonds and Notes—Agency Mortgage Backed	—	17,439,428	—	17,439,428
Bonds and Notes—Agency Collateralized Mortgage Obligations	—	1,601,305	186,730	1,788,035
Bonds and Notes—Asset Backed	—	1,787,313	11,947	1,799,260
Bonds and Notes—Corporate Notes	—	19,603,140	—	19,603,140
Bonds and Notes—Non-Agency Collateralized Mortgage Obligations	—	4,378,746	44,879	4,423,625
Bonds and Notes—Sovereign Bonds	—	766,990	—	766,990
Bonds and Notes—Municipal Notes and Bonds	—	314,413	—	314,413
Preferred Stock	56,875	—	—	56,875
Other Investments	—	249,718	—	249,718
Short-Term Investments	8,514,579	999,933	—	9,514,512

Total Investments in Securities	$8,571,454	$54,417,423	$243,556	$63,232,433

Other Financial Instruments
Futures Contracts—Unrealized Appreciation	$48,751	$—	$—	$48,751
Futures Contracts—Unrealized Depreciation	(108,940)	—	—	(108,940)

Total Other Financial Instruments	$(60,189)	$—	$—	$(60,189)

The following table presents the changes in Level 3 investments measured on a recurring basis for the period ended September 30, 2010:

	Bonds and Notes - Agency Mortgage Backed	Bonds and Notes - Agency Collateralized Mortgage Obligations	Bonds and Notes - Asset Backed	Bonds and Notes - Corporate Notes	Bonds and Notes - Non- Agency Collateralized Mortgage Obligations	Total
Balance at 12/31/09	$466,008	$956,816	$11,582	$137,977	$73,481	$1,645,864
Accrued discounts/premiums	—	144,439	—	(1,124)	—	143,315
Realized gain (loss)	—	(105,358)	47	(25,084)	(156,224)	(286,619)
Change in unrealized gain (loss)	—	(129,685)	2,417	104,075	197,483	174,290
Net purchases (sales)	—	(801,492)	(2,099)	(143,219)	(64,056)	(1,010,866)
Net transfers in and out of Level 3	(466,008)	122,010	—	(72,625)	(5,805)	(422,428)

Balance at 09/30/10	$—	$186,730	$11,947	$—	$44,879	$243,556
Change in unrealized gain (loss) relating to securities still held at 09/30/10	$—	$(85,797)	$2,417	$—	$43,694	$(39,686)

Transfers in and out of Level 3 are considered to occur at the beginning of the period.

GE Investments Mid-Cap Equity Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$89,959,889	$—	$—	$89,959,889
Other Investments	—	22,012	—	22,012
Short-Term Investments	1,831,872	—	—	1,831,872

Total Investments in Securities	$91,791,761	$22,012	$—	$91,813,773

Other Financial Instruments
Futures Contracts—Unrealized Appreciation	$4,941	$—	$—	$4,941

GE Investments International Equity Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$14,744,137	$—	$—	$14,744,137
Preferred Stock	296,761	—	—	296,761
Other Investments	—	10,979	—	10,979
Short-Term Investments	179,504	—	—	179,504

Total Investments in Securities	$15,220,402	$10,979	$—	$15,231,381

Other Financial Instruments
Futures Contracts—Unrealized Appreciation	$363	$—	$—	$363

GE Investments Real Estate Securities Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$73,500,824	$—	$—	$73,500,824
Other Investments	—	2,845	—	2,845
Short-Term Investments	345,618	—	—	345,618

Total Investments in Securities	$73,846,442	$2,845	$—	$73,849,287

GEI Money Market Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments
U.S. Treasury	$—	$13,941,958	$—	$13,941,958
U.S. Government Agency and Related	—	45,163,541	—	45,163,541
Commercial Paper	—	69,467,685	—	69,467,685
Repurchase Agreements	—	53,080,000	—	53,080,000
Certificates of Deposit	—	111,701,692	—	111,701,692
Supranationals	—	3,950,000	—	3,950,000
Time Deposit	—	172,894	—	172,894

Total Short-Term Investments	$—	$297,477,770	$—	$297,477,770

GE Investments Premier Growth Equity Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$41,943,971	$—	$—	$41,943,971
Other Investments	—	2,938	—	2,938
Short-Term Investments	1,793,770	—	—	1,793,770

Total Investments in Securities	$43,737,741	$2,938	$—	$43,740,679

Other Financial Instruments
Futures Contracts—Unrealized Appreciation	$19,008	$—	$—	$19,008

GE Investments S&P 500 Index Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$201,700,816	$—	$—	$201,700,816
Other Investments	—	76,902	—	76,902
Short-Term Investments	2,713,274	399,986	—	3,113,260

Total Investments in Securities	$204,414,090	$476,888	$—	$204,890,978

Other Financial Instruments
Futures Contracts—Unrealized Appreciation	$133,100	$—	$—	$133,100

GE Investments Small-Cap Equity Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$46,641,856	$—	$—	$46,641,856
Other Investments	—	11	—	11
Short-Term Investments	2,227,945	—	—	2,227,945

Total Investments in Securities	$48,869,801	$11	$—	$48,869,812

Other Financial Instruments
Futures Contracts—Unrealized Appreciation	$21,460	$—	$—	$21,460

GE Investments Core Value Equity Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$18,090,838	$—	$—	$18,090,838
Exchanged Traded Funds	311,542	—	—	311,542
Other Investments	—	8,601	—	8,601
Short-Term Investments	436,614	—	—	436,614

Total Investments in Securities	$18,838,994	$8,601	$—	$18,847,595

Other Financial Instruments
Futures Contracts—Unrealized Appreciation	$210	$—	$—	$210

GE Investments U.S. Equity Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$34,264,430	$—	$—	$34,264,430
Exchanged Traded Funds	607,143	—	—	607,143
Other Investments	—	8,598	—	8,598
Short-Term Investments	1,649,776	—	—	1,649,776

Total Investments in Securities	$36,521,349	$8,598	$—	$36,529,947

Other Financial Instruments
Futures Contracts—Unrealized Appreciation	$4,980	$—	$—	$4,980

GE Investments Total Return Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$942,820,755	$—	$—	$942,820,755
Foreign Equity	687,577,002	—	—	687,577,002
Bonds and Notes—U.S. Treasuries	—	79,260,330	—	79,260,330
Bonds and Notes—Agency Mortgage Backed	—	266,224,681	—	266,224,681
Bonds and Notes—Agency Collateralized Mortgage Obligations	—	12,356,532	724,663	13,081,195
Bonds and Notes—Asset Backed	—	15,241,213	199,399	15,440,612
Bonds and Notes—Corporate Notes	—	275,747,821	—	275,747,821
Bonds and Notes—Non-Agency Collateralized Mortgage Obligations	—	65,912,252	770	65,913,022
Bonds and Notes—Sovereign Bonds	—	20,425,209	—	20,425,209
Bonds and Notes—Municipal Notes and Bonds	—	2,580,098	—	2,580,098
Exchange Traded Funds	12,316,537	—	—	12,316,537
Preferred Stock	19,837,465	—	—	19,837,465
Other Investments	—	5,351,614	—	5,351,614
Short-Term Investments	225,882,627	172,424,702	—	398,307,329

Total Investments in Securities	$1,888,434,386	$915,524,452	$924,832	$2,804,883,670

Other Financial Instruments
Futures Contracts—Unrealized Appreciation	$2,377,279	$—	$—	$2,377,279
Futures Contracts—Unrealized Depreciation	(1,629,907)	—	—	(1,629,907)

Total Other Financial Instruments	$747,372	$—	$—	$747,372

The following table presents the changes in Level 3 investments measured on a recurring basis for the period ended September 30, 2010:

	Bonds and Notes - Agency Mortgage Backed	Bonds and Notes - Agency Collateralized Mortgage Obligations	Bonds and Notes - Asset Backed	Bonds and Notes - Corporate Notes	Bonds and Notes - Non- Agency Collateralized Mortgage Obligations	Total
Balance at 12/31/09	$26,508,818	$1,747,108	$317,855	$1,180,014	$125,463	$29,879,258
Accrued discounts/premiums	—	(122,727)	—	(1,994)	—	(124,721)
Realized gain (loss)	91,656	36,450	—	27,683	(497,252)	(341,463)
Change in unrealized gain (loss)	(64,872)	(316,698)	55,339	(20,655)	633,803	286,917
Net purchases (sales)	(19,172,664)	(1,691,188)	(173,795)	(386,173)	(169,068)	(21,592,888)
Net transfers in and out of Level 3	(7,362,938)	1,071,718	—	(798,875)	(92,176)	(7,182,271)

Balance at 09/30/10	$—	$724,663	$199,399	$—	$770	$924,832
Change in unrealized gain (loss)relating to securities still held at 09/30/10	$—	$(208,084)	$55,339	$—	$42,898	$(109,847)

Transfers in and out of Level 3 are considered to occur at the beginning of the period.

Derivatives Disclosure

The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default.

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure.

	Asset Derivatives September 30, 2010			Liability Derivatives September 30, 2010
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Assets and Liabilities	Fair Value ($)		Location in the Statements of Assets and Liabilities	Fair Value ($)
GEI Total Return Fund
Interest Rate Contracts	Receivables, Net Assets—	789,000	*	Liabilities, Net Assets—	(1,366,275	)*
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
Equity Contracts	Receivables, Net Assets—	1,601,660	*	Liabilities, Net Assets—	(277,012	)*
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
GEI Income Fund
Interest Rate Contracts	Receivables, Net Assets—	48,751	*	Liabilities, Net Assets—	(108,940	)*
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
GEI S&P Index Fund
Equity Contracts	Receivables, Net Assets—	133,100	*	Liabilities, Net Assets—	—
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
GEI International Equity Fund
Equity Contracts	Receivables, Net Assets—	363	*	Liabilities, Net Assets—	—
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
GEI Mid Cap Equity Fund
Equity Contracts	Receivables, Net Assets—	4,941	*	Liabilities, Net Assets—	—
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
GEI Premier Growth Equity Fund
Equity Contracts	Receivables, Net Assets—	19,008	*	Liabilities, Net Assets—	—
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
GEI U.S. Equity Fund
Equity Contracts	Receivables, Net Assets—	4,980	*	Liabilities, Net Assets—	—
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
GEI Small-Cap Equity Fund
Equity Contracts	Receivables, Net Assets—	21,460	*	Liabilities, Net Assets—	—
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
GEI Core Value Equity Fund
Equity Contracts	Receivables, Net Assets—	210	*	Liabilities, Net Assets—	—
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Investments Funds, Inc.

By:	/S/ MICHAEL J. COSGROVE
Michael J. Cosgrove
Chairman, GE Investments Funds, Inc.

Date: November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ MICHAEL J. COSGROVE
Michael J. Cosgrove
Chairman, GE Investments Funds, Inc.

Date: November 24, 2010

By:	/S/ EUNICE TSANG
Eunice Tsang
Treasurer, GE Investments Funds, Inc.

Date: November 24, 2010